Document and Entity Information (USD $) In Billions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Feb. 15, 2013	Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	AMERICAN EXPRESS CO
Entity Central Index Key	0000004962
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	true
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 66.1
Entity Common Stock, Shares Outstanding		1,104,651,022
Amendment Description	No

Consolidated Statements of Income (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest revenues
Discount revenue	$ 17,739	$ 16,734	$ 14,880
Net card fees	2,506	2,448	2,321
Travel commissions and fees	1,940	1,971	1,773
Other commissions and fees	2,317	2,269	2,031
Other	2,452	2,164	1,927
Total non-interest revenues	26,954	25,586	22,932
Interest income
Interest on loans	6,511	6,272	6,564
Interest and dividends on investment securities	246	327	443
Deposits with banks and other	97	97	66
Total interest income	6,854	6,696	7,073
Interest expense
Deposits	480	528	546
Long-term debt and other	1,746	1,792	1,877
Total interest expense	2,226	2,320	2,423
Net interest income	4,628	4,376	4,650
Total revenues net of interest expense	31,582	29,962	27,582
Provisions for losses
Charge card	742	770	595
Cardmember loans	1,149	253	1,527
Other	99	89	85
Total provisions for losses	1,990	1,112	2,207
Total revenues net of interest expense after provisions for losses	29,592	28,850	25,375
Expenses
Marketing, promotion, rewards and cardmember services	9,971	9,930	8,738
Salaries and employee benefits	6,597	6,252	5,566
Other, net	6,573	5,712	5,107
Total	23,141	21,894	19,411
Pretax income from continuing operations	6,451	6,956	5,964
Income tax provision	1,969	2,057	1,907
Income from continuing operations	4,482	4,899	4,057
Income from discontinued operations	0	36	0
Net income	$ 4,482	$ 4,935	$ 4,057
Earnings Per Share, Basic [Abstract]
Income from continuing operations attributable to common shareholders	$ 3.91	$ 4.11	$ 3.37
Income from discontinued operations	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 3.91	$ 4.14	$ 3.37
Earnings Per Share, Diluted [Abstract]
Income from continuing operations attributable to common shareholders	$ 3.89	$ 4.09	$ 3.35
Income from discontinued operations	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 3.89	$ 4.12	$ 3.35
Average common shares outstanding for earnings per common share:
Basic	1,135	1,178	1,188
Diluted	1,141	1,184	1,195

Consolidated Statements of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Income [Abstract]
Earnings allocated to participating share awards	$ (7)	$ (14)	$ (14)	$ (14)	$ (14)	$ (15)	$ (15)	$ (14)	$ (49)	$ (58)	$ (51)

Statement of Other Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Other Comprehensive Incom
Net income	$ 4,482	$ 4,935	$ 4,057
Other comprehensive income (loss)
Net unrealized securities gains, net of tax	27	231	(135)
Net unrealized derivative (losses) gains, net of tax	1	6	21
Foreign currency translation adjustments, net of tax	(72)	(179)	219
Pension and other postretirement benefit losses	(7)	(17)	5
Other comprehensive income (loss)	(51)	41	110
Comprehensive income	$ 4,431	$ 4,976	$ 4,167

Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents
Cash and cash due from banks	$ 2,020	$ 3,514
Interest-bearing deposits in other banks (including securities purchased under resale agreements)	19,892	20,572
Short-term investment securities	338	807
Total	22,250	24,893
Accounts receivable
Cardmember receivables (includes gross receivables available to settle obligations of a consolidated variable interest entity), less reserves	42,338	40,452
Other receivables, less reserves	3,576	3,657
Loans
Cardmember loans, (includes gross loans available to settle obligations of a consolidated variable interest entity), less reserves	63,758	60,747
Other loans, less reserves	551	419
Investment securities	5,614	7,147
Premises and equipment, at cost, less accumulated depreciation	3,635	3,367
Other assets (includes restricted cash of consolidated variable interest entities)	11,418	12,655
Total assets	153,140	153,337
Liabilities
Customer deposits	39,803	37,898
Travelers Cheques and other prepaid products	4,601	5,123
Accounts payable	10,006	10,458
Short-term borrowings	3,314	4,337
Long-term debt (includes debt issued by consolidated variable interest entities)	58,973	59,570
Other liabilities	17,557	17,157
Total liabilities	134,254	134,543
Shareholders' Equity
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive (loss) income
Net unrealized securities gains, net of tax	315	288
Net unrealized derivatives losses, net of tax	0	(1)
Foreign currency translation adjustments, net of tax	(754)	(682)
Net unrealized pension and other postretirement benefit losses, net of tax	(488)	(481)
Total accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794
Total liabilities and shareholders' equity	$ 153,140	$ 153,337

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cardmember receivables, gross	$ 42,766	$ 40,890
Cardmember loans	65,229	62,621
Other assets	11,418	12,655
Long-term debt	58,973	59,570
Cash and cash equivalents
Securities purchased under resale agreements	58	470
Accounts receivable
Cardmember receivables, reserves	428	438
Other receivables, reserves	86	102
Loans
Cardmember loans, reserves	1,471	1,874
Other loans, reserves	20	18
Premises and equipment, accumulated depreciation	5,429	4,747
Restricted cash	568	584
Common shares, par value	$ 0.2	$ 0.2
Common shares, authorized	3,600,000,000	3,600,000,000
Common shares, issued	1,105,000,000	1,164,000,000
Common shares, outstanding	1,105,000,000	1,164,000,000
Accumulated other comprehensive (loss) income
Net unrealized securities gains, tax	175	168
Net unrealized derivatives losses, tax	0	(1)
Foreign currency translation adjustments, tax	(611)	(459)
Net unrealized pension and other postretirement benefit costs, tax	(233)	(233)
Variable Interest Enterprise [Member]
Cardmember receivables, gross	8,012	8,027
Cardmember loans	32,731	33,834
Long-term debt	19,277	20,856
Loans
Restricted cash	$ 76	$ 207

Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 4,482	$ 4,935	$ 4,057
Income from discontinued operations, net of tax	0	(36)	0
Income from continuing operations	4,482	4,899	4,057
Adjustments to reconcile net income to net cash provided by operating activities:
Provisions for losses	1,990	1,112	2,207
Depreciation and amortization	991	918	917
Deferred taxes and other	218	818	1,135
Stock-based compensation	297	301	287
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Other receivables	153	663	(498)
Other assets	390	(635)	(590)
Accounts payable and other liabilities	(358)	2,186	1,531
Travelers Cheques outstanding and other prepaid products	(540)	(494)	(317)
Premium paid on debt exchange	(541)	0	0
Net cash provided by operating activities	7,082	9,768	8,729
Cash Flows from Investing Activities
Sale of investments	525	1,176	2,196
Maturity and redemption of investments	1,562	6,074	12,066
Purchase of investments	(473)	(1,158)	(7,804)
Net increase in cardmember loans/receivables	(6,671)	(8,358)	(6,389)
Purchase of premises and equipment, net of sales	(1,053)	(1,189)	(878)
Acquisitions/Dispositions, net of cash acquired	(466)	(610)	(400)
Net decrease (increase) in restricted cash	31	3,574	(20)
Net cash used in investing activities	(6,545)	(491)	(1,229)
Cash Flows from Financing Activities
Net increase in customer deposits	2,300	8,232	3,406
Net (decrease) increase in short-term borrowings	(1,015)	705	1,262
Issuance of long-term debt	13,934	13,982	5,918
Principal payments on long-term debt	(14,076)	(21,029)	(17,670)
Issuance of American Express common shares	443	594	663
Repurchase of American Express common shares	(3,952)	(2,300)	(590)
Dividends paid	(902)	(861)	(867)
Net cash used in financing activities	(3,268)	(677)	(7,878)
Effect of exchange rate changes on cash	88	(63)	135
Net (decrease) increase in cash and cash equivalents	(2,643)	8,537	(243)
Cash and cash equivalents at beginning of year	24,893	16,356	16,599
Cash and cash equivalents at end of year	$ 22,250	$ 24,893	$ 16,356

Consolidated Statements of Cash Flows (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Increase decrease in debt exchange [Line Items]
Impacts due to Debt Exchange	$ (977)
Sale of premises and equipment	3	16	9
Non Cash [Member]
Increase decrease in debt exchange [Line Items]
Impacts due to Debt Exchange	$ (439)	$ 0	$ 0

Statement of Shareholders' Equity (USD $) In Millions, unless otherwise specified	Total	Previously Reported Balance [Member]	Adjustments To Previously Reported Balance [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Previously Reported Balance [Member]	Accumulated Other Comprehensive Income (Loss) [Member] Adjustments To Previously Reported Balance [Member]	Retained Earnings [Member]	Retained Earnings [Member] Previously Reported Balance [Member]	Retained Earnings [Member] Adjustments To Previously Reported Balance [Member]
Beginning Balance at Dec. 31, 2009	$ 12,637	$ 14,406	$ (1,769)	$ 237	$ 11,144	$ (1,027)	$ (712)	$ (315)	$ 2,283	$ 3,737	$ (1,454)
Net income	4,057								4,057
Other comprehensive income	110					110
Repurchase of common shares	(590)			(3)	(132)				(455)
Other changes, primarily employee plans	883			4	925				(46)
Cash dividends declared
Common shares	(867)								(867)
Ending Balance at Dec. 31, 2010	16,230			238	11,937	(917)			4,972
Net income	4,935								4,935
Other comprehensive income	41					41
Repurchase of common shares	(2,300)			(10)	(494)				(1,796)
Other changes, primarily employee plans	744			4	774				(34)
Cash dividends declared
Common shares	(856)								(856)
Ending Balance at Dec. 31, 2011	18,794			232	12,217	(876)			7,221
Net income	4,482								4,482
Other comprehensive income	(51)					(51)
Repurchase of common shares	(4,000)			(14)	(765)				(3,221)
Other changes, primarily employee plans	570			3	615				(48)
Cash dividends declared
Common shares	(909)								(909)
Ending Balance at Dec. 31, 2012	$ 18,886			$ 221	$ 12,067	$ (927)			$ 7,525

Statement of Shareholders' Equity (Parenthetical) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash dividends declared
Common stock, dividend per share	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.8	$ 0.72	$ 0.72

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Basis of Presentation

NOTE 1

Summary of Significant Accounting Policies

The Company

American Express Company (the Company) is a global services company that provides customers with access to products, insights and experiences that enrich lives and build business success. The Company's principal products and services are charge and credit payment card products and travel-related services offered to consumers and businesses around the world. The Company also focuses on generating alternative sources of revenue on a global basis in areas such as online and mobile payments and fee-based services. The Company's various products and services are sold globally to diverse customer groups, including consumers, small businesses, mid-sized companies and large corporations. These products and services are sold through various channels, including direct mail, online applications, targeted direct and third-party sales forces and direct response advertising.

Principles of Consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions are eliminated.

The Company consolidates all entities in which the Company holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when the Company is able to exercise control over the investees' operating and financial decisions. For variable interest entities (VIEs), the Company is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is a party that has both: (1) the power to direct the activities of a VIE that most significantly impact that entity's economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity's equity.

Entities in which the Company's voting interest in common equity does not provide the Company with control, but allows the Company to exert significant influence over their financial and operating decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive (loss) income (AOCI), a component of shareholders' equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the United States where the functional currency is the U.S. dollar, are reported net in the Company's Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other, net expense, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $120 million, $145 million and $138 million in 2012, 2011 and 2010, respectively.

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management's assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for cardmember losses relating to loans and charge card receivables, proprietary point liability for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

Total Revenues Net of Interest Expense

Discount Revenue

Discount revenue represents fees generally charged to merchants with which the Company, or its GNS partners, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company's cardmembers. The discount generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees, net of direct card acquisition costs and a reserve for projected membership cancellations, are deferred and recognized on a straight-line basis over the 12-month card membership period as Net Card Fees in the Consolidated Statements of Income. The unamortized net card fee balance is reported net in Other Liabilities on the Consolidated Balance Sheets (refer to Note 11).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company's travel suppliers (e.g., airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (e.g., hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, delinquency fees, service fees and other card related assessments, which are recognized primarily in the period in which they are charged to the cardmember (refer to Note 19). Also included are fees related to the Company's Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in other liabilities on the Consolidated Balance Sheets (refer to Note 11).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients, cardmembers and certain other customers. Payments to such customers, including cash rebates paid to cardmembers, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its cardmembers in consideration for that payment and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included in the Consolidated Statements of Income in the line item where the related transaction revenues are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on cardmember loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the outstanding balance, in accordance with the terms of the applicable account agreement, until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company's performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security's outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund cardmember loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into two categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, and (ii) long-term debt and other, which primarily relates to interest expense on the Company's long-term financing and short-term borrowings, and the realized impact of derivatives hedging interest rate risk.

Balance Sheet

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company recognizes lease restoration obligations at the fair value of the restoration liabilities when incurred, and amortizes the restoration assets over the lease term.

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's estimated useful life, generally 5 years.

Other Significant Accounting Policies

The following table identifies the Company's other significant accounting policies, the Note and page where the Note can be found.

Note
Significant Accounting Policy	Number	Note Title	Page
Fair Value Measurements	Note 3	Fair Values	Page 68
Accounts Receivable	Note 4	Accounts Receivable and Loans	Page 72
Loans	Note 4	Accounts Receivable and Loans	Page 72
Reserves for Losses	Note 5	Reserves for Losses	Page 77
Investment Securities	Note 6	Investment Securities	Page 79
Asset Securitizations	Note 7	Asset Securitizations	Page 80
Goodwill and Other Intangible Assets	Note 8	Other Assets	Page 81
Membership Rewards	Note 11	Other Liabilities	Page 87
Derivative Financial Instruments and Hedging Activities	Note 12	Derivatives and Hedging Activities	Page 87
Income Taxes	Note 17	Income Taxes	Page 95
Stock-based Compensation	Note 20	Stock Plans	Page 98
Retirement Plans	Note 21	Retirement Plans	Page 100
Regulatory Matters and Capital Adequacy	Note 23	Regulatory Matters and Capital Adequacy	Page 106
Legal Contingencies	Note 24	Commitments and Contingencies	Page 107
Reportable Operating Segments	Note 25	Reportable Operating Segments and Geographic Operations	Page 108

Classification of Various Items

Beginning the first quarter of 2012, the Company revised the income statement reporting of annual membership card fees on lending products, increasing net card fees and reducing interest on loans. Corresponding amounts presented in prior periods have been reclassified to conform to the current period presentation.

       Certain other reclassifications of prior period amounts have been made to conform to the current period presentation. The card fees revision previously discussed and these other reclassifications did not have a material impact on the Company's financial position, results of operations or cash flows.

Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combination Disclosure [Abstract]
Acquisitions

NOTE 2

Acquisitions

On March 1, 2011, the Company completed the acquisition of a controlling interest in Loyalty Partner, a leading marketing services company that operates loyalty programs in Germany, Poland, India and Mexico. Loyalty Partner also provides market analysis, operating platforms and consulting services that help merchants grow their businesses. Total consideration was $616 million. The Company has an option to acquire the remaining noncontrolling equity interest (NCI) over a three-year period beginning at the end of 2013 at a price based on business performance, which had an estimated fair value of $148 million at the acquisition date.

In 2010, the Company purchased Accertify and Revolution Money for a total consideration of $151 million and $305 million, respectively. Accertify is an online fraud solution provider and Revolution Money, which was subsequently rebranded by the Company as Serve, is a provider of secure person-to-person payment services through an internet-based platform.

These acquisitions did not have a significant impact on either the Company's consolidated results of operations or the segments in which they are reflected for the years ended December 31, 2012, 2011 and 2010.

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$539	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	208	10	7
Total assets	1,042	157	310
Total liabilities (including NCI)	426	6	5
Net assets acquired	$616	$151	$305
Reportable operating segment	ICS	GNMS

  The final purchase price allocation was completed in 2012. The above amounts do not differ significantly from the estimates at the acquisition date.
  Included in Corporate & Other.

Fair Values	12 Months Ended
Dec. 31, 2012
Fair Value (Disclosures) [Abstract]
Fair Values

NOTE 3

Fair Values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company's principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

                -       Quoted prices for similar assets or liabilities in active markets

                -        Quoted prices for identical or similar assets or liabilities in markets that are not active

                -        Inputs other than quoted prices that are observable for the asset or liability

         -       Inputs that are derived principally from or corroborated by observable market data by correlation or other means

  Level 3 ― Inputs that are unobservable and reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows). The Company did not measure any financial instruments presented on the Consolidated Balance Sheets at fair value on a recurring basis using significantly unobservable inputs (Level 3) during the years ended December 31, 2012 and 2011, although the disclosed fair value of certain assets that are not carried at fair value, as presented later in this Note, are classified within Level 3.

The Company monitors the market conditions and evaluates the fair value hierarchy levels at least quarterly. For any transfers in and out of the levels of the fair value hierarchy, the Company elects to disclose the fair value measurement at the beginning of the reporting period during which the transfer occurred.

Financial Assets and Financial Liabilities Carried at Fair Value

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2012					2011
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$296		$296	$	―	$360		$360	$	―
Debt securities and other(b)	5,318		338		4,980	6,787		340		6,447
Derivatives(a)	942		―		942	1,516		―		1,516
Total assets	$6,556		$634		$5,922	$8,663		$700		$7,963
Liabilities:
Derivatives(a)	$329	$	―		$329	$108	$	―		$108
Total liabilities	$329	$	―		$329	$108	$	―		$108

  Refer to Note 6 for the fair values of investment securities and to Note 12 for the fair values of derivative assets and liabilities, both on a further disaggregated basis.
  The Level 1 amounts represent the Company's holdings of U.S. Government treasury obligations.

Valuation Techniques Used in the Fair Value Measurement of Financial Assets and Financial Liabilities Carried at Fair Value

For the financial assets and liabilities measured at fair value on a recurring basis (categorized in the valuation hierarchy table above) the Company applies the following valuation techniques:

Investment Securities

  When available, quoted prices of identical investment securities in active markets are used to determine fair value. Such investment securities are classified within Level 1 of the fair value hierarchy.
  When quoted prices of identical investment securities in active markets are not available, the fair values for the Company's investment securities are obtained primarily from pricing services engaged by the Company, and the Company receives one price for each security. The fair values provided by the pricing services are estimated using pricing models, where the inputs to those models are based on observable market inputs or recent trades of similar securities. Such investment securities are classified within Level 2 of the fair value hierarchy. The inputs to the valuation techniques applied by the pricing services vary depending on the type of security being priced but are typically benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. The pricing services did not apply any adjustments to the pricing models used. In addition, the Company did not apply any adjustments to prices received from the pricing services.

The Company reaffirms its understanding of the valuation techniques used by its pricing services at least annually. In addition, the Company corroborates the prices provided by its pricing services for reasonableness by comparing the prices from the respective pricing services to valuations obtained from different pricing sources as well as comparing prices to the sale prices received from sold securities at least quarterly. In instances where price discrepancies are identified between different pricing sources, the Company evaluates such discrepancies to ensure that the prices used for its valuation represent the fair value of the underlying investment securities. Refer to Note 6 for additional fair value information.

Derivative Financial Instruments

The fair value of the Company's derivative financial instruments is estimated by a third-party valuation service that uses proprietary pricing models or by internal pricing models, where the inputs to those models are readily observable from actively quoted markets. The pricing models used are consistently applied and reflect the contractual terms of the derivatives as described below. The Company reaffirms its understanding of the valuation techniques used by the third-party valuation service at least annually. The Company's derivative instruments are classified within Level 2 of the fair value hierarchy.

The fair value of the Company's interest rate swaps is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the swap such as the notional amount, fixed coupon rate, floating coupon rate (based on interbank rates consistent with the frequency and currency of the interest cash flows) and tenor, as well as discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

The fair value of the Company's total return contract, which serves as a hedge against the Hong Kong dollar (HKD) change in fair value associated with the Company's investment in the Industrial and Commercial Bank of China (ICBC), is determined based on a discounted cash flow method using the following significant inputs as of the valuation date: number of shares of the Company's underlying ICBC investment, the quoted market price of the shares in HKD and the monthly settlement terms of the contract inclusive of price and tenor.

The fair value of foreign exchange forward contracts is determined based on a discounted cash flow method using the following significant inputs: the contractual terms of the forward contracts such as the notional amount, maturity dates and contract rate, as well as relevant foreign currency forward curves, and discount rates consistent with the underlying economic factors of the currency in which the cash flows are denominated.

Credit valuation adjustments are necessary when the market parameters, such as a benchmark curve, used to value derivatives are not indicative of the credit quality of the Company or its counterparties. The Company considers the counterparty credit risk by applying an observable forecasted default rate to the current exposure. Refer to Note 12 for additional fair value information.

Financial Assets and Financial Liabilities Carried at Other Than Fair Value

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2012 and 2011:

	Carrying	Corresponding Fair Value Amount
2012 (Billions)	Value	Total			Level 1		Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21		$1	(a)	$	―
Other financial assets(b)	$47	$47		$	―		$47		$	―
Financial assets carried at other than fair value
Loans, net	$64	$65	(c)	$	―	$	―			$65

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	$55	$55		$	―		$55		$	―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$10	$10		$	―		$10		$	―
Long-term debt	$59	$62	(c)	$	―		$62		$	―

	Carrying	Fair
2011 (Billions)	Value	Value
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$25	$25
Other financial assets(b)	$45	$45
Financial assets carried at other than fair value
Loans, net	$61	$62	(c)

Financial Liabilities:
Financial liabilities for which carrying values equal or	$51	$51
approximate fair value
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$12	$12
Long-term debt	$59	$62	(c)

  Reflects time deposits.
  Includes accounts receivables (including fair values of cardmember receivables of $8.0 billion held by consolidated VIEs as of December 31, 2012 and 2011, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $32.4 billion and $33.3 billion, respectively, and long-term debt of $19.5 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2012 and 2011.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.

The fair values of these financial instruments are estimates based upon the market conditions and perceived risks as of December 31, 2012, and require management judgment. These figures may not be indicative of their future fair values. The fair value of the Company cannot be reliably estimated by aggregating the amounts presented.

Valuation Techniques Used in the Fair Value Measurement of Financial Assets and Financial Liabilities Carried at Other Than Fair Value

For the financial assets and liabilities that are not required to be measured at fair value on a recurring basis (categorized in the valuation hierarchy table above) the Company applies the following valuation techniques to measure fair value:

Financial Assets For Which Carrying Values Equal or Approximate Fair Value

Financial assets for which carrying values equal or approximate fair value include cash and cash equivalents, cardmember receivables, accrued interest and certain other assets. For these assets, the carrying values approximate fair value because they are short term in duration, have no defined maturity or have a market-based interest rate.

Financial Assets Carried At Other Than Fair Value

Loans

Loans are recorded at historical cost, less reserves, on the Consolidated Balance Sheets. In estimating the fair value for the Company's loans the Company uses a discounted cash flow model. Due to the lack of a comparable whole loan sales market for similar credit card receivables and a lack of observable pricing inputs thereof, the Company uses various inputs derived from an equivalent securitization market to estimate fair value. Such inputs include projected income (inclusive of future interest payments and late fee revenue), estimated pay-down rates, discount rates and relevant credit costs.

Financial Liabilities For Which Carrying Values Equal Or Approximate Fair Value

Financial liabilities for which carrying values equal or approximate fair value include accrued interest, customer deposits (excluding certificates of deposit, which are described further below), Travelers Cheques outstanding, accounts payable, short-term borrowings and certain other liabilities for which the carrying values approximate fair value because they are short term in duration, have no defined maturity or have a market-based interest rate.

Financial Liabilities Carried At Other Than Fair Value

Certificates of Deposit

Certificates of deposit (CDs) are recorded at their historical issuance cost on the Consolidated Balance Sheets. Fair value is estimated using a discounted cash flow methodology based on the future cash flows and the discount rate that reflects the Company's current rates for similar types of CDs within similar markets.

Long-term Debt

Long-term debt is recorded at historical issuance cost on the Consolidated Balance Sheets adjusted for the impact of fair value hedge accounting on certain fixed-rate notes and current translation rates for foreign-denominated debt. The fair value of the Company's long-term debt is measured using quoted offer prices when quoted market prices are available. If quoted market prices are not available, the fair value is determined by discounting the future cash flows of each instrument at rates currently observed in publicly traded debt markets for debt of similar terms and credit risk. For long-term debt, where there are no rates currently observable in publicly traded debt markets of similar terms and comparable credit risk, the Company uses market interest rates and adjusts those rates for necessary risks, including its own credit risk. In determining an appropriate spread to reflect its credit standing, the Company considers credit default swap spreads, bond yields of other long-term debt offered by the Company, and interest rates currently offered to the Company for similar debt instruments of comparable maturities.

Nonrecurring Fair Value Measurements

The Company did not have any material assets that were measured at fair value for impairment on a nonrecurring basis during the years ended December 31, 2012 and 2011.

Accounts Receivable and Loans	12 Months Ended
Dec. 31, 2012
Loans Notes Trade And Other Receivables Disclosure [Abstract]
Accounts Receivable and Loans

NOTE 4

Accounts Receivable and Loans

As described below, the Company's charge and lending payment card products result in the generation of cardmember receivables and cardmember loans, respectively.

Cardmember and Other Receivables

Cardmember receivables, representing amounts due from charge payment card product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a cardmember's most recent credit information and spend patterns. Additionally, global spend limits are established to limit the maximum exposure for the Company.

Charge card customers generally must pay the full amount billed each month.

Cardmember receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees.

Accounts receivable as of December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
U.S. Card Services(a)	$21,124	$20,645
International Card Services	7,778	7,222
Global Commercial Services(b)	13,671	12,829
Global Network & Merchant Services(c)	193	194
Cardmember receivables(d)	42,766	40,890
Less: Reserve for losses	428	438
Cardmember receivables, net	$42,338	$40,452
Other receivables, net(e)	$3,576	$3,657

  Includes $7.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of both December 31, 2012 and 2011.
  Includes $476 million and $459 million of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively. Also includes $913 million and $563 million due from airlines, of which Delta Air Lines (Delta) comprises $676 million and $340 million as of December 31, 2012 and 2011, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.9 billion and $12.8 billion of cardmember receivables outside the United States as of December 31, 2012 and 2011, respectively.
  Other receivables primarily represent amounts related to (i) purchased joint venture receivables, (ii) certain merchants for billed discount revenue, (iii) the Company's travel customers and suppliers, and (iv) other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $86 million and $102 million as of December 31, 2012 and 2011, respectively.

Cardmember and Other Loans

Cardmember loans, representing amounts due from lending payment card product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant or when a charge card customer enters into an extended payment arrangement with the Company. The Company's lending portfolios primarily include revolving loans to cardmembers obtained through either their credit card accounts or the lending on charge feature of their charge card accounts. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about cardmembers and in accordance with applicable regulations and the respective product's terms and conditions. Cardmembers holding revolving loans are typically required to make monthly payments based on pre-established amounts. The amounts that cardmembers choose to revolve are subject to finance charges.

Cardmember loans are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal, accrued interest and fees receivable. The Company's policy generally is to cease accruing interest on a cardmember loan at the time the account is written off, and establish reserves for interest that the Company believes will not be collected.

Loans as of December 31, 2012 and 2011 consisted of:

(Millions)	2012	2011
U.S. Card Services(a)	$55,953	$53,686
International Card Services	9,236	8,901
Global Commercial Services	40	34
Cardmember loans	65,229	62,621
Less: Reserve for losses	1,471	1,874
Cardmember loans, net	$63,758	$60,747
Other loans, net(b)	$551	$419

  Includes approximately $32.7 billion and $33.8 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively.
  Other loans primarily represent loans to merchants and a store card loan portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $20 million and $18 million as of December 31, 2012 and 2011, respectively.

Cardmember Loans and Cardmember Receivables Aging

Generally, a cardmember account is considered past due if payment is not received within 30 days after the billing statement date. The following table represents the aging of cardmember loans and receivables as of December 31, 2012 and 2011:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2012 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$55,281	$200	$147	$325	$55,953
International Card
Services	9,099	47	30	60	9,236
Cardmember
Receivables:
U.S. Card Services	$20,748	$116	$76	$184	$21,124
International Card
Services(a)	(b)	(b)	(b)	74	7,778
Global Commercial
Services(a)	(b)	(b)	(b)	112	13,671

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901
Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to financial reporting system constraints. Therefore, it has not been relied upon for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit Quality Indicators for Cardmember Loans and Receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2012			2011
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
Cardmember Loans:
U.S. Card Services	2.1%	2.3%	1.2%	2.9%	3.2%	1.4%
International Card Services	1.9%	2.4%	1.5%	2.7%	3.3%	1.7%
Cardmember Receivables:
U.S. Card Services	1.9%	2.1%	1.8%	1.7%	1.9%	1.9%

			2012		2011
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume	Receivables
Cardmember Receivables:
International Card Services			0.16%	0.9%	0.15%	0.9%
Global Commercial Services			0.06%	0.8%	0.06%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e., excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.

Refer to Note 5 for additional indicators, including external environmental factors, management considers in its monthly evaluation process for reserves for losses.

Impaired Cardmember Loans and Receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance restructured loans and receivables for which it is probable that the Company will be unable to collect all amounts due according to the original contractual terms of the loan and receivable agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, cardmember loans and receivables in instances where the cardmember is experiencing financial difficulty to minimize losses while providing cardmembers with temporary or permanent financial relief. The Company has classified cardmember loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables may include (i) reducing the interest rate (as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) reducing the outstanding balance (in the event of a settlement), (iii) suspending delinquency fees until the cardmember exits the modification program and (iv) placing the cardmember on a fixed payment plan not to exceed 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the modification program. In accordance with the modification agreement with the cardmember, loans revert back to the original contractual terms (including the contractual interest rate) when the cardmember exits the modification program, either (i) when all payments have been made in accordance with the modification agreement or (ii) the cardmember defaults out of the modification program. In either case, the Company establishes a reserve for cardmember interest charges considered to be uncollectible.

The performance of a loan or a receivable modified as a TDR is closely monitored to understand its impact on the Company's reserve for losses. Though the ultimate success of modification programs remains uncertain, the Company believes the programs improve the cumulative loss performance of such loans and receivables.

Reserves for cardmember loans and receivables modified as TDRs are determined by the difference between the cash flows expected to be received from the cardmember (taking into consideration the probability of subsequent defaults), discounted at the original effective interest rates, and the carrying value of the cardmember loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty interest rate. All changes in the impairment measurement, including the component due to the passage of time, are included in the provision for losses in the Consolidated Statements of Income.

The following table provides additional information with respect to the Company's impaired cardmember loans and receivables, which are not significant for ICS and GCS, as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2012 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$73		$426		$627		$1,126	$1,073		$152
International Card Services	59		5		6		70	69		1
Cardmember Receivables:
U.S. Card Services	―		―		117		117	111		91
Total	$132		$431		$750		$1,313	$1,253		$244

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$64		$529		$736		$1,329	$1,268		$174
International Card Services	67		6		8		81	80		2
Cardmember Receivables:
U.S. Card Services	―		―		174		174	165		118
Total	$131		$535		$918		$1,584	$1,513		$294

  The Company's policy is generally to accrue interest through the date of write-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected. Excludes loans modified as a TDR.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is generally not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full. Excludes loans modified as a TDR.
  Total loans and receivables modified as a TDR includes $320 million and $410 million that are non-accrual and $6 million and $4 million that are past due 90 days and still accruing interest as of December 31, 2012 and 2011, respectively.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables, which are not significant for ICS and GCS, for the years ended December 31:

	2012
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$60	$1,221
International Card Services	16	75
Cardmember Receivables:
U.S. Card Services	―	135
Total	$76	$1,431

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$67	$1,498
International Card Services	26	98
Cardmember Receivables:
U.S. Card Services	―	145
Total	$93	$1,741

Cardmember Loans and Receivables Modified as TDRs

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs, which are not significant for ICS, for the years ended December 31:

		Aggregated	Aggregated
		Pre-	Post-
2012		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	106	$779	$762
U.S. Card Services ―
Cardmember Receivables	37	425	418
Total(b)	143	$1,204	$1,180

		Aggregated	Aggregated
		Pre-	Post-
2011		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(b)	197	$1,512	$1,452

  Includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.

As described previously, the Company's cardmember loans and receivables modification programs may include (i) reducing the interest rate, (ii) reducing the outstanding balance, (iii) suspending delinquency fees and (iv) placing the cardmember on a fixed payment plan not exceeding 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until successfully exiting the modification program.

The Company has evaluated the primary financial effects of the impact of the changes to an account upon modification as follows:

  Interest Rate Reduction: For the years ended December 31, 2012 and 2011, the average interest rate reduction was 12 percentage points and 11 percentage points, respectively. None of these interest rate reductions had a significant impact on interest on loans in the Consolidated Statements of Income. The Company does not offer interest rate reduction programs for U.S. Card Services (USCS) cardmember receivables as these receivables are non-interest bearing.
  Outstanding Balance Reduction: The table above presents the financial effects to the Company as a result of reducing the outstanding balance for short-term settlement programs. The difference between the pre- and post-modification outstanding balances represents the amount that either has been written off or will be written off upon successful completion of the settlement program.
  Payment Term Extension: For the years ended December 31, 2012 and 2011, the average payment term extension was approximately 13 months and 15 months, respectively, for USCS cardmember receivables. For USCS cardmember loans, there have been no payment term extensions.

The following table provides information for the years ended December 31, 2012 and 2011, with respect to the cardmember loans and receivables modified as TDRs that subsequently defaulted within 12 months of modification. A cardmember will default from a modification program after one and up to three consecutive missed payments, depending on the terms of the modification program. The defaulted ICS cardmember loan modifications were not significant.

		Aggregated
2012		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	23	$182
U.S. Card Services ―
Cardmember Receivables	1	37
Total	24	$219

		Aggregated
2011		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total	52	$388

  The outstanding balance includes principal and accrued interest.

Reserves for Losses	12 Months Ended
Dec. 31, 2012
Reserves For Losses Cardmember Receivables And Loans Disclosure [Abstract]
Reserve for Losses

NOTE 5
Reserves for Losses

Reserves for losses relating to cardmember loans and receivables represent management's best estimate of the probable inherent losses in the Company's outstanding portfolio of loans and receivables, as of the balance sheet date. Management's evaluation process requires certain estimates and judgments.

       Reserves for losses are primarily based upon statistical models that analyze portfolio performance and reflect management's judgment regarding overall reserve adequacy. The models take into account several factors, including loss migration rates and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the models for specific factors such as increased risk in certain portfolios, impact of risk management initiatives on portfolio performance and concentration of credit risk based on factors such as vintage, industry or geographic regions. In addition, management may increase or decrease the reserves for losses on cardmember loans for other external environmental factors, including various indicators related to employment, spend, sentiment, housing and credit, as well as the legal and regulatory environment. Generally, due to the short-term nature of cardmember receivables, the impact of additional external factors on the probable losses inherent within the cardmember receivables portfolio is not significant. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of cardmember receivables or loans and net write-off coverage.

Cardmember loans and receivables balances are written off when management considers amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days. Cardmember loans and receivables in bankruptcy or owed by deceased individuals are written off upon notification and recoveries are recognized as they are collected.

Changes in Cardmember Receivables Reserve for Losses

The following table presents changes in the cardmember receivables reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$438	$386	$546
Additions:
Provisions(a)	601	603	439
Other(b)	141	167	156
Total provision	742	770	595
Deductions:
Net write-offs(c)	(640)	(560)	(598)
Other(d)	(112)	(158)	(157)
Balance, December 31	$428	$438	$386

  Provisions for principal (resulting from authorized transactions) and fee reserve components.
  Provisions for unauthorized transactions.
  Consists of principal (resulting from authorized transactions) and fee components, less recoveries of $383 million, $349 million and $357 million for 2012, 2011 and 2010, respectively.
  Includes net write-offs resulting from unauthorized transactions of $(141) million, $(161) million and $(148) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $2 million, $(2) million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $18 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $9 million, $5 million and $(10) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember Receivables Evaluated Individually and Collectively for Impairment

The following table presents cardmember receivables evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember receivables evaluated
individually for impairment(a)	$117	$174	$114
Related reserves(a)	$91	$118	$63
Cardmember receivables evaluated
collectively for impairment	$42,649	$40,716	$37,152
Related reserves	$337	$320	$323

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.

Changes in Cardmember Loans Reserve for Losses

The following table presents changes in the cardmember loans reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$1,874	$3,646	$3,268
Reserves established for
consolidation of a variable
interest entity(a)	―	―	2,531
Total adjusted balance, January 1	1,874	3,646	5,799
Additions:
Provisions(b)	1,031	145	1,445
Other(c)	118	108	82
Total provision	1,149	253	1,527
Deductions:
Net write-offs
Principal(d)	(1,280)	(1,720)	(3,260)
Interest and fees(d)	(157)	(201)	(359)
Other(e)	(115)	(104)	(61)
Balance, December 31	$1,471	$1,874	$3,646

  Represents the establishment of cardmember reserves for losses for cardmember loans issued by the American Express Credit Account Master Trust (the Lending Trust) for the securitized loan portfolio that was consolidated under accounting guidance for consolidation of VIEs effective January 1, 2010. The establishment of the $2.5 billion reserve for losses for the securitized loan portfolio was determined by applying the same methodology as is used for the Company's unsecuritized loan portfolio. There was no incremental reserve required nor were any charge-offs recorded in conjunction with the consolidation of the Lending Trust.
  Provisions for principal (resulting from authorized transactions), interest and fee reserves components.
  Provisions for unauthorized transactions.
  Consists of principal write-offs (resulting from authorized transactions), less recoveries of $493 million, $578 million and $568 million for the years ended December 2012, 2011 and 2010, respectively. Recoveries of interest and fees were de minimis.
  Includes net write-offs resulting from unauthorized transactions of $(116) million, $(103) million and $(78) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $7 million, $(2) million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $4 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $(10) million, $1 million and $(6) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember Loans Evaluated Individually and Collectively for Impairment

The following table presents cardmember loans evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember loans evaluated
individually for impairment(a)	$633	$744	$1,087
Related reserves(a)	$153	$176	$279
Cardmember loans evaluated
collectively for impairment(b)	$64,596	$61,877	$59,763
Related reserves(b)	$1,318	$1,698	$3,367

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the results of analytical models that are specific to individual pools of loans and reserves for external environmental factors that apply to loans in geographic markets that are collectively evaluated for impairment and are not specific to any individual pool of loans.

Investment Securities	12 Months Ended
Dec. 31, 2012
Investment Securities [Abstract]
Investment Securities

NOTE 6

Investment Securities

Investment securities include debt and equity securities classified as available for sale. The Company's investment securities, principally debt securities, are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in AOCI, net of income taxes. Realized gains and losses are recognized in results of operations upon disposition of the securities using the specific identification method on a trade date basis. Refer to Note 3 for a description of the Company's methodology for determining the fair value of investment securities.

The following is a summary of investment securities as of December 31:

	2012				2011
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
Description of Securities (Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,280	$199	$(5)	$4,474	$4,968	$103	$(72)	$4,999
U.S. Government agency obligations	3	―	―	3	352	2	―	354
U.S. Government treasury obligations	330	8	―	338	330	10	―	340
Corporate debt securities(a)	73	6	―	79	626	9	(3)	632
Mortgage-backed securities(b)	210	14	―	224	261	17	―	278
Equity securities(c)	64	232	―	296	95	265	―	360
Foreign government bonds and obligations	134	15	―	149	120	10	―	130
Other(d)	51	―	―	51	54	―	―	54
Total	$5,145	$474	$(5)	$5,614	$6,806	$416	$(75)	$7,147

  The December 31, 2012 and 2011 balances include, on a cost basis, nil and $600 million, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).
  Other comprises investments in various mutual funds.

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2012				2011
	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities (Millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$100	$(1)	$73	$(4)	$ ―	$ ―	$1,094	$(72)
Corporate debt securities	―	―	―	―	15	(2)	2	(1)
Total	$100	$(1)	$73	$(4)	$15	$(2)	$1,096	$(73)

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost (Dollars in millions)	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2012:
90%–100%	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
Total as of December 31, 2012	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)

The gross unrealized losses are attributed to overall wider credit spreads for state and municipal securities, wider credit spreads for specific issuers, adverse changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Supplemental Information

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2012	2011	2010
Gains	$127	$16	$1
Losses	(1)	―	(6)
Total	$126	$16	$(5)

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2012 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$318	$319
Due after 1 year but within 5 years	255	264
Due after 5 years but within 10 years	204	220
Due after 10 years	4,253	4,464
Total	$5,030	$5,267

The expected payments on state and municipal obligations and mortgage-backed securities may not coincide with their contractual maturities because the issuers have the right to call or prepay certain obligations.

Asset Securitizations	12 Months Ended
Dec. 31, 2012
Asset Securitizations [Abstract]
Asset Securitizations

NOTE 7

Asset Securitizations

Charge Trusts and Lending Trust

The Company periodically securitizes cardmember receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Cardmember receivables are transferred to the American Express Issuance Trust (the Charge Trust), and the American Express Issuance Trust II (the Charge Trust II), collectively referred to as the Charge Trusts. Cardmember loans are transferred to the American Express Credit Account Master Trust (the Lending Trust). The Charge Trusts and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying cardmember receivables and loans.

TRS, in its role as servicer of the Charge Trusts and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying cardmember receivables and loans in the trusts. In addition, TRS, excluding its consolidated subsidiaries, owns approximately $0.8 billion of subordinated securities issued by the Lending Trust as of December 31, 2012. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS' role as servicer for the Charge Trusts does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS' position as the parent company of the entities that transferred the receivables to the Charge Trusts makes it the party most closely related to the Charge Trusts. Based on these considerations, TRS is the primary beneficiary of both the Charge Trusts and the Lending Trust.

The debt securities issued by the Charge Trusts and the Lending Trust are non-recourse to the Company. Securitized cardmember receivables and loans held by the Charge Trusts and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions. The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets.

There was approximately $3 million and $15 million of restricted cash held by the Charge Trusts as of December 31, 2012 and 2011, respectively, and approximately $73 million and $192 million of restricted cash held by the Lending Trust as of December 31, 2012 and 2011, respectively, included in other assets on the Company's Consolidated Balance Sheets. These amounts relate to collections of cardmember receivables and loans to be used by the trusts to fund future expenses and obligations, including interest paid on investor certificates, credit losses and upcoming debt maturities.

Charge Trusts and Lending Trust Triggering Events

Under the respective terms of the Charge Trusts and the Lending Trust agreements, the occurrence of certain triggering events associated with the performance of the assets of each trust could result in payment of trust expenses, establishment of reserve funds, or in a worst-case scenario, early amortization of investor certificates. During the year ended December 31, 2012, no such triggering events occurred.

Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets Disclosure [Abstract]
Other Assets

NOTE 8

Other Assets

The following is a summary of other assets as of December 31:

(Millions)	2012	2011
Goodwill	$3,181	$3,172
Deferred tax assets, net(a)	2,458	2,875
Prepaid expenses(b)	1,960	2,378
Other intangible assets, at amortized cost	993	1,149
Derivative assets(a)	593	915
Restricted cash(c)	568	584
Other	1,665	1,582
Total	$11,418	$12,655

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2012 and 2011. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.4 billion and $1.8 billion, as of December 31, 2012 and 2011, respectively, including approximately $1.1 billion and $1.5 billion, respectively, from Delta.
  Includes restricted cash of approximately $76 million and $207 million, respectively, as of December 31, 2012 and 2011, which is primarily held for coupon and certain asset-backed securitization maturities.

Goodwill

Goodwill represents the excess of acquisition cost of an acquired company over the fair value of assets acquired and liabilities assumed. The Company assigns goodwill to its reporting units for the purpose of impairment testing. A reporting unit is defined as an operating segment, or a business that is one level below an operating segment for which discrete financial information is regularly reviewed by the operating segment manager. The Company evaluates goodwill for impairment annually as of June 30 and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The goodwill impairment test utilizes a two-step approach. The first step in the impairment test identifies whether there is potential impairment by comparing the fair value of a reporting unit to the carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, the second step of the impairment test is required to measure the amount of any impairment loss. As of December 31, 2012 and 2011, goodwill was not impaired and there were no accumulated impairment losses.

Goodwill impairment testing involves management judgment, requiring an assessment of whether the carrying value of the reporting unit can be supported by its fair value using widely accepted valuation techniques. The Company uses a combination of the income approach (discounted cash flow method) and market approach (market multiples).

When preparing discounted cash flow models under the income approach, the Company uses internal forecasts to estimate future cash flows expected to be generated by the reporting units. Actual results may differ from forecasted results. The Company calculates discount rates based on the expected cost of equity financing, estimated using a capital asset pricing model, to discount future cash flows for each reporting unit. The Company believes the discount rates used appropriately reflect the risks and uncertainties in the financial markets generally and specifically in the Company's internally developed forecasts. Further, to assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzes market-based multiples for similar industries of the reporting unit, where available.

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2011	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(a)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172
Acquisitions	―	1	―	―	―	1
Dispositions	―	(2)	(1)	―	―	(3)
Other, including foreign currency translation	―	9	2	―	―	11
Balance as of December 31, 2012	$175	$1,031	$1,544	$160	$271	$3,181

  Primarily comprised of the acquisition of Loyalty Partner in 2011. Refer to Note 2 for further discussion.

Other Intangible Assets

Intangible assets, primarily customer relationships, are amortized over their estimated useful lives of 1 to 22 years on straight-line basis. The Company reviews intangible assets for impairment quarterly and whenever events and circumstances indicate that their carrying amounts may not be recoverable. In addition, on an annual basis, the Company performs an impairment evaluation of all intangible assets by assessing the recoverability of the asset values based on the cash flows generated by the relevant assets or asset groups. An impairment is recognized if the carrying amount is not recoverable and exceeds the asset's fair value.

The components of other intangible assets were as follows:

	2012			2011
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,238	$(526)	$712	$1,223	$(407)	$816
Other	428	(147)	281	445	(112)	333
Total	$1,666	$(673)	$993	$1,668	$(519)	$1,149

  Includes net intangibles acquired from airline partners of $358 million and $410 million as of December 31, 2012 and 2011, respectively, including approximately $156 million and $195 million, respectively, from Delta.

Amortization expense for the years ended December 31, 2012, 2011 and 2010 was $198 million, $189 million and $176 million, respectively. Intangible assets acquired in 2012 and 2011 are being amortized, on average, over 6 years and 13 years, respectively.

Estimated amortization expense for other intangible assets over the next five years is as follows:

(Millions)	2013	2014	2015	2016	2017
Estimated amortization expense	$200	$170	$151	$126	$75

Other

The Company had $427 million and $332 million in affordable housing and other tax credit investment partnership interests as of December 31, 2012 and 2011, respectively, included in other assets in the table above. The Company is a non-controlling partner in the affordable housing and other tax credit investment partnerships. These partnership interests are accounted for in accordance with GAAP governing equity method investments and joint ventures.

Customer Deposits	12 Months Ended
Dec. 31, 2012
Deposit Liabilities Disclosures [Abstract]
Customer Deposits

NOTE 9

Customer Deposits

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows:

(Millions)	2012	2011
U.S.:
Interest-bearing	$39,649	$37,271
Non-interest-bearing	10	4
Non-U.S.:
Interest-bearing	135	612
Non-interest-bearing	9	11
Total customer deposits	$39,803	$37,898

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2012	2011
U.S. retail deposits:
Savings accounts – Direct	$18,713	$14,649
Certificates of deposit:
Direct	725	893
Third-party	8,851	10,781
Sweep accounts – Third-party	11,360	10,948
Other deposits	154	627
Total customer deposits	$39,803	$37,898

The scheduled maturities of certificates of deposit as of December 31, 2012 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2013	$4,958	$1	$4,959
2014	2,613	―	2,613
2015	725	―	725
2016	739	―	739
2017	351	―	351
After 5 years	190	―	190
Total	$9,576	$1	$9,577

As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:

(Millions)	2012	2011
U.S.	$475	$580
Non-U.S.	1	304
Total	$476	$884

Debt	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]

NOTE 10

Debt

Short-Term Borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2012				2011
(Millions, except percentages)	Outstanding Balance		Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$	―	―	%	$608	0.03%
Other short-term borrowings(c)		3,314	1.46%		3,729	1.32%
Total		$3,314	1.46%		$4,337	1.14%

  For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2012 and 2011, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2012 and 2011.
  Includes interest-bearing overdrafts with banks of $615 million and $821 million as of December 31, 2012 and 2011, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

Long-term Debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2012						2011
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company
(Parent Company only)
Fixed Rate Senior Notes	2013-2042	$8,848		5.78%	4.95%		$9,364		6.90%	6.06%
Subordinated Debentures(d)	2036	749		6.80%	―		749		6.80%	―
American Express Credit Corporation
Fixed Rate Senior Notes	2013-2017	17,163		4.20%	2.39%		14,188		4.78%	2.80%
Floating Rate Senior Notes	2013-2015	2,203		1.59%	―		2,444		1.24%	―
Borrowings under Bank Credit Facilities	2014-2016	4,672		4.87%	―		4,579		6.38%	6.27%
American Express Centurion Bank
Fixed Rate Senior Notes	2015-2017	2,120		4.12%	3.32%		2,149		5.83%	3.32%
Floating Rate Senior Notes	2015	550		0.76%	―		400		0.43%	―
American Express Bank, FSB
Fixed Rate Senior Notes	2013-2017	2,764		5.68%	3.68%		3,581		5.65%	3.11%
Floating Rate Senior Notes	2017	300		0.51%	―		1,100		0.47%	―
American Express Charge Trust
Floating Rate Senior Notes	2014	3,000		0.49%	―		4,488		0.52%	―
Floating Rate Subordinated Notes		―		―	―		72		0.75%	―
American Express Lending Trust
Fixed Rate Senior Notes	2015	2,100		0.65%	―		―		―	―
Floating Rate Senior Notes	2013-2018	12,810		0.90%	―		15,065		0.95%	―
Fixed Rate Subordinated Notes	2015	300		1.08%	―		―		―	―
Floating Rate Subordinated Notes	2013-2018	1,091		0.93%	―		1,245		0.85%	―
Other
Fixed Rate Instruments(e)	2014-2022	123		5.94%	―		123		5.74%	―
Floating Rate Borrowings	2014-2015	292		0.65%	―		129		0.66%	―
Unamortized Underwriting Fees		(112)					(106)
Total Long-Term Debt		$58,973		3.04%			$59,570		3.69%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2012 and 2011, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on this page.
  Includes $118 million and $123 million as of December 31, 2012 and 2011, respectively, related to capitalized lease transactions.

As of December 31, 2012 and 2011, the Parent Company had $750 million principal outstanding of Subordinated Debentures that accrue interest at an annual rate of 6.8 percent until September 1, 2016, and at an annual rate of three-month LIBOR plus 2.23 percent thereafter. At the Company's option, the Subordinated Debentures are redeemable for cash after September 1, 2016 at 100 percent of the principal amount plus any accrued but unpaid interest. If the Company fails to achieve specified performance measures, it will be required to issue common shares and apply the net proceeds to make interest payments on the Subordinated Debentures. No dividends on the Company's common or preferred shares could be paid until such interest payments are made. The Company would fail to meet these specific performance measures if (i) the Company's tangible common equity is less than 4 percent of total adjusted assets for the most recent quarter or (ii) if the trailing two quarters' consolidated net income is equal to or less than zero and tangible common equity as of the trigger determination date, and as of the end of the quarter end six months prior, has in each case declined by 10 percent or more from tangible common equity as of the end of the quarter 18 months prior to the trigger determination date. The Company met the specified performance measures in 2012.

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2012 were as follows:

(Millions)	2013	2014	2015		2016	2017	Thereafter	Total
American Express Company (Parent Company only)	$1,000	$1,250	$	―	$600	$1,500	$5,939	$10,289
American Express Credit Corporation	4,859	6,550		5,227	5,501	1,500	―	23,637
American Express Centurion Bank	―	―		1,305	―	1,300	2	2,607
American Express Bank, FSB	1,750	―		―	―	1,300	―	3,050
American Express Charge Trust	―	3,000		―	―	―	―	3,000
American Express Lending Trust	4,056	4,000		5,423	―	1,623	1,200	16,302
Other	―	201		175	―	―	38	414
	$11,665	$15,001		$12,130	$6,101	$7,223	$7,179	59,299
Unamortized Underwriting Fees								(112)
Unamortized Discount and Premium								(17)
Impacts due to Debt Exchange								(977)
Impacts due to Fair Value Hedge Accounting								780
Total Long-Term Debt								$58,973

As of December 31, 2012 and 2011, the Company maintained total bank lines of credit of $7.7 billion and $7.5 billion, respectively. Of the total credit lines, $3.0 billion and $2.9 billion were undrawn as of December 31, 2012 and 2011, respectively. Undrawn amounts of $3.0 billion and $2.9 billion supported commercial paper borrowings and contingent funding needs as of December 31, 2012 and 2011, respectively. In 2014, 2015 and 2016, respectively, $2.1 billion, $3.0 billion and $2.6 billion of these credit facilities will expire. The availability of these credit lines is subject to the Company's compliance with certain financial covenants, principally, the maintenance by American Express Credit Corporation (Credco) of a 1.25 ratio of combined earnings and fixed charges to fixed charges. Furthermore, in 2011, the Company's financial covenants included the maintenance of consolidated tangible net worth of at least $4.1 billion by the Company, and the compliance of American Express Centurion Bank (Centurion Bank) and American Express Bank, FSB (FSB) with applicable regulatory capital adequacy guidelines. As of December 31, 2012 and 2011, the Company was not in violation of any of its debt covenants.

Additionally, the Company maintained a 3-year committed, revolving, secured financing facility which gives the Company the right to sell up to $3.0 billion face amount of eligible notes issued from the Charge Trust at any time through July 15, 2014. As of December 31, 2012, $3.0 billion was drawn on this facility. The Company also maintained a 2-year committed, revolving, secured financing facility which gives the Company the right to sell up to $2.0 billion face amount of eligible certificates issued from the Lending Trust at any time through September 15, 2015. This facility remained undrawn as of December 31, 2012. The Company paid $48.1 million and $22.2 million in fees to maintain these lines in 2012 and 2011, respectively.

These committed facilities do not contain material adverse change clauses, which might otherwise preclude borrowing under the credit facilities, nor are they dependent on the Company's credit rating.

The Company paid total interest primarily related to short- and long-term debt, corresponding interest rate swaps and customer deposits of $2.2 billion in 2012 and $2.4 billion in both 2011 and 2010.

Other Liabilities	12 Months Ended
Dec. 31, 2012
Other Liabilities Disclosure [Abstract]
Other Liabilities Disclosure [Text Block]

NOTE 11

Other Liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2012	2011
Membership Rewards liability	$5,832	$5,066
Employee-related liabilities(a)	2,224	2,192
Rebate and reward accruals(b)	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other(c)	5,604	4,792
Total	$17,557	$17,157

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, restructuring and reengineering reserves, advertising and promotion and derivatives.

Membership Rewards

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability which represents management's best estimate of the cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards liability. Management uses statistical and actuarial models to estimate ultimate redemption rates based on redemption trends, current enrollee redemption behavior, card product type, enrollment tenure, card spend levels and credit attributes. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, adjusted as appropriate for recent changes in redemption costs.

The expense for Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Deferred Card Fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2012	2011
Deferred card and other fees(a)	$1,566	$1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Deferred card fees and other, net of direct
acquisition costs and reserves	$1,286	$1,063

  Includes deferred fees for Membership Rewards program participants.

Derivatives and Hedging Activities	12 Months Ended
Dec. 31, 2012
Derivative Instruments And Hedging Activities Disclosure [Abstract]
Derivatives and Hedging Activities

NOTE 12

Derivatives and Hedging Activities

The Company uses derivative financial instruments (derivatives) to manage exposures to various market risks. Derivatives derive their value from an underlying variable or multiple variables, including interest rate, foreign exchange, and equity index or price. These instruments enable end users to increase, reduce or alter exposure to various market risks and, for that reason, are an integral component of the Company's market risk management. The Company does not engage in derivatives for trading purposes.

Market risk is the risk to earnings or value resulting from movements in market prices. The Company's market risk exposure is primarily generated by:

  Interest rate risk in its card, insurance and Travelers Cheque businesses, as well as its investment portfolios; and
  Foreign exchange risk in its operations outside the United States and the associated funding of such operations.

The Company centrally monitors market risks using market risk limits and escalation triggers as defined in its Asset/Liability Management Policy.

The Company's market exposures are in large part byproducts of the delivery of its products and services. Interest rate risk arises through the funding of cardmember receivables and fixed-rate loans with variable-rate borrowings as well as through the risk to net interest margin from changes in the relationship between benchmark rates such as Prime and LIBOR.

Interest rate exposure within the Company's charge card and fixed-rate lending products is managed by varying the proportion of total funding provided by short-term and variable-rate debt and deposits compared to fixed-rate debt and deposits. In addition, interest rate swaps are used from time to time to economically convert fixed-rate debt obligations to variable-rate obligations or to convert variable-rate debt obligations to fixed-rate obligations. The Company may change the mix between variable-rate and fixed-rate funding based on changes in business volumes and mix, among other factors.

Foreign exchange risk is generated by cardmember cross-currency charges, foreign currency balance sheet exposures, foreign subsidiary equity and foreign currency earnings in entities outside the United States. The Company's foreign exchange risk is managed primarily by entering into agreements to buy and sell currencies on a spot basis or by hedging this market exposure to the extent it is economically justified through various means, including the use of derivatives such as foreign exchange forwards and cross-currency swap contracts, which can help mitigate the Company's exposure to specific currencies.

In addition to the exposures identified above, effective August 1, 2011, the Company entered into a total return contract (TRC) to hedge its exposure to changes in the fair value of its equity investment in ICBC in local currency. Under the terms of the TRC, the Company receives from the TRC counterparty an amount equivalent to any reduction in the fair value of its investment in ICBC in local currency, and in return the Company pays to the TRC counterparty an amount equivalent to any increase in the fair value of its investment in local currency, along with all dividends paid by ICBC, as well as ongoing hedge costs. The TRC matures on August 1, 2014.

Derivatives may give rise to counterparty credit risk, which is the risk that a derivative counterparty will default on, or otherwise be unable to perform pursuant to, an uncollateralized derivative exposure. The Company manages this risk by considering the current exposure, which is the replacement cost of contracts on the measurement date, as well as estimating the maximum potential value of the contracts over the next 12 months, considering such factors as the volatility of the underlying or reference index. To mitigate derivative credit risk, counterparties are required to be pre-approved by the Company and rated as investment grade. Counterparty risk exposures are centrally monitored by the Company. Additionally, in order to mitigate the bilateral counterparty credit risk associated with derivatives, the Company has in certain instances entered into master netting agreements with its derivative counterparties, which provide a right of offset for certain exposures between the parties. To further mitigate bilateral counterparty credit risk, the Company exercises its rights under executed credit support agreements with certain of its derivative counterparties. These agreements require that, in the event the fair value change in the net derivatives position between the two parties exceeds certain dollar thresholds, the party in the net liability position posts collateral to its counterparty.

In relation to the Company's credit risk, under the terms of the derivative agreements it has with its various counterparties, the Company is not required to either immediately settle any outstanding liability balances or post collateral upon the occurrence of a specified credit risk-related event. Based on the assessment of credit risk of the Company's derivative counterparties as of December 31, 2012 and 2011, the Company does not have derivatives positions that warrant credit valuation adjustments.

The Company's derivatives are carried at fair value on the Consolidated Balance Sheets. The accounting for changes in fair value depends on the instruments' intended use and the resulting hedge designation, if any, as discussed below. Refer to Note 3 for a description of the Company's methodology for determining the fair value of derivatives.

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets			Other Liabilities
	Fair Value			Fair Value
(Millions)	2012		2011	2012		2011
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges		$824	$999	$	―	$	―
Cash flow hedges		―	―		―		1
Total return contract
Fair value hedge		―	13		19		―
Foreign exchange contracts
Net investment hedges		43	344		150		54
Total derivatives designated as hedging instruments		$867	$1,356		$169		$55
Derivatives not designated as hedging instruments:
Interest rate contracts	$	―	$1	$	―	$	―
Foreign exchange contracts, including certain embedded derivatives(a)		75	159		158		50
Equity-linked embedded derivative(b)		―	―		2		3
Total derivatives not designated as hedging instruments		75	160		160		53
Total derivatives, gross		$942	$1,516		$329		$108
Cash collateral netting(c)		(326)	(587)		(21)		―
Derivative asset and derivative liability netting(c)		(23)	(14)		(23)		(14)
Total derivatives, net		$593	$915		$285		$94

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements. Additionally, the Company received noncash collateral in the form of security interest in U.S. Treasury securities with a fair value of $335 million as of December 31, 2012, none of which was sold or repledged. Such noncash collateral effectively reduces the Company's risk exposure.

Derivative Financial Instruments That Qualify For Hedge Accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with terms similar to that of the item being hedged. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

Fair Value Hedges

A fair value hedge involves a derivative designated to hedge the Company's exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Interest Rate Contracts

The Company is exposed to interest rate risk associated with its fixed-rate long-term debt. The Company uses interest rate swaps to economically convert certain fixed-rate long-term debt obligations to floating-rate obligations at the time of issuance. As of December 31, 2012 and 2011, the Company hedged $18.4 billion and $17.1 billion, respectively, of its fixed-rate debt to floating-rate debt using interest rate swaps.

To the extent the fair value hedge is effective, the gain or loss on the hedging instrument offsets the loss or gain on the hedged item attributable to the hedged risk. Any difference between the changes in the fair value of the derivative and the hedged item is referred to as hedge ineffectiveness and is reflected in earnings as a component of other expenses. Hedge ineffectiveness may be caused by differences between the debt's interest coupon and the benchmark rate, primarily due to credit spreads at inception of the hedging relationship that are not reflected in the valuation of the interest rate swap. Furthermore, hedge ineffectiveness may be caused by changes in the relationship between 3-month LIBOR and 1-month LIBOR, as basis spreads may impact the valuation of the interest rate swap without causing an offsetting impact in the value of the hedged debt. If a fair value hedge is de-designated or no longer considered to be effective, changes in fair value of the derivative continue to be recorded through earnings but the hedged asset or liability is no longer adjusted for changes in fair value resulting from changes in interest rates. The existing basis adjustment of the hedged asset or liability is amortized or accreted as an adjustment to yield over the remaining life of that asset or liability.

Total Return Contract

The Company hedges its exposure to changes in the fair value of its equity investment in ICBC in local currency. The Company uses a TRC to transfer this exposure to its derivative counterparty. As of December 31, 2012 and 2011, the fair value of the equity investment in ICBC was $295 million (415.9 million shares) and $359 million (605.4 million shares), respectively. To the extent the hedge is effective, the gain or loss on the TRC offsets the loss or gain on the investment in ICBC. Any difference between the changes in the fair value of the derivative and the hedged item results in hedge ineffectiveness and is recognized in other expenses in the Consolidated Statements of Income.

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract					Hedged item					Net hedge
	Income Statement	Amount				Income Statement	Amount				ineffectiveness
Derivative relationship	Line Item	2012	2011	2010		Line Item	2012	2011		2010	2012	2011	2010
Interest rate contracts	Other, net expenses	$(178)	$128		$246	Other, net expenses	$132	$(102)		$(233)	$(46)	$26		$13
Total return contract	Other non-interest					Other non-interest
	revenues	$(53)	$100	$	―	revenues	$54	$(112)	$	―	$1	$(12)	$	―

The Company also recognized a net reduction in interest expense on long-term debt of $491 million, $503 million and $522 million for the years ended December 31, 2012, 2011 and 2010, respectively, primarily related to the net settlements (interest accruals) on the Company's interest rate derivatives designated as fair value hedges.

Cash Flow Hedges

A cash flow hedge involves a derivative designated to hedge the Company's exposure to variable future cash flows attributable to a particular risk. Such exposures may relate to either an existing recognized asset or liability or a forecasted transaction. The Company hedges existing long-term variable-rate debt, the rollover of short-term borrowings and the anticipated forecasted issuance of additional funding through the use of derivatives, primarily interest rate swaps. These derivative instruments economically convert floating-rate debt obligations to fixed-rate obligations for the duration of the instrument. As of December 31, 2012 and 2011, the Company hedged nil and $305 million, respectively, of its floating-rate debt using interest rate swaps.

For derivatives designated as cash flow hedges, the effective portion of the gain or loss on the derivatives is recorded in AOCI and reclassified into earnings when the hedged cash flows are recognized in earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income in the same line item in which the hedged instrument or transaction is recognized, primarily in interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other expenses. If a cash flow hedge is de-designated or terminated prior to maturity, the amount previously recorded in AOCI is recognized into earnings over the period that the hedged item impacts earnings. If a hedge relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in AOCI are recognized into earnings immediately.

In the normal course of business, as the hedged cash flows are recognized into earnings, the Company does not expect to reclassify any amount of net pretax losses on derivatives from AOCI into earnings during the next 12 months.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company's investments in non-U.S. subsidiaries. The effective portion of the gain or (loss) on net investment hedges, net of taxes, recorded in AOCI as part of the cumulative translation adjustment, was $(288) million, $(26) million and $32 million for the years ended 2012, 2011 and 2010, respectively. Any ineffective portion of the gain or (loss) on net investment hedges is recognized in other expenses during the period of change.

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

	Gains (losses) recognized in income
		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
Description (Millions)	Income Statement Line Item	2012		2011		2010	Income Statement Line Item	2012		2011		2010
Cash flow hedges:(a)
Interest rate contracts	Interest expense		$(1)		$(13)	$(36)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts	Other, net expenses	$	―	$	―	$2	Other, net expenses	$	―		$(3)		$(3)

  During the years ended December 31, 2012, 2011 and 2010, there were no forecasted transactions that were considered no longer probable to occur.

Derivatives Not Designated As Hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

The Company has certain operating agreements containing payments that may be linked to a market rate or price, primarily foreign currency rates. The payment components of these agreements may meet the definition of an embedded derivative, in which case the embedded derivative is accounted for separately and is classified as a foreign exchange contract based on its primary risk exposure. In addition, the Company holds an investment security containing an embedded equity-linked derivative.

For derivatives that are not designated as hedges, changes in fair value are reported in current period earnings.

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2012	2011	2010
Interest rate contracts	Other, net expenses	$(1)	$3	$(8)
Foreign exchange contracts(a)	Interest and dividends on investment securities	―	9	4
	Interest expense on short-term borrowings	―	3	7
	Interest expense on long-term debt and other	(1)	130	93
	Other, net expenses	(56)	51	(3)
Equity-linked contract	Other non-interest revenues	2	―	(6)
Total		$(56)	$196	$87

  Foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other expenses.

Guarantees	12 Months Ended
Dec. 31, 2012
Schedule Of Guarantee Obligations [Abstract]
Guarantees

NOTE 13

Guarantees

The Company provides cardmember protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business which are within the scope of GAAP governing the accounting for guarantees. For the Company, guarantees primarily consist of card and travel protection programs, including:

  Return Protection — refunds the price of eligible purchases made with the card where the merchant will not accept the return for up to 90 days from the date of purchase;

  Account Protection — provides account protection in the event that a cardmember is unable to make payments on the account due to unforeseen hardship;

  Merchant Protection — protects cardmembers primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. In the event that a dispute is resolved in the cardmember's favor, the Company will generally credit the cardmember account for the amount of the purchase and will seek recovery from the merchant. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the cardmember. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential amount of undiscounted future payments; and,

  Credit Card Registry — cancels and requests replacement of lost or stolen cards, and provides for fraud liability coverage.

In relation to its maximum potential undiscounted future payments as shown in the table that follows, to date the Company has not experienced any significant losses related to guarantees. The Company's initial recognition of guarantees is at fair value, which has been determined in accordance with GAAP governing fair value measurement. In addition, the Company establishes reserves when a loss is probable and the amount can be reasonably estimated.

The following table provides information related to such guarantees as of December 31:

	Maximum potential
	undiscounted future
	payments(a)		Related liability(b)
	(Billions)		(Millions)
Type of Guarantee	2012	2011	2012	2011
Card and travel operations(c)	$44	$51	$93	$96
Other(d)	1	1	93	98
Total	$45	$52	$186	$194

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential undiscounted future payments.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection and Merchant Protection.
  Primarily includes guarantees related to the Company's business dispositions and real estate.

Refer to Note 26 for a discussion of additional guarantees of the Company as of December 31, 2012 and 2011.

Common and Preferred Shares and Warrants	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Common And Preferred Shares And Warrants [Text Block]

NOTE 14

Common and Preferred Shares

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2012	2011	2010
Common shares authorized (billions)(a)	3.6	3.6	3.6
Shares issued and outstanding at beginning of
year	1,164	1,197	1,192
Repurchases of common shares	(69)	(48)	(14)
Other, primarily stock option exercises
and restricted stock awards granted	10	15	19
Shares issued and outstanding as of
December 31	1,105	1,164	1,197

  Of the common shares authorized but unissued as of December 31, 2012, approximately 80 million shares are reserved for issuance under employee stock and employee benefit plans.

On March 26, 2012, the Board of Directors authorized the repurchase of 150 million common shares over time, in accordance with the Company's capital plans approved by the Federal Reserve and subject to market conditions. This authorization replaced all prior repurchase authorizations. During 2012 and 2011, the Company repurchased 69 million common shares with a cost basis of $4.0 billion and 48 million common shares with a cost basis of $2.3 billion, respectively. The cost basis includes commissions paid of $1.0 million in both 2012 and 2011. As of December 31, 2012, the Company has 83 million common shares remaining under the Board share repurchase authorization. Such authorization does not have an expiration date.

Common shares are generally retired by the Company upon repurchase (except for 3.9 million, 4.2 million and 4.7 million shares held as treasury shares as of December 31, 2012, 2011 and 2010, respectively); retired common shares and treasury shares are excluded from the shares outstanding in the table above. The treasury shares, with a cost basis of $236 million, $217 million and $219 million as of December 31, 2012, 2011 and 2010, respectively, are included as a reduction to additional paid-in capital in shareholders' equity on the Consolidated Balance Sheets.

The Board of Directors is authorized to permit the Company to issue up to 20 million preferred shares at a par value of $1.66 2/3 without further shareholder approval. There were no preferred shares issued and outstanding as of December 31, 2012, 2011 and 2010.

Comprehensive Income	12 Months Ended
Dec. 31, 2012
Disclosure Text Block [Abstract]
Comprehensive Income

NOTE 15

Changes in Accumulated Other Comprehensive (Loss) Income

AOCI is a balance sheet item in the Shareholders' Equity section of the Company's Consolidated Balance Sheets. It is comprised of items that have not been recognized in earnings but may be recognized in earnings in the future when certain events occur. Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges		Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2009	$507		$(28)	$(722)	$(469)	$(712)
Impact of the adoption of GAAP(b)	(315)					(315)
Net unrealized gains (losses)	(139)		(2)			(141)
Reclassification for realized (gains) losses into earnings	4		23	(2)		25
Net translation of investments in foreign operations				189		189
Net gains related to hedges of investment in foreign operations				32		32
Pension and other postretirement benefit losses					5	5
Net change in accumulated other comprehensive (loss) income	(450)		21	219	5	(205)
Balances as of December 31, 2010	57		(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245		(2)			243
Reclassification for realized (gains) losses into earnings	(14)		8			(6)
Net translation of investments in foreign operations				(153)		(153)
Net losses related to hedges of investment in foreign operations				(26)		(26)
Pension and other postretirement benefit losses					(17)	(17)
Net change in accumulated other comprehensive (loss) income	231		6	(179)	(17)	41
Balances as of December 31, 2011	288		(1)	(682)	(481)	(876)
Net unrealized gains (losses)	106					106
Reclassification for realized (gains) losses into earnings	(79)		1	1		(77)
Net translation of investments in foreign operations				215		215
Net losses related to hedges of investment in foreign operations				(288)		(288)
Pension and other postretirement benefit losses					(7)	(7)
Net change in accumulated other comprehensive (loss) income	27		1	(72)	(7)	(51)
Balances as of December 31, 2012	$315	$	―	$(754)	$(488)	$(927)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2012	2011	2010
Investment securities	$7	$149	$(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	―	(7)	18
Total tax impact	$(144)	$91	$(617)

  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.

Restructuring	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities Disclosure [Abstract]
Restructuring Charges

NOTE 16

Restructuring Charges

During 2012, the Company recorded $403 million of restructuring charges, net of revisions to prior estimates. The 2012 activity primarily relates to $400 million of restructuring charges recorded in the fourth quarter as the Company committed to undertake a Company-wide restructuring plan designed to contain future operating expenses, adapt parts of the business as more customers transact online or through mobile channels, and provide the resources for additional growth initiatives worldwide. This restructuring initiative is expected to result in the elimination of approximately 5,400 positions. The remaining 2012 activity includes $19 million for several smaller initiatives which were offset by revisions to prior estimates of $(16) million for higher employee redeployments to other positions within the Company and to a lesser extent modifications to existing initiatives.

During 2011, the Company recorded $119 million of restructuring charges, net of revisions to prior estimates. The 2011 activity primarily relates to $105 million of restructuring charges the Company recorded throughout the year to further reduce its operating costs by reorganizing certain operations that occurred across all business units, markets and staff groups. The remaining 2011 activity includes $41 million of employee compensation and lease exit costs related to the facilities consolidation within the Company's global servicing network which were announced in the fourth quarter of 2010. The Company also recorded revisions to prior estimates of $(27) million for higher employee redeployments to other positions within the Company and to a lesser extent modifications to existing initiatives.

During 2010, the Company recorded $96 million of restructuring charges, net of revisions to prior estimates. The 2010 activity primarily relates to a $98 million charge reflecting employee severance obligations to consolidate certain facilities within the Company's global servicing network. As a result of this initiative, approximately 3,200 positions were to be eliminated; however, overall staffing levels were expected to decrease by approximately 400 positions on a net basis as new employees were hired at the locations to which work is being transferred. The remaining 2010 activity includes $25 million of additional charges comprised of several smaller initiatives which were more than offset by revisions to prior estimates of $(27) million for higher employee redeployments to other positions within the Company and to a lesser extent modifications to existing initiatives.

Restructuring charges related to severance obligations are included in salaries and employee benefits in the Company's Consolidated Statements of Income, while charges pertaining to other exit costs are included in occupancy and equipment and other, net expenses.

The following table summarizes the Company's restructuring reserves activity for the years ended December 31, 2012, 2011 and 2010:

(Millions)	Severance(a)	Other(b)	Total
Liability balance as of December 31, 2009	$253	$32	$285
Restructuring charges, net of $27 in revisions(c)	98	(2)	96
Payments	(141)	(14)	(155)
Other non-cash(d)	(11)	―	(11)
Liability balance as of December 31, 2010	199	16	215
Restructuring charges, net of $27 in revisions(c)	96	23	119
Payments	(121)	(8)	(129)
Other non-cash(d)	(4)	(1)	(5)
Liability balance as of December 31, 2011	170	30	200
Restructuring charges, net of $16 in revisions(c)(e)	366	37	403
Payments	(124)	(9)	(133)
Other non-cash(d)	―	―	―
Liability balance as of December 31, 2012(f)	$412	$58	$470

  Accounted for in accordance with GAAP governing the accounting for nonretirement postemployment benefits and for costs associated with exit or disposal activities.
  Other primarily includes facility exit and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company, business changes and modifications to existing initiatives.
  Consists primarily of foreign exchange impacts.
  Net revisions of $16 million were recorded in the Company's reportable operating segments and Corporate & Other as follows: $13 million in USCS, $7 million in ICS, $(5) million in GCS, $4 million in GNMS and $(3) million in Corporate & Other.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2014, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2015 and 2019, respectively.

The following table summarizes the Company's restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2012, and the cumulative amounts relating to the restructuring programs that were in progress during 2012 and initiated at various dates between 2009 and 2012.

		Cumulative Restructuring Expense Incurred To Date On
	2012	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net of
(Millions)	revisions	Severance	Other	Total
USCS	$26	$83	$6	$89
ICS	54	128	1	129
GCS	156	272	17	289
GNMS	25	50	―	50
Corporate & Other	142	106	75	181	(a)
Total	$403	$639	$99	$738	(b)

  Corporate & Other includes certain severance and other charges of $166 million related to Company-wide support functions which were not allocated to the Company's reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2012, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 17

Income Taxes

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)		2012	2011		2010
Current income tax expense:
U.S. federal		$982	$958		$532
U.S. state and local		189	156		110
Non-U.S.		445	434		508
Total current income tax expense		1,616	1,548		1,150
Deferred income tax expense (benefit):
U.S. federal		359	464		782
U.S. state and local		39	68		78
Non-U.S.		(45)	(23)		(103)
Total deferred income tax expense		353	509		757
Total income tax expense on
continuing operations		$1,969	$2,057		$1,907
Income tax benefit from
discontinued operations	$	―	$(36)	$	―

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2012	2011	2010
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.6)	(1.5)	(1.9)
State and local income taxes, net of
federal benefit	2.5	2.6	2.7
Non-U.S. subsidiaries earnings(a)	(5.2)	(4.4)	(3.1)
Tax settlements(b)	(0.2)	(1.9)	(1.3)
All other	―	(0.2)	0.6
Actual tax rates(a)	30.5%	29.6%	32.0%

  Results for all years primarily included tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely. In addition, 2012 and 2011 included tax benefits of $146 million and $77 million, which decreased the actual tax rates by 2.3 percent and 1.1 percent, respectively, related to the realization of certain foreign tax credits.
  Relates to the resolution of tax matters in various jurisdictions.

The Company records a deferred income tax (benefit) provision when there are differences between assets and liabilities measured for financial reporting and for income tax return purposes. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2012	2011
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,828	$3,435
Employee compensation and benefits	761	760
Other	556	626
Gross deferred tax assets	5,145	4,821
Valuation allowance	(162)	(112)
Deferred tax assets after valuation allowance	4,983	4,709
Deferred tax liabilities:
Intangibles and fixed assets	1,218	1,013
Deferred revenue	403	382
Deferred interest	378	―
Other	526	439
Gross deferred tax liabilities	2,525	1,834
Net deferred tax assets	$2,458	$2,875

A valuation allowance is established when management determines that it is more likely than not that all or some portion of the benefit of the deferred tax assets will not be realized. The valuation allowances as of December 31, 2012 and 2011 are associated with net operating losses and other deferred tax assets in certain non-U.S. operations of the Company.

Accumulated earnings of certain non-U.S. subsidiaries, which totaled approximately $8.5 billion as of December 31, 2012, are intended to be permanently reinvested outside the United States. The Company does not provide for federal income taxes on foreign earnings intended to be permanently reinvested outside the United States. Accordingly, federal taxes, which would have aggregated approximately $2.6 billion as of December 31, 2012, have not been provided on those earnings.

Net income taxes paid by the Company (including amounts related to discontinued operations) during 2012, 2011 and 2010, were approximately $1.9 billion, $0.7 billion and $0.8 billion, respectively. These amounts include estimated tax payments and cash settlements relating to prior tax years.

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer's facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. A tax position is recognized only when, based on management's judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management's best judgment of the largest amount of benefit that is more likely than not to be realized on ultimate settlement with the taxing authority given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome.

The Company is under continuous examination by the Internal Revenue Service (IRS) and tax authorities in other countries and states in which the Company has significant business operations. The tax years under examination and open for examination vary by jurisdiction. The IRS has completed its field examination of the Company's federal tax returns for years through 2004; however, refund claims for those years continue to be reviewed by the IRS. In addition, the Company is currently under examination by the IRS for the years 2005 through 2007.

The following table presents changes in unrecognized tax benefits:

(Millions)	2012	2011	2010
Balance, January 1	$1,223	$1,377	$1,081
Increases:
Current year tax positions	51	77	182
Tax positions related to prior years	64	247	403
Decreases:
Tax positions related to prior years	(44)	(457)	(145)
Settlements with tax authorities	(25)	(2)	(138)
Lapse of statute of limitations	(37)	(19)	(6)
Effects of foreign currency
translations	(2)	―	―
Balance, December 31	$1,230	$1,223	$1,377

Included in the unrecognized tax benefits of $1.2 billion for both December 31, 2012 and 2011 and $1.4 billion for December 31, 2010, are approximately $452 million, $440 million and $476 million, respectively, that, if recognized, would favorably affect the effective tax rate in a future period.

The Company believes it is reasonably possible that its unrecognized tax benefits could decrease within the next 12 months by as much as $971 million principally as a result of potential resolutions of prior years' tax items with various taxing authorities. The prior years' tax items include unrecognized tax benefits relating to the deductibility of certain expenses or losses and the attribution of taxable income to a particular jurisdiction or jurisdictions. Of the $971 million of unrecognized tax benefits, approximately $667 million relates to amounts that if recognized would be recorded to shareholders' equity and would not impact the effective tax rate. With respect to the remaining $304 million, it is not possible to quantify the impact that the decrease could have on the effective tax rate and net income due to the inherent complexities and the number of tax years open for examination in multiple jurisdictions. Resolution of the prior years' items that comprise this remaining amount could have an impact on the effective tax rate and on net income, either favorably (principally as a result of settlements that are less than the liability for unrecognized tax benefits) or unfavorably (if such settlements exceed the liability for unrecognized tax benefits).

Interest and penalties relating to unrecognized tax benefits are reported in the income tax provision. During the years ended December 31, 2012, 2011 and 2010, the Company recognized approximately $(8) million, $(63) million and $31 million, respectively, of interest and penalties. The Company has approximately $155 million and $163 million accrued for the payment of interest and penalties as of December 31, 2012 and 2011, respectively.

Discontinued operations for 2011 included the impact of a $36 million tax benefit related to the favorable resolution of certain prior years' tax items related to American Express Bank, Ltd., which was sold to Standard Chartered PLC during the quarter ended March 31, 2008.

Earnings Per Common Share (EPS)	12 Months Ended
Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Common Share (EPS)

NOTE 18

Earnings Per Common Share (EPS)

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)	2012	2011	2010
Numerator:
Basic and diluted:
Income from continuing operations	$4,482	$4,899	$4,057
Earnings allocated to participating
share awards(a)	(49)	(58)	(51)
Income from discontinued
operations, net of tax	―	36	―
Net income attributable to common
shareholders	$4,433	$4,877	$4,006
Denominator:(a)
Basic: Weighted-average common stock	1,135	1,178	1,188
Add: Weighted-average stock options(b)	6	6	7
Diluted	1,141	1,184	1,195

Basic EPS:
Income from continuing operations
attributable to common shareholders	$3.91	$4.11	$3.37
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.91	$4.14	$3.37

Diluted EPS:
Income from continuing operations
attributable to common shareholders	$3.89	$4.09	$3.35
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.89	$4.12	$3.35

  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities. The related participating securities are similarly excluded from the denominator.
  For the years ended December 31, 2012, 2011 and 2010, the dilutive effect of unexercised stock options excludes 8 million, 19 million and 36 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

For the years ended December 31, 2012, 2011 and 2010, the Company met specified performance measures related to the Subordinated Debentures of $750 million issued in 2006, which resulted in no impact to EPS. If the performance measures were not achieved in any given quarter, the Company would be required to issue common shares and apply the proceeds to make interest payments.

Details of Certain Consolidated Statements of Income Lines	12 Months Ended
Dec. 31, 2012
Other Income And Other Expense Disclosure [Abstract]
Details of Certain Consolidated Statements of Income Lines

NOTE 19

Details of Certain Consolidated Statements of Income Lines

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2012	2011	2010
Foreign currency conversion revenue	$855	$861	$838
Delinquency fees	604	567	605
Service fees	362	355	328
Other	496	486	260
Total other commissions and fees	$2,317	$2,269	$2,031

The following is a detail of other revenues for the years ended December 31:

(Millions)	2012	2011	2010
Global Network Services partner revenues	$664	$655	$530
Net gain (loss) on investment securities	126	16	(5)
Other	1,662	1,493	1,402
Total other revenues	$2,452	$2,164	$1,927

Other revenues include revenues arising from contracts with Global Network Services (GNS) partners including royalties and signing fees, insurance premiums earned from cardmember travel and other insurance programs, Travelers Cheques related revenues, publishing revenues and other miscellaneous revenue and fees.

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2012	2011	2010
Marketing and promotion	$2,890	$2,996	$3,147
Cardmember rewards	6,282	6,218	5,000
Cardmember services	799	716	591
Total marketing, promotion, rewards and
cardmember services	$9,971	$9,930	$8,738

Marketing and promotion expense includes advertising costs, which are expensed in the year in which the advertising first takes place. Cardmember rewards expense includes the costs of rewards programs, including Membership Rewards (discussed in Note 11) and co-brand arrangements. Cardmember services expense includes protection plans and complimentary services provided to cardmembers.

The following is a detail of other, net for the years ended December 31:

(Millions)	2012	2011	2010
Professional services	$2,963	$2,951	$2,806
Occupancy and equipment	1,823	1,685	1,562
Communications	383	378	383
MasterCard and Visa settlements, net of
legal fees	―	(562)	(852)
Other	1,404	1,260	1,208
Total other, net	$6,573	$5,712	$5,107

Other expense includes general operating expenses, gains (losses) on sale of assets or businesses not classified as discontinued operations, litigation, internal and regulatory review-related reimbursements and insurance costs or settlements, investment impairments and certain Loyalty Partner expenses.

Stock Plans	12 Months Ended
Dec. 31, 2012
Stock Plans Disclosure [Abstract]
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]

NOTE 20

Stock Plans

Stock Option and Award Programs

Under the 2007 Incentive Compensation Plan and previously under the 1998 Incentive Compensation Plan, awards may be granted to employees and other key individuals who perform services for the Company and its participating subsidiaries. These awards may be in the form of stock options, restricted stock awards or units (RSAs), portfolio grants (PGs) or other incentives, and similar awards designed to meet the requirements of non-U.S. jurisdictions.

For the Company's Incentive Compensation Plans, there were a total of 36 million, 38 million and 40 million common shares unissued and available for grant as of December 31, 2012, 2011 and 2010, respectively, as authorized by the Company's Board of Directors and shareholders.

The Company granted stock option awards to its Chief Executive Officer (CEO) in November 2007 and January 2008 that have performance-based and market-based conditions. These option awards are separately disclosed and are excluded from the information and tables presented in the following paragraphs.

A summary of stock option and RSA activity as of December 31, 2012, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted- Average Grant Price
Outstanding as of
December 31, 2011	42,457	$41.63	13,996		$33.69
Granted	1,205	$49.23	4,270		$49.80
Exercised/vested	(10,429)	$35.28	(5,782)		$31.53
Forfeited	(280)	$34.55	(684)		$37.84
Expired	(1,092)	$54.05	―	$	―
Outstanding as of
December 31, 2012	31,861	$43.62	11,800		$40.31
Options vested and
expected to vest as of
December 31, 2012	31,792	$43.61	―		―
Options exercisable as of
December 31, 2012	27,309	$44.91	―		―

The Company recognizes the cost of employee stock awards granted in exchange for employee services based on the grant-date fair value of the award, net of expected forfeitures. Those costs are recognized ratably over the vesting period.

Stock Options

Each stock option has an exercise price equal to the market price of the Company's common stock on the date of grant and a contractual term of 10 years from the date of grant. Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company's stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2012 are as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining
contractual life (in years)	4.6	4.1	4.6
Aggregate intrinsic value (millions)	$444	$346	$443

The intrinsic value for options exercised during 2012, 2011 and 2010 was $209 million, $206 million and $130 million, respectively (based upon the fair value of the Company's stock price at the date of exercise). Cash received from the exercise of stock options in 2012, 2011 and 2010 was $368 million, $503 million and $619 million, respectively. The tax benefit realized from income tax deductions from stock option exercises, which was recorded in additional paid-in capital, in 2012, 2011 and 2010 was $45 million, $60 million and $35 million, respectively.

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions were used for grants issued in 2012, 2011 and 2010, the majority of which were granted in the beginning of each year:

	2012	2011	2010
Dividend yield	1.5%	1.6%	1.8%
Expected volatility(a)	41%	40%	41%
Risk-free interest rate	1.3%	2.3%	2.8%
Expected life of stock option (in years)(b)	6.3	6.2	6.2
Weighted-average fair value per option	$17.48	$16.21	$14.11

  The expected volatility is based on both weighted historical and implied volatilities of the Company's common stock price.
  In 2012, 2011 and 2010, the expected life of stock options was determined using both historical data and expectations of option exercise behavior.

Stock Options with Performance-based and Market-based Conditions

On November 30, 2007 and January 31, 2008, the Company's CEO was granted in the aggregate 2,750,000 of non-qualified stock option awards with performance-based and market-based conditions. Both awards have a contractual term of 10 years and a vesting period of 6 years.

The aggregate grant date fair value of options with performance-based conditions was approximately $33.8 million. Compensation expense for these awards will be recognized over the vesting period when it is determined it is probable that the performance metrics will be achieved. No compensation expense for these awards was recorded in 2012, 2011 and 2010.

The aggregate grant date fair value of options with market-based conditions was approximately $10.5 million. Compensation expense for these awards is recognized ratably over the vesting period irrespective of the probability of the market metric being achieved. Total compensation expense of approximately $0.5 million was recorded in 2012 and approximately $2.4 million was recorded in both 2011 and 2010.

Restricted Stock Awards

RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date. RSA holders receive non-forfeitable dividends or dividend equivalents. The total fair value of shares vested during 2012, 2011 and 2010 was $296 million, $221 million and $175 million, respectively (based upon the Company's stock price at the vesting date).

The weighted-average grant date fair value of RSAs granted in 2012, 2011 and 2010, is $49.80, $45.11 and $38.63, respectively.

Liability-based Awards

Certain employees are awarded PGs and other incentive awards that can be settled with cash or equity shares at the Company's discretion and final Compensation and Benefits Committee payout approval. These awards earn value based on performance, market and service conditions and vest over periods of one to three years.

PGs and other incentive awards are generally settled with cash and thus are classified as liabilities and, therefore, the fair value is determined at the date of grant and remeasured quarterly as part of compensation expense over the vesting period. Cash paid upon vesting of these awards in 2012, 2011 and 2010 was $66 million, $58 million and $64 million, respectively.

Summary of Stock Plan Expense

The components of the Company's total stock-based compensation expense (net of forfeitures) for the years ended December 31 are as follows:

(Millions)	2012	2011	2010
Restricted stock awards(a)	$197	$176	$163
Stock options(a)	29	40	58
Liability-based awards	70	83	64
Performance/market-based
stock options	1	2	2
Total stock-based
compensation expense(b)	$297	$301	$287

  As of December 31, 2012, the total unrecognized compensation cost related to unvested RSAs and options of $237 million and $27 million, respectively, will be recognized ratably over the weighted-average remaining vesting period of 1.6 years and 1.4 years, respectively.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2012, 2011 and 2010 was $107 million, $105 million and $100 million, respectively.

Retirement Plans	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
Retirement Plans

NOTE 21

Retirement Plans

The Company sponsors defined benefit pension plans, defined contribution plans, and other postretirement benefit plans for its employees. The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2012	2011	2010
Defined benefit pension plan cost	$74	$51	$40
Defined contribution plan cost	254	252	217
Other postretirement benefit plan cost	19	23	25
Net periodic benefit cost	$347	$326	$282

The expenses in the above table are recorded in salaries and employee benefits in the Consolidated Statements of Income.

Defined Benefit Pension Plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

As of December 31, 2012, the net funded status related to the defined benefit pension plans was underfunded by $486 million, as shown in the following table:

(Millions)	2012	2011
Net funded status, beginning of year	$(443)	$(383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$(486)	$(443)

The net funded status amounts as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

Plan Assets and Obligations

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2012	2011
Fair value of plan assets, beginning of year	$2,069	$2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$2,309	$2,069

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$2,512	$2,435
Service cost	19	22
Interest cost	115	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	―
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$2,795	$2,512

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$712	$690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Total, net of taxes	$468	$459

The estimated portion of the net actuarial loss and net prior service credit that is expected to be recognized as a component of net periodic pension benefit cost in 2013 is $73 million and $1 million, respectively.

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial loss:
Reclassified to earnings from equity(a)	$(80)
Losses in current year(b)	102
Net actuarial loss, pretax	22
Net prior service credit:
Reclassified to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$13

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Benefit Obligations

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,718	$2,459
Projected benefit obligation	$2,795	$2,512

The accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,635	$2,418
Fair value of plan assets	$2,222	$2,028

The amounts disclosed in the table above will vary year to year based on whether plans meet the disclosure requirement.

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2012	2011
Projected benefit obligation	$2,795	$2,512
Fair value of plan assets	$2,309	$2,069

Net Periodic Pension Benefit Cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$19	$22	$19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service credit	(1)	―	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	14	15	18
Net periodic pension benefit cost	$74	$51	$40

Assumptions

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2012	2011
Discount rates	3.8%	4.7%
Rates of increase in compensation levels	3.6%	3.7%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2012	2011	2010
Discount rates	4.6%	5.0%	5.3%
Rates of increase in compensation levels	3.7%	4.0%	3.6%
Expected long-term rates of return on assets	6.7%	6.9%	6.9%

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Asset Allocation and Fair Value

The Benefit Plans Investment Committee (BPIC) is appointed by the Company's Chief Executive Officer and has the responsibility of reviewing and approving the investment policies related to plan assets for the Company's defined benefit pension plans; evaluating the performance of the investments in accordance with the investment policy; reviewing the investment objectives, risk characteristics, expenses and historical performance; and selecting, removing and evaluating the investment managers. For certain plans, the BPIC has delegated direct oversight to local investment committees. The BPIC typically meets quarterly to review the performance of the various investment managers and advisers as well as other investment related matters. The Company's significant defined benefit pension plans have investment policies, which prescribe targets for the amount of assets that can be invested in a security class in order to mitigate the detrimental impact of adverse or unexpected results with respect to any individual security class on the overall portfolio. The portfolios are diversified by asset type, risk characteristics and concentration of investments.

The Company's retirement plan assets are reported at fair value. The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy as of December 31:

	Target
	Allocation	Total
2012(Millions, except percentages)	2013	2012	Level 1		Level 2		Level 3
U.S. equity securities	15%	$318	$318	$	―	$	―
International equity securities(a)	30%	732	732		―		―
U.S. fixed income securities	30%	639	―		639		―
International fixed income securities(a)	15%	447	―		447		―
Balanced funds	5%	72	―		72		―
Cash	―	25	25		―		―
Other(b)	5%	76	―		―		76
Total	100%	$2,309	$1,075		$1,158		$76

	Target
	Allocation	Total
2011(Millions, except percentages)	2012	2011	Level 1		Level 2		Level 3
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

  Level 1 assets include investments in publicly traded equity securities and mutual funds. These securities are actively traded and valued using quoted prices for identical securities from the market exchanges.
  Level 2 assets include fixed-income securities and balanced funds that are not actively traded or whose underlying investments are valued using observable inputs. The fair value of plan assets invested in fixed-income securities is generally determined using valuation models that use observable inputs such as benchmark yields, benchmark security prices, credit spreads, prepayment speeds, reported trades and broker-dealer quotes, all with reasonable levels of transparency. Plan assets invested in balanced funds comprised primarily of equity and fixed-income securities are valued using a unit price or net asset value (NAV). When measuring the fair value of such funds, the NAV, as provided by the fund sponsor, is corroborated with observable inputs provided by pricing services for the securities. In certain instances, NAVs may require adjustments to more appropriately reflect the fair value.

On an annual basis, the Company reaffirms its understanding of the valuation techniques used by its pricing services and corroborates the prices provided for reasonableness by comparing the prices from the respective pricing services to valuations obtained from different pricing sources. If pricing discrepancies are identified between different pricing sources, the Company evaluates such discrepancies to ensure that the prices used for its valuation represent the fair value of the securities.

  Level 3 assets include investments in private equity and real estate funds valued using a NAV derived from significant un-observable inputs. Where possible, private equity and real estate investments are valued using a market approach based on inputs such as trading multiples of comparable public companies and current multiples for recent private transactions in similar companies or properties. If appropriate market data does not exist, investments are valued using an income approach based on a discounted cash flow. Inputs are derived from projected data based on the operating performance of the underlying portfolio company or investments, or by using third-party appraisals. On an annual basis, the Company evaluates the inputs, assumptions and valuation methodologies of the respective fund managers to ensure that the NAVs are representative of fair value.

Refer to Note 3 for a discussion related to the three-level fair value hierarchy.

The fair value of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31 as follows:

(Millions)	2012	2011
Beginning fair value, January 1	$106	$101
Actual net gains on plan assets:
Held at the end of the year	7	12
Sold during the year	5	2
Total net gains	12	14
Net purchases (sales and settlements)	(42)	(9)
Net (decrease) increase	(30)	5
Ending fair value, December 31	$76	$106

Benefit Payments

The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:

						2018
(Millions)	2013	2014	2015	2016	2017	–2022
Expected payments	$149	$162	$169	$174	$186	$954

In addition, the Company expects to contribute $46 million to its defined benefit pension plans in 2013.

Defined Contribution Retirement Plans

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit-sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 10 million and 11 million shares of American Express Common Stock as of December 31, 2012 and 2011, respectively, beneficially for employees. The Company matches employee before-tax and/or Roth contributions to the plan up to a maximum of 5 percent of total eligible compensation, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of eligible compensation are provided into the RSP for eligible employees. In its sole discretion, the Company may make an annual profit-sharing contribution equal to 0 percent to 5 percent of employees' eligible compensation, and may vary the contribution amount for different groups of employees. Employees need not contribute to the RSP in order to receive a portion of any profit-sharing contribution, but must be employed on the last working day of the calendar year. Company contributions are subject to employees meeting eligibility criteria. The Company also sponsors the RRP, including RSP related accounts, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total eligible compensation in excess of IRC compensation limits only to the extent the employee contributes to the RRP.

The total expense for all defined contribution retirement plans globally was $254 million, $252 million and $217 million in 2012, 2011 and 2010, respectively.

Other Postretirement Benefit Plans

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

Accumulated Other Comprehensive Loss

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$32	$35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Total, net of taxes	$20	$22

The estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic benefit cost in 2013 is nil.

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial gain:
Reclassified to earnings from equity(a)	$(1)
Gains in current year(b)	(2)
Net actuarial gain, pretax	$(3)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Benefit Obligations

The projected benefit obligation represents a liability based upon estimated future medical and other benefits to be provided to retirees.

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$311	$319
Service cost	4	5
Interest cost	14	16
Benefits paid	(17)	(18)
Actuarial gain	(2)	(5)
Curtailment gain	―	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$310	$311

The plans are unfunded and the obligations as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

Net Periodic Benefit Cost

GAAP provides for the delayed recognition of the net actuarial loss and the net prior service credit remaining in accumulated other comprehensive (loss) income.

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$4	$5	$6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	―	(1)	―
Net periodic benefit cost	$19	$23	$25

Assumptions

The weighted-average assumptions used to determine benefit obligations were:

	2012	2011
Discount rates	3.6%	4.5%
Health care cost increase rate:
Following year	7.5%	8.0%
Decreasing to the year 2018	5.0%	5.0%

The weighted-average discount rate used to determine net periodic benefit cost was 4.4 percent, 4.9 percent and 5.4 percent in 2012, 2011 and 2010, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2012	2011	2012	2011
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$13	$(12)	$(12)

Benefit Payments

The Company's other postretirement benefit plans expect to make benefit payments as follows:

						2018
(Millions)	2013	2014	2015	2016	2017	– 2022
Expected payments	$21	$22	$22	$22	$22	$108

In addition, the Company expects to contribute $21 million to its other postretirement benefit plans in 2013.

Significant Credit Concentrations	12 Months Ended
Dec. 31, 2012
Concentration Risk Disclosure [Abstract]
Significant Credit Concentrations

NOTE 22

Significant Credit Concentrations

Concentrations of credit risk exist when changes in economic, industry or geographic factors similarly affect groups of counterparties whose aggregate credit exposure is material in relation to American Express' total credit exposure. The Company's customers operate in diverse industries, economic sectors and geographic regions.

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2012	2011
On-balance sheet:
Individuals(a)	$95	$92
Financial institutions(b)	25	28
U.S. Government and agencies(c)	5	6
All other(d)	16	16
Total on-balance sheet(e)	$141	$142
Unused lines-of-credit ― individuals(f)	$253	$238

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products generally have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

As of December 31, 2012 and 2011, the Company's most significant concentration of credit risk was with individuals, including cardmember receivables and loans. These amounts are generally advanced on an unsecured basis. However, the Company reviews each potential customer's credit application and evaluates the applicant's financial history and ability and willingness to repay. The Company also considers credit performance by customer tenure, industry and geographic location in managing credit exposure.

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2012	2011
On-balance sheet:
United States	$85	$82
Non-U.S.	23	22
On-balance sheet(a)(b)	$108	$104
Unused lines-of-credit ― individuals:
United States	$208	$195
Non-U.S.	45	43
Total unused lines-of-credit ― individuals	$253	$238

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.

Exposure to Airline Industry

The Company has multiple important co-brand, rewards and corporate payment arrangements with airlines. The Company's largest airline partner is Delta and this relationship includes exclusive co-brand credit card partnerships and other arrangements including Membership Rewards, merchant acceptance, travel and corporate payments programs. American Express' Delta SkyMiles Credit Card co-brand portfolio accounts for approximately 5 percent of the Company's worldwide billed business and less than 15 percent of worldwide cardmember loans. Refer to Notes 4 and 8 for further information on receivables and other assets recorded by the Company relating to these relationships.

In recent years, there have been a significant number of airline bankruptcies and liquidations, driven in part by volatile fuel costs and weakening economies around the world. Historically, the Company has not experienced significant revenue declines when a particular airline scales back or ceases operations due to a bankruptcy or other financial challenges because volumes generated by that airline are typically shifted to other participants in the industry that accept the Company's card products. The Company's exposure to business and credit risk in the airline industry is primarily through business arrangements where the Company has remitted payment to the airline for a cardmember purchase of tickets that have not yet been used or “flown”. The Company mitigates this risk by delaying payment to the airlines with deteriorating financial situations, thereby increasing cash withheld to protect the Company in the event the airline is liquidated. To date, the Company has not experienced significant losses from airlines that have ceased operations.

Regulatory Matters and Capital Adequacy	12 Months Ended
Dec. 31, 2012
Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory Matters and Capital Adequacy

NOTE 23

Regulatory Matters and Capital Adequacy

The Company is supervised and regulated by the Federal Reserve and is subject to the Federal Reserve's requirements for risk-based capital and leverage ratios. The Company's two U.S. bank operating subsidiaries, Centurion Bank and FSB (the Banks), are subject to supervision and regulation, including similar regulatory capital requirements by the FDIC and the Office of the Comptroller of the Currency (OCC).

The Federal Reserve's guidelines for capital adequacy define two categories of risk-based capital: Tier 1 and Tier 2 capital (as defined in the regulations). Under the risk-based capital guidelines of the Federal Reserve, the Company is required to maintain minimum ratios of Tier 1 and Total (Tier 1 plus Tier 2) capital to risk-weighted assets, as well as a minimum leverage ratio (Tier 1 capital to average adjusted on-balance sheet assets).

Failure to meet minimum capital requirements can initiate certain mandatory, and possibly additional, discretionary actions by regulators, that, if undertaken, could have a direct material effect on the Company's and the Banks' operating activities.

As of December 31, 2012 and 2011, the Company and its Banks met all capital requirements to which each was subject and maintain regulatory capital ratios in excess of those required to qualify as well capitalized.

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1	Total	Tier 1
(Millions, except percentages)	capital	capital	capital ratio	capital ratio	leverage ratio
December 31, 2012:
American Express Company	$14,920	$17,349	11.9%	13.8%	10.2%
American Express Centurion Bank	$5,814	$6,227	17.6%	18.9%	17.0%
American Express Bank, FSB	$6,649	$7,556	16.5%	18.7%	17.5	% (a)
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (b)

Well-capitalized ratios(d)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(d)			4.0%	8.0%	4.0%

  FSB leverage ratio is calculated using ending total assets as prescribed by OCC regulations applicable to federal savings banks.
  FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

Restricted Net Assets of Subsidiaries

Certain of the Company's subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company's shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2012, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to the Company was approximately $9.4 billion.

Bank Holding Company Dividend Restrictions

The Company is limited in its ability to pay dividends by the Federal Reserve which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization's current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statue to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve for approval.

Banks' Dividend Restrictions

In the years ended December 31, 2012 and 2011, Centurion Bank paid dividends from retained earnings to its parent of $2.0 billion and $1.5 billion, respectively, and FSB paid dividends from retained earnings to its parent of $1.5 billion and $0.6 billion, respectively.

The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends which may be paid at any date, subject to supervisory considerations of the Banks' regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2012 and 2011, the Banks' retained earnings, in the aggregate, available for the payment of dividends were $4.7 billion and $4.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks' banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including, if, in the banking regulator's opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Contingencies Disclosure [Abstract]
Contingencies

NOTE 24

Commitments and Contingencies

Legal Contingencies

The Company and its subsidiaries are involved in a number of legal proceedings concerning matters arising out of the conduct of their respective business activities and are periodically subject to governmental and regulatory examinations, information gathering requests, subpoenas, inquiries and investigations (collectively, governmental examinations). As of December 31, 2012, the Company and various of its subsidiaries were named as a defendant or were otherwise involved in numerous legal proceedings and governmental examinations in various jurisdictions, both in and outside the United States. The Company discloses its material legal proceedings and governmental examinations under “Legal Proceedings” in its Annual Report on Form 10-K for the year ended December 31, 2012 (Legal Proceedings).

The Company has recorded liabilities for certain of its outstanding legal proceedings and governmental examinations. A liability is accrued when it is both (a) probable that a loss with respect to the legal proceeding has occurred and (b) the amount of loss can be reasonably estimated. As discussed below, there may be instances in which an exposure to loss exceeds the accrued liability. The Company evaluates, on a quarterly basis, developments in legal proceedings and governmental examinations that could cause an increase or decrease in the amount of the liability that has been previously accrued or a revision to the disclosed estimated range of possible losses, as applicable.

The Company's legal proceedings range from cases brought by a single plaintiff to class actions with hundreds of thousands of putative class members. These legal proceedings, as well as governmental examinations, involve various lines of business of the Company and a variety of claims (including, but not limited to, common law tort, contract, antitrust and consumer protection claims), some of which present novel factual allegations and/or unique legal theories. While some matters pending against the Company specify the damages claimed by the plaintiff, many seek a not-yet-quantified amount of damages or are at very early stages of the legal process. Even when the amount of damages claimed against the Company are stated, the claimed amount may be exaggerated and/or unsupported. As a result, some matters have not yet progressed sufficiently through discovery and/or development of important factual information and legal issues to enable the Company to estimate a range of possible loss.

Other matters have progressed sufficiently through discovery and/or development of important factual information and legal issues so that the Company is able to estimate a range of possible loss. Accordingly, for those legal proceedings and governmental examinations disclosed or referred to in Legal Proceedings where a loss is reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, and for which the Company is able to estimate a range of possible loss, the current estimated range is zero to $430 million in excess of any accrued liability related to those matters. This aggregate range represents management's estimate of possible loss with respect to these matters and is based on currently available information. This estimated range of possible loss does not represent the Company's maximum loss exposure. The legal proceedings and governmental examinations underlying the estimated range will change from time to time and actual results may vary significantly from current estimates.

Based on its current knowledge, and taking into consideration its litigation-related liabilities, the Company believes it is not a party to, nor are any of its properties the subject of, any pending legal proceeding or governmental examination that would have a material adverse effect on the Company's consolidated financial condition or liquidity. However, in light of the uncertainties involved in such matters, the ultimate outcome of a particular matter could be material to the Company's operating results for a particular period depending on, among other factors, the size of the loss or liability imposed and the level of the Company's earnings for that period.

Visa and MasterCard Settlements

As previously disclosed, the Company reached settlement agreements with Visa and MasterCard. Under the terms of the settlement agreements, the Company received aggregate maximum payments of $4.05 billion. The settlement with Visa comprised an initial payment of $1.13 billion ($700 million after-tax) that was recorded as a gain in 2007. Having met quarterly performance criteria, the Company recognized $280 million ($172 million after-tax) from Visa in each of the years 2011 and 2010, and $300 million ($186 million after-tax) from MasterCard in 2011, and $600 million ($372 million after-tax) from MasterCard in 2010. These payments are included in other, net expenses within Corporate & Other. During the second and fourth quarter of 2011, the Company received the final payments on the MasterCard and Visa litigation settlements, respectively.

Other Contingencies

The Company also has contingent obligations to make payments under contractual agreements entered into as part of the ongoing operation of the Company's business, primarily with co-brand partners. The contingent obligations under such arrangements were approximately $4.1 billion as of December 31, 2012.

Rent Expense and Lease Commitments

The Company leases certain facilities and equipment under noncancelable and cancelable agreements. The total rental expense amounted to $305 million in 2012 (including lease termination penalties of $13 million), $280 million in 2011 and $250 million in 2010.

As of December 31, 2012, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $22 million) was as follows:

(Millions)
2013	$275
2014	240
2015	199
2016	153
2017	131
Thereafter	1,005
Total	$2,003

As of December 31, 2012, the Company's future minimum lease payments under capital leases or other similar arrangements is approximately $10 million per year from 2013 through 2014, $3 million in 2015 through 2017, and $11 million thereafter.

Reportable Operating Segment	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Abstract]
Reportable Operating Segments

NOTE 25

Reportable Operating Segments and Geographic Operations

Reportable Operating Segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily United States versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company's four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the United States, and provides consumer travel services to cardmembers and other consumers.
  ICS issues proprietary consumer and small business cards outside the United States.
  GCS offers global corporate payment and travel-related products and services to large and mid-sized companies.
  GNMS operates a global payments network which processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company's global closed-loop network. It provides ATM services and enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and auxiliary businesses, including the Company's publishing business, the Enterprise Growth Group (including Global Payment Options), as well as other Company operations are included in Corporate & Other.

The following table presents certain selected financial information as of or for the years ended December 31, 2012, 2011 and 2010.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2012
Non-interest revenues	$11,469	$4,561	$4,995	$5,005	$924		$26,954
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	210		31,582
Total provision	1,429	330	136	74	21		1,990
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Income (loss) from continuing operations	$2,592	$634	$644	$1,443	$(831)		$4,482
Total equity (billions)	$8.7	$2.9	$3.6	$2.0	$1.7		$18.9
2011
Non-interest revenues	$10,804	$4,470	$4,880	$4,713	$719		$25,586
Interest income	5,074	1,195	9	5	413		6,696
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.6		$18.8
2010
Non-interest revenues	$9,997	$3,784	$4,347	$4,101	$703		$22,932
Interest income	5,277	1,287	7	4	498		7,073
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Segments earn discount revenue based on the volume of merchant business generated by cardmembers. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount rate; within the GNMS segment, discount revenue reflects the network and merchant component of the overall discount rate. Total interest income and net card fees are directly attributable to the segment in which they are reported.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing, promotion, rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred, with the exception of brand advertising, which is reflected in the GNMS segment. Rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred within each segment. Salaries and employee benefits and other operating expenses reflect expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company's support services, such as technology costs, are allocated to each segment based on support service activities directly attributable to the segment.

Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on each segment's relative level of pretax income. Financing requirements are managed on a consolidated basis. Funding costs are allocated based on segment funding requirements.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

An income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that make up the segment.

Geographic Operations

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(523)		$31,582
Pretax income (loss) from continuing operations	$6,468	$505		$426		$605		$(1,553)		$6,451
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment.

Parent Company	12 Months Ended
Dec. 31, 2012
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Financial Information of Parent Company Only Disclosure [Text Block]

NOTE 26

Parent Company

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2012	2011	2010
Revenues
Non-interest revenues
Gain on sale of securities	$121	$15	$	―
Other	(12)	3		8
Total non-interest revenues	109	18		8
Interest income	137	142		136
Interest expense	(609)	(633)		(638)
Total revenues net of interest expense	(363)	(473)		(494)
Expenses
Salaries and employee benefits	165	173		153
Other	214	186		117
Total	379	359		270
Pretax loss	(742)	(832)		(764)
Income tax benefit	(258)	(346)		(292)
Net loss before equity in net income of
subsidiaries and affiliates	(484)	(486)		(472)
Equity in net income of subsidiaries and
affiliates	4,966	5,385		4,529
Income from continuing operations	4,482	4,899		4,057
Income from discontinued operations,
net of tax	―	36		―
Net income	$4,482	$4,935		$4,057

Parent Company – Condensed Balance Sheets

As of December 31 (Millions)	2012	2011
Assets
Cash and cash equivalents	$4,797	$6,914
Investment securities	296	360
Equity in net assets of subsidiaries and
affiliates of continuing operations	19,087	17,374
Accounts receivable, less reserves	655	53
Premises and equipment, less accumulated
depreciation: 2012, $59; 2011, $44	117	96
Loans to subsidiaries and affiliates	6,733	5,132
Due from subsidiaries and affiliates	1,189	1,363
Other assets	441	769
Total assets	$33,315	$32,061
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,474	$1,466
Due to subsidiaries and affiliates	1,069	823
Short-term debt of subsidiaries and affiliates	2,316	895
Long-term debt	9,570	10,083
Total liabilities	14,429	13,267
Shareholders’ equity
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders’ equity	18,886	18,794
Total liabilities and shareholders’ equity	$33,315	$32,061

Supplemental Disclosure

The Parent Company guarantees up to $40 million of indebtedness under a line of credit that its subsidiary has with a bank. As of December 31, 2012, there were no draw downs against this line.

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2012		2011		2010
Cash Flows from Operating Activities
Net income	$4,482		$4,935		$4,057
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net income of subsidiaries and affiliates:
— Continuing operations	(4,966)		(5,385)		(4,530)
— Discontinued operations	―		(36)		―
Dividends received from subsidiaries and affiliates	3,355		3,773		1,999
Gain on sale of securities	(121)		(15)		―
Other operating activities, primarily with subsidiaries and affiliates	196		671		(39)
Premium paid on debt exchange	(541)		―		―
Net cash provided by operating activities	2,405		3,943		1,487
Cash Flows from Investing Activities
Sale/redemption of investments	118		20		9
Premises and equipment	(38)		(35)		(32)
Loans to subsidiaries and affiliates	(1,601)		(189)		(1,064)
Purchase of investments	―		(2)		(3)
Investments in subsidiaries and affiliates	(11)		(18)		―
Net cash used in investing activities	(1,532)		(224)		(1,090)
Cash Flows from Financing Activities
Principal payment of debt	―		(400)		―
Short-term debt of subsidiaries and affiliates	1,421		895		―
Long-term debt of subsidiaries and affiliates	―		―		(15)
Issuance of American Express common shares and other	443		594		663
Repurchase of American Express common shares	(3,952)		(2,300)		(590)
Dividends paid	(902)		(861)		(867)
Net cash used in financing activities	(2,990)		(2,072)		(809)
Net change in cash and cash equivalents	(2,117)		1,647		(412)
Cash and cash equivalents at beginning of year	6,914		5,267		5,679
Cash and cash equivalents at end of year	$4,797		$6,914		$5,267

Supplemental cash flow information
Non-cash financing activities
Impact of the debt exchange on long-term debt	$439	$	―	$	―

Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Data [Abstract]
Quarterly Financial Data

NOTE 27

QUARTERLY FINANCIAL DATA (UNAUDITED)

(Millions, except per share amounts)	2012				2011
Quarters Ended	12/31(a)	9/30	6/30	3/31	12/31	9/30	6/30	3/31
Total revenues net of interest expense	$8,141	$7,862	$7,965	$7,614	$7,742	$7,571	$7,618	$7,031
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177
Income from discontinued operations	―	―	―	―	―	―	36	―
Net income	637	1,250	1,339	1,256	1,192	1,235	1,331	1,177
Earnings Per Common Share — Basic:
Income from continuing operations
attributable to common shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.08	$0.98
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.11	$0.98
Earnings Per Common Share — Diluted:
Income from continuing operations
attributable to common shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.07	$0.97
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.10	$0.97
Cash dividends declared per common share	$0.20	$0.20	$0.20	$0.20	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$59.40	$59.73	$61.42	$59.26	$52.35	$53.80	$51.97	$46.93
Low	$53.02	$54.35	$53.18	$47.40	$41.30	$42.03	$45.10	$42.19

  The results of operations for the quarter ended December 31, 2012 included a $400 million restructuring charge ($287 million after-tax), a $342 million Membership Rewards expense ($212 million after-tax) and $153 million ($95 million after-tax) of cardmember reimbursements. The $153 million includes amounts related to prior periods, with $49 million relating to the first three quarters of 2012 and $83 million relating to periods prior to January 1, 2012. The Company has assessed the materiality of these errors on all prior periods and concluded that the impact was not material to those prior periods or to any quarter or full year for 2012.
  Represents income from continuing operations or net income, as applicable, less earnings allocated to participating share awards of $7 million for the quarter ended December 31, 2012, $14 million for each of the quarters ended September 30, 2012, June 30, 2012, March 31, 2012 and December 31, 2011, respectively, $15 million for each of the quarters ended September 30, 2011 and June 30, 2011, respectively, and $14 million for the quarter ended March 31, 2011.

Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies [Abstract]
Principles of Consolidation

Principles of Consolidation

The Consolidated Financial Statements of the Company are prepared in conformity with U.S. generally accepted accounting principles (GAAP). All significant intercompany transactions are eliminated.

The Company consolidates all entities in which the Company holds a “controlling financial interest.” For voting interest entities, the Company is considered to hold a controlling financial interest when the Company is able to exercise control over the investees' operating and financial decisions. For variable interest entities (VIEs), the Company is considered to hold a controlling financial interest when it is determined to be the primary beneficiary. A primary beneficiary is a party that has both: (1) the power to direct the activities of a VIE that most significantly impact that entity's economic performance, and (2) the obligation to absorb losses, or the right to receive benefits, from the VIE that could potentially be significant to the VIE. The determination of whether an entity is a VIE is based on the amount and characteristics of the entity's equity.

Entities in which the Company's voting interest in common equity does not provide the Company with control, but allows the Company to exert significant influence over their financial and operating decisions, are accounted for under the equity method. All other investments in equity securities, to the extent that they are not considered marketable securities, are accounted for under the cost method.

Foreign Currency

Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollars based upon exchange rates prevailing at the end of each year. The resulting translation adjustments, along with any related qualifying hedge and tax effects, are included in accumulated other comprehensive (loss) income (AOCI), a component of shareholders' equity. Translation adjustments, including qualifying hedge and tax effects, are reclassified to earnings upon the sale or substantial liquidation of investments in foreign operations. Revenues and expenses are translated at the average month-end exchange rates during the year. Gains and losses related to transactions in a currency other than the functional currency, including operations outside the United States where the functional currency is the U.S. dollar, are reported net in the Company's Consolidated Statements of Income, in other non-interest revenue, interest income, interest expense, or other, net expense, depending on the nature of the activity. Net foreign currency transaction gains amounted to approximately $120 million, $145 million and $138 million in 2012, 2011 and 2010, respectively.

Amounts Based on Estimates and Assumptions

Amounts Based on Estimates and Assumptions

Accounting estimates are an integral part of the Consolidated Financial Statements. These estimates are based, in part, on management's assumptions concerning future events. Among the more significant assumptions are those that relate to reserves for cardmember losses relating to loans and charge card receivables, proprietary point liability for Membership Rewards costs, fair value measurement, goodwill and income taxes. These accounting estimates reflect the best judgment of management, but actual results could differ.

Total Revenues Net of Interest Expense

Total Revenues Net of Interest Expense

Discount Revenue

Discount revenue represents fees generally charged to merchants with which the Company, or its GNS partners, has entered into card acceptance agreements for facilitating transactions between the merchants and the Company's cardmembers. The discount generally is deducted from the payment to the merchant and recorded as discount revenue at the time the charge is captured.

Net Card Fees

Card fees, net of direct card acquisition costs and a reserve for projected membership cancellations, are deferred and recognized on a straight-line basis over the 12-month card membership period as Net Card Fees in the Consolidated Statements of Income. The unamortized net card fee balance is reported net in Other Liabilities on the Consolidated Balance Sheets (refer to Note 11).

Travel Commissions and Fees

The Company earns travel commissions and fees by charging clients transaction or management fees for selling and arranging travel and for travel management services. Client transaction fee revenue is recognized at the time the client books the travel arrangements. Travel management services revenue is recognized over the contractual term of the agreement. The Company's travel suppliers (e.g., airlines, hotels and car rental companies) pay commissions and fees on tickets issued, sales and other services based on contractual agreements. Commissions and fees from travel suppliers are generally recognized at the time a ticket is purchased or over the term of the contract. Commissions and fees that are based on services rendered (e.g., hotel stays and car rentals) are recognized based on usage.

Other Commissions and Fees

Other commissions and fees include foreign currency conversion fees, delinquency fees, service fees and other card related assessments, which are recognized primarily in the period in which they are charged to the cardmember (refer to Note 19). Also included are fees related to the Company's Membership Rewards program, which are deferred and recognized over the period covered by the fee. The unamortized Membership Rewards fee balance is included in other liabilities on the Consolidated Balance Sheets (refer to Note 11).

Contra-revenue

The Company regularly makes payments through contractual arrangements with merchants, corporate payments clients, cardmembers and certain other customers. Payments to such customers, including cash rebates paid to cardmembers, are generally classified as contra-revenue unless a specifically identifiable benefit (e.g., goods or services) is received by the Company or its cardmembers in consideration for that payment and the fair value of such benefit is determinable and measurable. If no such benefit is identified, then the entire payment is classified as contra-revenue and included in the Consolidated Statements of Income in the line item where the related transaction revenues are recorded (e.g., discount revenue, travel commissions and fees and other commissions and fees). If such a benefit is identified, then the payment is classified as expense up to the estimated fair value of the benefit.

Interest Income

Interest on cardmember loans is assessed using the average daily balance method. Unless the loan is classified as non-accrual, interest is recognized based upon the outstanding balance, in accordance with the terms of the applicable account agreement, until the outstanding balance is paid or written off.

Interest and dividends on investment securities primarily relates to the Company's performing fixed-income securities. Interest income is accrued as earned using the effective interest method, which adjusts the yield for security premiums and discounts, fees and other payments, so that a constant rate of return is recognized on the investment security's outstanding balance. Amounts are recognized until such time as a security is in default or when it is likely that future interest payments will not be received as scheduled.

Interest on deposits with banks and other is recognized as earned, and primarily relates to the placement of cash in interest-bearing time deposits, overnight sweep accounts, and other interest-bearing demand and call accounts.

Interest Expense

Interest expense includes interest incurred primarily to fund cardmember loans, charge card product receivables, general corporate purposes, and liquidity needs, and is recognized as incurred. Interest expense is divided principally into two categories: (i) deposits, which primarily relates to interest expense on deposits taken from customers and institutions, and (ii) long-term debt and other, which primarily relates to interest expense on the Company's long-term financing and short-term borrowings, and the realized impact of derivatives hedging interest rate risk.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and amounts due from banks, interest-bearing bank balances, including securities purchased under resale agreements, and other highly liquid investments with original maturities of 90 days or less.

Premises and Equipment

Premises and Equipment

Premises and equipment, including leasehold improvements, are carried at cost less accumulated depreciation. Costs incurred during construction are capitalized and are depreciated once an asset is placed in service. Depreciation is generally computed using the straight-line method over the estimated useful lives of assets, which range from 3 to 10 years for equipment, furniture and building improvements. Premises are depreciated based upon their estimated useful life at the acquisition date, which generally ranges from 30 to 50 years.

Leasehold improvements are depreciated using the straight-line method over the lesser of the remaining term of the leased facility or the economic life of the improvement, which ranges from 5 to 10 years. The Company maintains operating leases worldwide for facilities and equipment. Rent expense for facility leases is recognized ratably over the lease term, and includes adjustments for rent concessions, rent escalations and leasehold improvement allowances. The Company recognizes lease restoration obligations at the fair value of the restoration liabilities when incurred, and amortizes the restoration assets over the lease term.

Software development costs

The Company capitalizes certain costs associated with the acquisition or development of internal-use software. Once the software is ready for its intended use, these costs are amortized on a straight-line basis over the software's estimated useful life, generally 5 years.

Fair Value [Abstract]
Fair Values

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, based on the Company's principal or, in the absence of a principal, most advantageous market for the specific asset or liability.

GAAP provides for a three-level hierarchy of inputs to valuation techniques used to measure fair value, defined as follows:

  Level 1 ― Inputs that are quoted prices (unadjusted) for identical assets or liabilities in active markets that the entity can access.
  Level 2 ― Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability, including:

                -       Quoted prices for similar assets or liabilities in active markets

                -        Quoted prices for identical or similar assets or liabilities in markets that are not active

                -        Inputs other than quoted prices that are observable for the asset or liability

         -       Inputs that are derived principally from or corroborated by observable market data by correlation or other means

  Level 3 ― Inputs that are unobservable and reflect the Company's own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances (e.g., internally derived assumptions surrounding the timing and amount of expected cash flows). The Company did not measure any financial instruments presented on the Consolidated Balance Sheets at fair value on a recurring basis using significantly unobservable inputs (Level 3) during the years ended December 31, 2012 and 2011, although the disclosed fair value of certain assets that are not carried at fair value, as presented later in this Note, are classified within Level 3.

The Company monitors the market conditions and evaluates the fair value hierarchy levels at least quarterly. For any transfers in and out of the levels of the fair value hierarchy, the Company elects to disclose the fair value measurement at the beginning of the reporting period during which the transfer occurred.

Accounts Receivable And Loans and Reserves For Cardmember Losses [Abstract]
Cardmember and Other Receivables and Loans

Cardmember and Other Receivables

Cardmember receivables, representing amounts due from charge payment card product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant. Each charge card transaction is authorized based on its likely economics reflecting a cardmember's most recent credit information and spend patterns. Additionally, global spend limits are established to limit the maximum exposure for the Company.

Charge card customers generally must pay the full amount billed each month.

Cardmember receivable balances are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal and any related accrued fees.

Cardmember and Other Loans

Cardmember loans, representing amounts due from lending payment card product customers, are recorded at the time a cardmember enters into a point-of-sale transaction with a merchant or when a charge card customer enters into an extended payment arrangement with the Company. The Company's lending portfolios primarily include revolving loans to cardmembers obtained through either their credit card accounts or the lending on charge feature of their charge card accounts. These loans have a range of terms such as credit limits, interest rates, fees and payment structures, which can be revised over time based on new information about cardmembers and in accordance with applicable regulations and the respective product's terms and conditions. Cardmembers holding revolving loans are typically required to make monthly payments based on pre-established amounts. The amounts that cardmembers choose to revolve are subject to finance charges.

Cardmember loans are presented on the Consolidated Balance Sheets net of reserves for losses (refer to Note 5), and include principal, accrued interest and fees receivable. The Company's policy generally is to cease accruing interest on a cardmember loan at the time the account is written off, and establish reserves for interest that the Company believes will not be collected.

Impaired Cardmember Loans and Receivables

Impaired loans and receivables are defined by GAAP as individual larger balance or homogeneous pools of smaller balance restructured loans and receivables for which it is probable that the Company will be unable to collect all amounts due according to the original contractual terms of the loan and receivable agreement. The Company considers impaired loans and receivables to include: (i) loans over 90 days past due still accruing interest, (ii) non-accrual loans and (iii) loans and receivables modified as troubled debt restructurings (TDRs).

The Company may modify, through various company sponsored programs, cardmember loans and receivables in instances where the cardmember is experiencing financial difficulty to minimize losses while providing cardmembers with temporary or permanent financial relief. The Company has classified cardmember loans and receivables in these modification programs as TDRs. Such modifications to the loans and receivables may include (i) reducing the interest rate (as low as zero percent, in which case the loan is characterized as non-accrual in the Company's TDR disclosures), (ii) reducing the outstanding balance (in the event of a settlement), (iii) suspending delinquency fees until the cardmember exits the modification program and (iv) placing the cardmember on a fixed payment plan not to exceed 60 months. Upon entering the modification program, the cardmember's ability to make future purchases is either cancelled, or in certain cases suspended until the cardmember successfully exits the modification program. In accordance with the modification agreement with the cardmember, loans revert back to the original contractual terms (including the contractual interest rate) when the cardmember exits the modification program, either (i) when all payments have been made in accordance with the modification agreement or (ii) the cardmember defaults out of the modification program. In either case, the Company establishes a reserve for cardmember interest charges considered to be uncollectible.

The performance of a loan or a receivable modified as a TDR is closely monitored to understand its impact on the Company's reserve for losses. Though the ultimate success of modification programs remains uncertain, the Company believes the programs improve the cumulative loss performance of such loans and receivables.

Reserves for cardmember loans and receivables modified as TDRs are determined by the difference between the cash flows expected to be received from the cardmember (taking into consideration the probability of subsequent defaults), discounted at the original effective interest rates, and the carrying value of the cardmember loan or receivable balance. The Company determines the original effective interest rate as the interest rate in effect prior to the imposition of any penalty interest rate. All changes in the impairment measurement, including the component due to the passage of time, are included in the provision for losses in the Consolidated Statements of Income.

Reserves For Losses Policy [Abstract]
Reserves for losses

Reserves for losses relating to cardmember loans and receivables represent management's best estimate of the probable inherent losses in the Company's outstanding portfolio of loans and receivables, as of the balance sheet date. Management's evaluation process requires certain estimates and judgments.

       Reserves for losses are primarily based upon statistical models that analyze portfolio performance and reflect management's judgment regarding overall reserve adequacy. The models take into account several factors, including loss migration rates and average losses and recoveries over an appropriate historical period. Management considers whether to adjust the models for specific factors such as increased risk in certain portfolios, impact of risk management initiatives on portfolio performance and concentration of credit risk based on factors such as vintage, industry or geographic regions. In addition, management may increase or decrease the reserves for losses on cardmember loans for other external environmental factors, including various indicators related to employment, spend, sentiment, housing and credit, as well as the legal and regulatory environment. Generally, due to the short-term nature of cardmember receivables, the impact of additional external factors on the probable losses inherent within the cardmember receivables portfolio is not significant. As part of this evaluation process, management also considers various reserve coverage metrics, such as reserves as a percentage of past due amounts, reserves as a percentage of cardmember receivables or loans and net write-off coverage.

Cardmember loans and receivables balances are written off when management considers amounts to be uncollectible, which is generally determined by the number of days past due and is typically no later than 180 days. Cardmember loans and receivables in bankruptcy or owed by deceased individuals are written off upon notification and recoveries are recognized as they are collected.

Investments [Abstract]
Investments

Investment securities include debt and equity securities classified as available for sale. The Company's investment securities, principally debt securities, are carried at fair value on the Consolidated Balance Sheets with unrealized gains (losses) recorded in AOCI, net of income taxes. Realized gains and losses are recognized in results of operations upon disposition of the securities using the specific identification method on a trade date basis. Refer to Note 3 for a description of the Company's methodology for determining the fair value of investment securities.

The gross unrealized losses are attributed to overall wider credit spreads for state and municipal securities, wider credit spreads for specific issuers, adverse changes in market benchmark interest rates, or a combination thereof, all as compared to those prevailing when the investment securities were acquired.

Overall, for the investment securities in gross unrealized loss positions identified above, (i) the Company does not intend to sell the investment securities, (ii) it is more likely than not that the Company will not be required to sell the investment securities before recovery of the unrealized losses, and (iii) the Company expects that the contractual principal and interest will be received on the investment securities. As a result, the Company recognized no other-than-temporary impairments during the periods presented.

Asset Securitization [Abstract]
Asset Securitizations

The Company periodically securitizes cardmember receivables and loans arising from its card business through the transfer of those assets to securitization trusts. The trusts then issue securities to third-party investors, collateralized by the transferred assets.

Cardmember receivables are transferred to the American Express Issuance Trust (the Charge Trust), and the American Express Issuance Trust II (the Charge Trust II), collectively referred to as the Charge Trusts. Cardmember loans are transferred to the American Express Credit Account Master Trust (the Lending Trust). The Charge Trusts and the Lending Trust are consolidated by American Express Travel Related Services Company, Inc. (TRS), which is a consolidated subsidiary of the Company. The trusts are considered VIEs as they have insufficient equity at risk to finance their activities, which are to issue securities that are collateralized by the underlying cardmember receivables and loans.

TRS, in its role as servicer of the Charge Trusts and the Lending Trust, has the power to direct the most significant activity of the trusts, which is the collection of the underlying cardmember receivables and loans in the trusts. In addition, TRS, excluding its consolidated subsidiaries, owns approximately $0.8 billion of subordinated securities issued by the Lending Trust as of December 31, 2012. These subordinated securities have the obligation to absorb losses of the Lending Trust and provide the right to receive benefits from the Lending Trust, both of which are significant to the VIE. TRS' role as servicer for the Charge Trusts does not provide it with a significant obligation to absorb losses or a significant right to receive benefits. However, TRS' position as the parent company of the entities that transferred the receivables to the Charge Trusts makes it the party most closely related to the Charge Trusts. Based on these considerations, TRS is the primary beneficiary of both the Charge Trusts and the Lending Trust.

The debt securities issued by the Charge Trusts and the Lending Trust are non-recourse to the Company. Securitized cardmember receivables and loans held by the Charge Trusts and the Lending Trust are available only for payment of the debt securities or other obligations issued or arising in the securitization transactions. The long-term debt of each trust is payable only out of collections on their respective underlying securitized assets.

Derivatives And Hedging Activities [Abstract]
Derivatives

Derivative Financial Instruments That Qualify For Hedge Accounting

Derivatives executed for hedge accounting purposes are documented and designated as such when the Company enters into the contracts. In accordance with its risk management policies, the Company structures its hedges with terms similar to that of the item being hedged. The Company formally assesses, at inception of the hedge accounting relationship and on a quarterly basis, whether derivatives designated as hedges are highly effective in offsetting the fair value or cash flows of the hedged items. These assessments usually are made through the application of a regression analysis method. If it is determined that a derivative is not highly effective as a hedge, the Company will discontinue the application of hedge accounting.

Fair Value Hedges

A fair value hedge involves a derivative designated to hedge the Company's exposure to future changes in the fair value of an asset or a liability, or an identified portion thereof that is attributable to a particular risk.

Cash Flow Hedges

A cash flow hedge involves a derivative designated to hedge the Company's exposure to variable future cash flows attributable to a particular risk. Such exposures may relate to either an existing recognized asset or liability or a forecasted transaction. The Company hedges existing long-term variable-rate debt, the rollover of short-term borrowings and the anticipated forecasted issuance of additional funding through the use of derivatives, primarily interest rate swaps. These derivative instruments economically convert floating-rate debt obligations to fixed-rate obligations for the duration of the instrument. As of December 31, 2012 and 2011, the Company hedged nil and $305 million, respectively, of its floating-rate debt using interest rate swaps.

For derivatives designated as cash flow hedges, the effective portion of the gain or loss on the derivatives is recorded in AOCI and reclassified into earnings when the hedged cash flows are recognized in earnings. The amount that is reclassified into earnings is presented in the Consolidated Statements of Income in the same line item in which the hedged instrument or transaction is recognized, primarily in interest expense. Any ineffective portion of the gain or loss on the derivatives is reported as a component of other expenses. If a cash flow hedge is de-designated or terminated prior to maturity, the amount previously recorded in AOCI is recognized into earnings over the period that the hedged item impacts earnings. If a hedge relationship is discontinued because it is probable that the forecasted transaction will not occur according to the original strategy, any related amounts previously recorded in AOCI are recognized into earnings immediately.

In the normal course of business, as the hedged cash flows are recognized into earnings, the Company does not expect to reclassify any amount of net pretax losses on derivatives from AOCI into earnings during the next 12 months.

Net Investment Hedges

A net investment hedge is used to hedge future changes in currency exposure of a net investment in a foreign operation. The Company primarily designates foreign currency derivatives, typically foreign exchange forwards, and on occasion foreign currency denominated debt, as hedges of net investments in certain foreign operations. These instruments reduce exposure to changes in currency exchange rates on the Company's investments in non-U.S. subsidiaries.

Derivatives Not Designated As Hedges

The Company has derivatives that act as economic hedges, but are not designated as such for hedge accounting purposes. Foreign currency transactions and non-U.S. dollar cash flow exposures from time to time may be partially or fully economically hedged through foreign currency contracts, primarily foreign exchange forwards, options and cross-currency swaps. These hedges generally mature within one year. Foreign currency contracts involve the purchase and sale of a designated currency at an agreed upon rate for settlement on a specified date. The changes in the fair value of the derivatives effectively offset the related foreign exchange gains or losses on the underlying balance sheet exposures. From time to time, the Company may enter into interest rate swaps to specifically manage funding costs related to its proprietary card business.

Guarantees [Abstract]
Guarantees

The Company provides cardmember protection plans that cover losses associated with purchased products, as well as certain other guarantees in the ordinary course of business which are within the scope of GAAP governing the accounting for guarantees. For the Company, guarantees primarily consist of card and travel protection programs, including:

  Return Protection — refunds the price of eligible purchases made with the card where the merchant will not accept the return for up to 90 days from the date of purchase;

  Account Protection — provides account protection in the event that a cardmember is unable to make payments on the account due to unforeseen hardship;

  Merchant Protection — protects cardmembers primarily against non-delivery of goods and services, usually in the event of bankruptcy or liquidation of a merchant. In the event that a dispute is resolved in the cardmember's favor, the Company will generally credit the cardmember account for the amount of the purchase and will seek recovery from the merchant. If the Company is unable to collect the amount from the merchant, it will bear the loss for the amount credited to the cardmember. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential amount of undiscounted future payments; and,

  Credit Card Registry — cancels and requests replacement of lost or stolen cards, and provides for fraud liability coverage.

In relation to its maximum potential undiscounted future payments as shown in the table that follows, to date the Company has not experienced any significant losses related to guarantees. The Company's initial recognition of guarantees is at fair value, which has been determined in accordance with GAAP governing fair value measurement. In addition, the Company establishes reserves when a loss is probable and the amount can be reasonably estimated.

Income Tax Policy [Abstract]
Income taxes

The Company records a deferred income tax (benefit) provision when there are differences between assets and liabilities measured for financial reporting and for income tax return purposes. These temporary differences result in taxable or deductible amounts in future years and are measured using the tax rates and laws that will be in effect when such differences are expected to reverse.

A valuation allowance is established when management determines that it is more likely than not that all or some portion of the benefit of the deferred tax assets will not be realized. The valuation allowances as of December 31, 2012 and 2011 are associated with net operating losses and other deferred tax assets in certain non-U.S. operations of the Company.

Interest and penalties relating to unrecognized tax benefits are reported in the income tax provision.

Income tax uncertainties

The Company is subject to the income tax laws of the United States, its states and municipalities and those of the foreign jurisdictions in which the Company operates. These tax laws are complex, and the manner in which they apply to the taxpayer's facts is sometimes open to interpretation. Given these inherent complexities, the Company must make judgments in assessing the likelihood that a tax position will be sustained upon examination by the taxing authorities based on the technical merits of the tax position. A tax position is recognized only when, based on management's judgment regarding the application of income tax laws, it is more likely than not that the tax position will be sustained upon examination. The amount of benefit recognized for financial reporting purposes is based on management's best judgment of the largest amount of benefit that is more likely than not to be realized on ultimate settlement with the taxing authority given the facts, circumstances and information available at the reporting date. The Company adjusts the level of unrecognized tax benefits when there is new information available to assess the likelihood of the outcome.

Other Assets [Abstract]
Goodwill and intangible assets

Goodwill

Goodwill represents the excess of acquisition cost of an acquired company over the fair value of assets acquired and liabilities assumed. The Company assigns goodwill to its reporting units for the purpose of impairment testing. A reporting unit is defined as an operating segment, or a business that is one level below an operating segment for which discrete financial information is regularly reviewed by the operating segment manager. The Company evaluates goodwill for impairment annually as of June 30 and between annual tests if events occur or circumstances change that would more likely than not reduce the fair value of the reporting unit below its carrying value. The goodwill impairment test utilizes a two-step approach. The first step in the impairment test identifies whether there is potential impairment by comparing the fair value of a reporting unit to the carrying amount, including goodwill. If the fair value of a reporting unit is less than its carrying amount, the second step of the impairment test is required to measure the amount of any impairment loss. As of December 31, 2012 and 2011, goodwill was not impaired and there were no accumulated impairment losses.

Goodwill impairment testing involves management judgment, requiring an assessment of whether the carrying value of the reporting unit can be supported by its fair value using widely accepted valuation techniques. The Company uses a combination of the income approach (discounted cash flow method) and market approach (market multiples).

When preparing discounted cash flow models under the income approach, the Company uses internal forecasts to estimate future cash flows expected to be generated by the reporting units. Actual results may differ from forecasted results. The Company calculates discount rates based on the expected cost of equity financing, estimated using a capital asset pricing model, to discount future cash flows for each reporting unit. The Company believes the discount rates used appropriately reflect the risks and uncertainties in the financial markets generally and specifically in the Company's internally developed forecasts. Further, to assess the reasonableness of the valuations derived from the discounted cash flow models, the Company also analyzes market-based multiples for similar industries of the reporting unit, where available.

Stock Plans [Abstract]
Stock-based Compensation policy

Stock Options

Each stock option has an exercise price equal to the market price of the Company's common stock on the date of grant and a contractual term of 10 years from the date of grant. Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.

Restricted Stock Awards

RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date. RSA holders receive non-forfeitable dividends or dividend equivalents. The total fair value of shares vested during 2012, 2011 and 2010 was $296 million, $221 million and $175 million, respectively (based upon the Company's stock price at the vesting date).

The weighted-average grant date fair value of RSAs granted in 2012, 2011 and 2010, is $49.80, $45.11 and $38.63, respectively.

Liability-based Awards

Certain employees are awarded PGs and other incentive awards that can be settled with cash or equity shares at the Company's discretion and final Compensation and Benefits Committee payout approval. These awards earn value based on performance, market and service conditions and vest over periods of one to three years.

PGs and other incentive awards are generally settled with cash and thus are classified as liabilities and, therefore, the fair value is determined at the date of grant and remeasured quarterly as part of compensation expense over the vesting period.

Other Liabilities [Abstract]
Membership Rewards Policy [Text Block]

Membership Rewards

The Membership Rewards program allows enrolled cardmembers to earn points that can be redeemed for a broad range of rewards including travel, entertainment, retail certificates and merchandise. The Company records a balance sheet liability which represents management's best estimate of the cost of points earned that are expected to be redeemed. An ultimate redemption rate and weighted average cost per point are key factors used to approximate Membership Rewards liability. Management uses statistical and actuarial models to estimate ultimate redemption rates based on redemption trends, current enrollee redemption behavior, card product type, enrollment tenure, card spend levels and credit attributes. The weighted-average cost per point is determined using actual redemptions during the previous 12 months, adjusted as appropriate for recent changes in redemption costs.

The expense for Membership Rewards points is included in marketing, promotion, rewards and cardmember services expenses. The Company periodically evaluates its liability estimation process and assumptions based on developments in redemption patterns, cost per point redeemed, partner contract changes and other factors.

Regulatory Matters And Capital Adequacy Policy [Abstract]
Description of Other Regulatory Limitations	Restricted Net Assets of Subsidiaries Certain of the Company’s subsidiaries are subject to restrictions on the transfer of net assets under debt agreements and regulatory requirements. These restrictions have not had any effect on the Company’s shareholder dividend policy and management does not anticipate any impact in the future. Procedures exist to transfer net assets between the Company and its subsidiaries, while ensuring compliance with the various contractual and regulatory constraints. As of December 31, 2012, the aggregate amount of net assets of subsidiaries that are restricted to be transferred to the Company was approximately $9.4 billion. Bank Holding Company Dividend Restrictions The Company is limited in its ability to pay dividends by the Federal Reserve which could prohibit a dividend that would be considered an unsafe or unsound banking practice. It is the policy of the Federal Reserve that bank holding companies generally should pay dividends on common stock only out of net income available to common shareholders generated over the past year, and only if prospective earnings retention is consistent with the organization’s current and expected future capital needs, asset quality and overall financial condition. Moreover, bank holding companies are required by statue to be a source of strength to their insured depository institution subsidiaries and should not maintain dividend levels that undermine their ability to do so. On an annual basis, the Company is required to develop and maintain a capital plan, which includes planned dividends over a two-year horizon, and to submit the capital plan to the Federal Reserve for approval. Banks’ Dividend Restrictions In the years ended December 31, 2012 and 2011, Centurion Bank paid dividends from retained earnings to its parent of $2.0 billion and $1.5 billion, respectively, and FSB paid dividends from retained earnings to its parent of $1.5 billion and $0.6 billion, respectively. The Banks are subject to statutory and regulatory limitations on their ability to pay dividends. The total amount of dividends which may be paid at any date, subject to supervisory considerations of the Banks’ regulators, is generally limited to the retained earnings of the respective bank. As of December 31, 2012 and 2011, the Banks’ retained earnings, in the aggregate, available for the payment of dividends were $4.7 billion and $4.6 billion, respectively. In determining the dividends to pay its parent, the Banks must also consider the effects on applicable risk-based capital and leverage ratio requirements, as well as policy statements of the federal regulatory agencies. In addition, the Banks’ banking regulators have authority to limit or prohibit the payment of a dividend by the Banks under a number of circumstances, including, if, in the banking regulator’s opinion, payment of a dividend would constitute an unsafe or unsound banking practice in light of the financial condition of the banking organization.
Retirement Plans [Abstract]
Retirement Plans

Defined Benefit Pension Plans

The Company's significant defined benefit pension plans cover certain employees in the United States and United Kingdom. Most employees outside the United States and United Kingdom are covered by local retirement plans, some of which are funded, while other employees receive payments at the time of retirement or termination under applicable labor laws or agreements. The Company complies with the minimum funding requirements in all countries.

The Company sponsors the U.S. American Express Retirement Plan (the Plan) for eligible employees in the United States. The Plan is a noncontributory defined benefit plan and a tax-qualified retirement plan subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA). The Plan is closed to new entrants and existing participants no longer accrue future benefits. The Company funds retirement costs through a trust and complies with the applicable minimum funding requirements specified by ERISA.

The Plan is a cash balance plan and employees' accrued benefits are based on notional account balances, which are maintained for each individual. Employees' balances are credited daily with interest at a fixed rate. The interest rate varies from a minimum of 5 percent to a maximum equal to the lesser of (i) 10 percent or (ii) the applicable interest rate set forth in the Plan.

The Company also sponsors an unfunded non-qualified plan, the Retirement Restoration Plan (the RRP), for employees compensated above a certain level to supplement their pension benefits that are limited by the Internal Revenue Code. The RRP's terms generally parallel those of the Plan, except that the definitions of compensation and payment options differ.

For each plan, the net funded status is defined by GAAP governing retirement benefits as the difference between the fair value of plan assets and the respective plan's projected benefit obligation.

The net funded status amounts as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

The accumulated benefit obligation in a defined benefit pension plan is the present value of benefits earned to date by plan participants computed based on current compensation levels as contrasted to the projected benefit obligation, which is the present value of benefits earned to date by plan participants based on their expected future compensation at their projected retirement date.

The Company assumes a long-term rate of return on assets on a weighted-average basis. In developing this assumption, management considers expected and historical returns over 5 to 15 years based on the mix of assets in its plans.

The discount rate assumptions are determined using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments based on the plan participants' service to date and their expected future compensation. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Defined Contribution Retirement Plans

The Company sponsors defined contribution retirement plans, the principal plan being the Retirement Savings Plan (RSP), a 401(k) savings plan with a profit-sharing component. The RSP is a tax-qualified retirement plan subject to ERISA and covers most employees in the United States. The RSP held 10 million and 11 million shares of American Express Common Stock as of December 31, 2012 and 2011, respectively, beneficially for employees. The Company matches employee before-tax and/or Roth contributions to the plan up to a maximum of 5 percent of total eligible compensation, subject to the limitations under the Internal Revenue Code (IRC). Additional annual conversion contributions of up to 8 percent of eligible compensation are provided into the RSP for eligible employees. In its sole discretion, the Company may make an annual profit-sharing contribution equal to 0 percent to 5 percent of employees' eligible compensation, and may vary the contribution amount for different groups of employees. Employees need not contribute to the RSP in order to receive a portion of any profit-sharing contribution, but must be employed on the last working day of the calendar year. Company contributions are subject to employees meeting eligibility criteria. The Company also sponsors the RRP, including RSP related accounts, which is an unfunded non-qualified plan for employees whose RSP benefits are limited by the IRC and its terms generally parallel those of the RSP, except that the definitions of compensation and payment options differ. In addition, the RRP was amended effective January 1, 2011 such that the Company matches employee contributions up to a maximum of 5 percent of total eligible compensation in excess of IRC compensation limits only to the extent the employee contributes to the RRP.

The total expense for all defined contribution retirement plans globally was $254 million, $252 million and $217 million in 2012, 2011 and 2010, respectively.

Other Postretirement Benefit Plans

The Company sponsors unfunded other postretirement benefit plans that provide health care and life insurance to certain retired U.S. employees.

The plans are unfunded and the obligations as of December 31, 2012 and 2011 are recognized in other liabilities on the Consolidated Balance Sheets.

The weighted-average discount rate used to determine net periodic benefit cost was 4.4 percent, 4.9 percent and 5.4 percent in 2012, 2011 and 2010, respectively. The discount rate assumption is determined by using a model consisting of bond portfolios that match the cash flows of the plan's projected benefit payments. Use of the rate produced by this model generates a projected benefit obligation that equals the current market value of a portfolio of high-quality zero-coupon bonds whose maturity dates and amounts match the timing and amount of expected future benefit payments.

Commitments and Contingencies [Abstract]
Commitments and contingencies

Legal Contingencies

The Company and its subsidiaries are involved in a number of legal proceedings concerning matters arising out of the conduct of their respective business activities and are periodically subject to governmental and regulatory examinations, information gathering requests, subpoenas, inquiries and investigations (collectively, governmental examinations). As of December 31, 2012, the Company and various of its subsidiaries were named as a defendant or were otherwise involved in numerous legal proceedings and governmental examinations in various jurisdictions, both in and outside the United States. The Company discloses its material legal proceedings and governmental examinations under “Legal Proceedings” in its Annual Report on Form 10-K for the year ended December 31, 2012 (Legal Proceedings).

The Company has recorded liabilities for certain of its outstanding legal proceedings and governmental examinations. A liability is accrued when it is both (a) probable that a loss with respect to the legal proceeding has occurred and (b) the amount of loss can be reasonably estimated. As discussed below, there may be instances in which an exposure to loss exceeds the accrued liability. The Company evaluates, on a quarterly basis, developments in legal proceedings and governmental examinations that could cause an increase or decrease in the amount of the liability that has been previously accrued or a revision to the disclosed estimated range of possible losses, as applicable.

The Company's legal proceedings range from cases brought by a single plaintiff to class actions with hundreds of thousands of putative class members. These legal proceedings, as well as governmental examinations, involve various lines of business of the Company and a variety of claims (including, but not limited to, common law tort, contract, antitrust and consumer protection claims), some of which present novel factual allegations and/or unique legal theories. While some matters pending against the Company specify the damages claimed by the plaintiff, many seek a not-yet-quantified amount of damages or are at very early stages of the legal process. Even when the amount of damages claimed against the Company are stated, the claimed amount may be exaggerated and/or unsupported. As a result, some matters have not yet progressed sufficiently through discovery and/or development of important factual information and legal issues to enable the Company to estimate a range of possible loss.

Other matters have progressed sufficiently through discovery and/or development of important factual information and legal issues so that the Company is able to estimate a range of possible loss. Accordingly, for those legal proceedings and governmental examinations disclosed or referred to in Legal Proceedings where a loss is reasonably possible in future periods, whether in excess of a related accrued liability or where there is no accrued liability, and for which the Company is able to estimate a range of possible loss, the current estimated range is zero to $430 million in excess of any accrued liability related to those matters. This aggregate range represents management's estimate of possible loss with respect to these matters and is based on currently available information. This estimated range of possible loss does not represent the Company's maximum loss exposure. The legal proceedings and governmental examinations underlying the estimated range will change from time to time and actual results may vary significantly from current estimates.

Based on its current knowledge, and taking into consideration its litigation-related liabilities, the Company believes it is not a party to, nor are any of its properties the subject of, any pending legal proceeding or governmental examination that would have a material adverse effect on the Company's consolidated financial condition or liquidity. However, in light of the uncertainties involved in such matters, the ultimate outcome of a particular matter could be material to the Company's operating results for a particular period depending on, among other factors, the size of the loss or liability imposed and the level of the Company's earnings for that period.

Reportable Operating Segments And Geographic Operations [Abstract]
Segment reporting

Reportable Operating Segments

The Company is a leading global payments and travel company that is principally engaged in businesses comprising four reportable operating segments: USCS, ICS, GCS and GNMS.

The Company considers a combination of factors when evaluating the composition of its reportable operating segments, including the results reviewed by the chief operating decision maker, economic characteristics, products and services offered, classes of customers, product distribution channels, geographic considerations (primarily United States versus non-U.S.), and regulatory environment considerations. The following is a brief description of the primary business activities of the Company's four reportable operating segments:

  USCS issues a wide range of card products and services to consumers and small businesses in the United States, and provides consumer travel services to cardmembers and other consumers.
  ICS issues proprietary consumer and small business cards outside the United States.
  GCS offers global corporate payment and travel-related products and services to large and mid-sized companies.
  GNMS operates a global payments network which processes and settles proprietary and non-proprietary card transactions. GNMS acquires merchants and provides point-of-sale products, multi-channel marketing programs and capabilities, services and data, leveraging the Company's global closed-loop network. It provides ATM services and enters into partnership agreements with third-party card issuers and acquirers, licensing the American Express brand and extending the reach of the global network.

Corporate functions and auxiliary businesses, including the Company's publishing business, the Enterprise Growth Group (including Global Payment Options), as well as other Company operations are included in Corporate & Other.

Total Revenues Net of Interest Expense

The Company allocates discount revenue and certain other revenues among segments using a transfer pricing methodology. Segments earn discount revenue based on the volume of merchant business generated by cardmembers. Within the USCS, ICS and GCS segments, discount revenue reflects the issuer component of the overall discount rate; within the GNMS segment, discount revenue reflects the network and merchant component of the overall discount rate. Total interest income and net card fees are directly attributable to the segment in which they are reported.

Provisions for Losses

The provisions for losses are directly attributable to the segment in which they are reported.

Expenses

Marketing, promotion, rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred, with the exception of brand advertising, which is reflected in the GNMS segment. Rewards and cardmember services expenses are reflected in each segment based on actual expenses incurred within each segment. Salaries and employee benefits and other operating expenses reflect expenses such as professional services, occupancy and equipment and communications incurred directly within each segment. In addition, expenses related to the Company's support services, such as technology costs, are allocated to each segment based on support service activities directly attributable to the segment.

Other overhead expenses, such as staff group support functions, are allocated from Corporate & Other to the other segments based on each segment's relative level of pretax income. Financing requirements are managed on a consolidated basis. Funding costs are allocated based on segment funding requirements.

Capital

Each business segment is allocated capital based on established business model operating requirements, risk measures and regulatory capital requirements. Business model operating requirements include capital needed to support operations and specific balance sheet items. The risk measures include considerations for credit, market and operational risk.

Income Taxes

An income tax provision (benefit) is allocated to each business segment based on the effective tax rates applicable to various businesses that make up the segment.

Acquisitions (Tables)	12 Months Ended
Dec. 31, 2012
Acquisitions Tables [Abstract]
Assets acquired and liabilities assumed for acquisitions

The following table summarizes the assets acquired and liabilities assumed for these acquisitions as of the acquisition dates:

	Loyalty		Revolution
(Millions)	Partner(a)	Accertify	Money(b)
Goodwill	$539	$132	$184
Definite-lived intangible assets	295	15	119
Other assets	208	10	7
Total assets	1,042	157	310
Total liabilities (including NCI)	426	6	5
Net assets acquired	$616	$151	$305
Reportable operating segment	ICS	GNMS

  The final purchase price allocation was completed in 2012. The above amounts do not differ significantly from the estimates at the acquisition date.
  Included in Corporate & Other.

Fair Values (Tables)	12 Months Ended
Dec. 31, 2012
Fair Values (Tables) [Abstract]
Fair value assets and liabilities measured on recurring basis

The following table summarizes the Company's financial assets and financial liabilities measured at fair value on a recurring basis, categorized by GAAP's valuation hierarchy (as described in the preceding paragraphs), as of December 31:

	2012					2011
(Millions)	Total	Level 1		Level 2		Total	Level 1		Level 2
Assets:
Investment securities:(a)
Equity securities	$296		$296	$	―	$360		$360	$	―
Debt securities and other(b)	5,318		338		4,980	6,787		340		6,447
Derivatives(a)	942		―		942	1,516		―		1,516
Total assets	$6,556		$634		$5,922	$8,663		$700		$7,963
Liabilities:
Derivatives(a)	$329	$	―		$329	$108	$	―		$108
Total liabilities	$329	$	―		$329	$108	$	―		$108

  Refer to Note 6 for the fair values of investment securities and to Note 12 for the fair values of derivative assets and liabilities, both on a further disaggregated basis.
  The Level 1 amounts represent the Company's holdings of U.S. Government treasury obligations.

Estimated fair value of financial assets and financial liabilities

The following table discloses the estimated fair value for the Company's financial assets and financial liabilities that are not required to be carried at fair value on a recurring basis, as of December 31, 2012 and 2011:

	Carrying	Corresponding Fair Value Amount
2012 (Billions)	Value	Total			Level 1		Level 2			Level 3
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$22	$22			$21		$1	(a)	$	―
Other financial assets(b)	$47	$47		$	―		$47		$	―
Financial assets carried at other than fair value
Loans, net	$64	$65	(c)	$	―	$	―			$65

Financial Liabilities:
Financial liabilities for which carrying values equal or
approximate fair value	$55	$55		$	―		$55		$	―
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$10	$10		$	―		$10		$	―
Long-term debt	$59	$62	(c)	$	―		$62		$	―

	Carrying	Fair
2011 (Billions)	Value	Value
Financial Assets:
Financial assets for which carrying values equal or
approximate fair value
Cash and cash equivalents	$25	$25
Other financial assets(b)	$45	$45
Financial assets carried at other than fair value
Loans, net	$61	$62	(c)

Financial Liabilities:
Financial liabilities for which carrying values equal or	$51	$51
approximate fair value
Financial liabilities carried at other than fair value
Certificates of deposit(d)	$12	$12
Long-term debt	$59	$62	(c)

  Reflects time deposits.
  Includes accounts receivables (including fair values of cardmember receivables of $8.0 billion held by consolidated VIEs as of December 31, 2012 and 2011, respectively), restricted cash and other miscellaneous assets.
  Includes fair values of loans of $32.4 billion and $33.3 billion, respectively, and long-term debt of $19.5 billion and $21.1 billion, respectively, held by consolidated VIEs as of December 31, 2012 and 2011.
  Presented as a component of customer deposits on the Consolidated Balance Sheets.

Accounts Receivable and Loans (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable and Loans (Tables) [Abstract]
Cardmember receivables segment detail

Accounts receivable as of December 31, 2012 and 2011 were as follows:

(Millions)	2012	2011
U.S. Card Services(a)	$21,124	$20,645
International Card Services	7,778	7,222
Global Commercial Services(b)	13,671	12,829
Global Network & Merchant Services(c)	193	194
Cardmember receivables(d)	42,766	40,890
Less: Reserve for losses	428	438
Cardmember receivables, net	$42,338	$40,452
Other receivables, net(e)	$3,576	$3,657

  Includes $7.5 billion of gross cardmember receivables available to settle obligations of a consolidated VIE as of both December 31, 2012 and 2011.
  Includes $476 million and $459 million of gross cardmember receivables available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively. Also includes $913 million and $563 million due from airlines, of which Delta Air Lines (Delta) comprises $676 million and $340 million as of December 31, 2012 and 2011, respectively.
  Includes receivables primarily related to the Company's International Currency Card portfolios.
  Includes approximately $12.9 billion and $12.8 billion of cardmember receivables outside the United States as of December 31, 2012 and 2011, respectively.
  Other receivables primarily represent amounts related to (i) purchased joint venture receivables, (ii) certain merchants for billed discount revenue, (iii) the Company's travel customers and suppliers, and (iv) other receivables due to the Company in the ordinary course of business. As of December 31, 2011, other receivables also included investments that matured on December 31, 2011, but which did not settle until January 3, 2012. Other receivables are presented net of reserves for losses of $86 million and $102 million as of December 31, 2012 and 2011, respectively.

Cardmember loans segment detail

Loans as of December 31, 2012 and 2011 consisted of:

(Millions)	2012	2011
U.S. Card Services(a)	$55,953	$53,686
International Card Services	9,236	8,901
Global Commercial Services	40	34
Cardmember loans	65,229	62,621
Less: Reserve for losses	1,471	1,874
Cardmember loans, net	$63,758	$60,747
Other loans, net(b)	$551	$419

  Includes approximately $32.7 billion and $33.8 billion of gross cardmember loans available to settle obligations of a consolidated VIE as of December 31, 2012 and 2011, respectively.
  Other loans primarily represent loans to merchants and a store card loan portfolio whose billed business is not processed on the Company's network. Other loans are presented net of reserves for losses of $20 million and $18 million as of December 31, 2012 and 2011, respectively.

Aging of cardmember loans and receivables

The following table represents the aging of cardmember loans and receivables as of December 31, 2012 and 2011:

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2012 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$55,281	$200	$147	$325	$55,953
International Card
Services	9,099	47	30	60	9,236
Cardmember
Receivables:
U.S. Card Services	$20,748	$116	$76	$184	$21,124
International Card
Services(a)	(b)	(b)	(b)	74	7,778
Global Commercial
Services(a)	(b)	(b)	(b)	112	13,671

		30-59	60-89	90+
		Days	Days	Days
		Past	Past	Past
2011 (Millions)	Current	Due	Due	Due	Total
Cardmember
Loans:
U.S. Card Services	$52,930	$218	$165	$373	$53,686
International Card
Services	8,748	52	32	69	8,901
Cardmember
Receivables:
U.S. Card Services	$20,246	$122	$81	$196	$20,645
International Card
Services(a)	(b)	(b)	(b)	63	7,222
Global Commercial
Services(a)	(b)	(b)	(b)	109	12,829

  For cardmember receivables in International Card Services (ICS) and Global Commercial Services (GCS), delinquency data is tracked based on days past billing status rather than days past due. A cardmember account is considered 90 days past billing if payment has not been received within 90 days of the cardmember's billing statement date. In addition, if the Company initiates collection procedures on an account prior to the account becoming 90 days past billing the associated cardmember receivable balance is considered as 90 days past billing. These amounts are shown above as 90+ Days Past Due for presentation purposes.
  Historically, data for periods prior to 90 days past billing are not available due to financial reporting system constraints. Therefore, it has not been relied upon for risk management purposes. The balances that are current to 89 days past due can be derived as the difference between the Total and the 90+ Days Past Due balances.

Credit quality indicators for loans and receivables

The following tables present the key credit quality indicators as of or for the years ended December 31:

	2012			2011
	Net Write-Off Rate			Net Write-Off Rate
			30 Days			30 Days
		Principal,	Past Due		Principal,	Past Due
	Principal	Interest, &	as a % of	Principal	Interest, &	as a % of
	Only (a)	Fees (a)	Total	Only (a)	Fees (a)	Total
Cardmember Loans:
U.S. Card Services	2.1%	2.3%	1.2%	2.9%	3.2%	1.4%
International Card Services	1.9%	2.4%	1.5%	2.7%	3.3%	1.7%
Cardmember Receivables:
U.S. Card Services	1.9%	2.1%	1.8%	1.7%	1.9%	1.9%

			2012		2011
			Net Loss		Net Loss
			Ratio as	90 Days	Ratio as	90 Days
			a % of	Past Billing	a % of	Past Billing
			Charge	as a % of	Charge	as a % of
			Volume	Receivables	Volume	Receivables
Cardmember Receivables:
International Card Services			0.16%	0.9%	0.15%	0.9%
Global Commercial Services			0.06%	0.8%	0.06%	0.8%

  The Company presents a net write-off rate based on principal losses only (i.e., excluding interest and/or fees) to be consistent with industry convention. In addition, because the Company's practice is to include uncollectible interest and/or fees as part of its total provision for losses, a net write-off rate including principal, interest and/or fees is also presented.

Impaired cardmember loans and receivables

The following table provides additional information with respect to the Company's impaired cardmember loans and receivables, which are not significant for ICS and GCS, as of December 31:

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2012 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$73		$426		$627		$1,126	$1,073		$152
International Card Services	59		5		6		70	69		1
Cardmember Receivables:
U.S. Card Services	―		―		117		117	111		91
Total	$132		$431		$750		$1,313	$1,253		$244

	Loans over
	90 Days				Loans &		Total
	Past Due		Non-		Receivables		Impaired	Unpaid
	& Accruing		Accrual		Modified		Loans &	Principal		Allowance
2011 (Millions)	Interest	(a)	Loans	(b)	as a TDR	(c)	Receivables	Balance	(d)	for TDRs	(e)
Cardmember Loans:
U.S. Card Services	$64		$529		$736		$1,329	$1,268		$174
International Card Services	67		6		8		81	80		2
Cardmember Receivables:
U.S. Card Services	―		―		174		174	165		118
Total	$131		$535		$918		$1,584	$1,513		$294

  The Company's policy is generally to accrue interest through the date of write-off (at 180 days past due). The Company establishes reserves for interest that the Company believes will not be collected. Excludes loans modified as a TDR.
  Non-accrual loans not in modification programs include certain cardmember loans placed with outside collection agencies for which the Company has ceased accruing interest. The Company's policy is generally not to resume the accrual of interest on these loans. Payments received are applied against the recorded loan balance. Interest income is recognized on a cash basis for any payments received after the loan balance has been paid in full. Excludes loans modified as a TDR.
  Total loans and receivables modified as a TDR includes $320 million and $410 million that are non-accrual and $6 million and $4 million that are past due 90 days and still accruing interest as of December 31, 2012 and 2011, respectively.
  Unpaid principal balance consists of cardmember charges billed and excludes other amounts charged directly by the Company such as interest and fees.
  Represents the reserve for losses for TDRs, which are evaluated separately for impairment. The Company records a reserve for losses for all impaired loans. Refer to Cardmember Loans Evaluated Separately and Collectively for Impairment in Note 5 for further discussion of the reserve for losses on loans over 90 days past due and accruing interest and non-accrual loans, which are evaluated collectively for impairment.

Interest income recognized and average balance of impaired cardmember loans and receivables

The following table provides information with respect to the Company's interest income recognized and average balances of impaired cardmember loans and receivables, which are not significant for ICS and GCS, for the years ended December 31:

	2012
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$60	$1,221
International Card Services	16	75
Cardmember Receivables:
U.S. Card Services	―	135
Total	$76	$1,431

	2011
	Interest
	Income	Average
(Millions)	Recognized	Balance
Cardmember Loans:
U.S. Card Services	$67	$1,498
International Card Services	26	98
Cardmember Receivables:
U.S. Card Services	―	145
Total	$93	$1,741

Troubled debt restructurings

The following table provides additional information with respect to the cardmember loans and receivables modified as TDRs, which are not significant for ICS, for the years ended December 31:

		Aggregated	Aggregated
		Pre-	Post-
2012		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	106	$779	$762
U.S. Card Services ―
Cardmember Receivables	37	425	418
Total(b)	143	$1,204	$1,180

		Aggregated	Aggregated
		Pre-	Post-
2011		Modification	Modification
(Accounts in thousands,	Number of	Outstanding	Outstanding
Dollars in millions)	Accounts	Balances(a)	Balances(a)
Troubled Debt
Restructurings:
U.S. Card Services ―
Cardmember Loans	147	$1,110	$1,064
U.S. Card Services ―
Cardmember Receivables	50	402	388
Total(b)	197	$1,512	$1,452

  Includes principal and accrued interest.
  The difference between the pre- and post-modification outstanding balances is attributable to amounts charged off for cardmember loans and receivables being resolved through the Company's short-term settlement programs.

Troubled debt restructurings that subsequently defaulted

The following table provides information for the years ended December 31, 2012 and 2011, with respect to the cardmember loans and receivables modified as TDRs that subsequently defaulted within 12 months of modification. A cardmember will default from a modification program after one and up to three consecutive missed payments, depending on the terms of the modification program. The defaulted ICS cardmember loan modifications were not significant.

		Aggregated
2012		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	23	$182
U.S. Card Services ―
Cardmember Receivables	1	37
Total	24	$219

		Aggregated
2011		Outstanding
(Accounts in thousands,	Number of	Balances
Dollars in millions)	Accounts	Upon Default(a)
Troubled Debt Restructurings
That Subsequently Defaulted:
U.S. Card Services ―
Cardmember Loans	46	$343
U.S. Card Services ―
Cardmember Receivables	6	45
Total	52	$388

  The outstanding balance includes principal and accrued interest.

Reserves For Losses (Tables)	12 Months Ended
Dec. 31, 2012
Reserves For Losses Tables [Abstract]
Changes in the cardmember receivable reserve for losses

The following table presents changes in the cardmember receivables reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$438	$386	$546
Additions:
Provisions(a)	601	603	439
Other(b)	141	167	156
Total provision	742	770	595
Deductions:
Net write-offs(c)	(640)	(560)	(598)
Other(d)	(112)	(158)	(157)
Balance, December 31	$428	$438	$386

  Provisions for principal (resulting from authorized transactions) and fee reserve components.
  Provisions for unauthorized transactions.
  Consists of principal (resulting from authorized transactions) and fee components, less recoveries of $383 million, $349 million and $357 million for 2012, 2011 and 2010, respectively.
  Includes net write-offs resulting from unauthorized transactions of $(141) million, $(161) million and $(148) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $2 million, $(2) million and $1 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $18 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $9 million, $5 million and $(10) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember receivables and related reserves evaluated separately and collectively for impairment

The following table presents cardmember receivables evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember receivables evaluated
individually for impairment(a)	$117	$174	$114
Related reserves(a)	$91	$118	$63
Cardmember receivables evaluated
collectively for impairment	$42,649	$40,716	$37,152
Related reserves	$337	$320	$323

  Represents receivables modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.

Changes in the cardmember loans reserve for losses

The following table presents changes in the cardmember loans reserve for losses for the years ended December 31:

(Millions)	2012	2011	2010
Balance, January 1	$1,874	$3,646	$3,268
Reserves established for
consolidation of a variable
interest entity(a)	―	―	2,531
Total adjusted balance, January 1	1,874	3,646	5,799
Additions:
Provisions(b)	1,031	145	1,445
Other(c)	118	108	82
Total provision	1,149	253	1,527
Deductions:
Net write-offs
Principal(d)	(1,280)	(1,720)	(3,260)
Interest and fees(d)	(157)	(201)	(359)
Other(e)	(115)	(104)	(61)
Balance, December 31	$1,471	$1,874	$3,646

  Represents the establishment of cardmember reserves for losses for cardmember loans issued by the American Express Credit Account Master Trust (the Lending Trust) for the securitized loan portfolio that was consolidated under accounting guidance for consolidation of VIEs effective January 1, 2010. The establishment of the $2.5 billion reserve for losses for the securitized loan portfolio was determined by applying the same methodology as is used for the Company's unsecuritized loan portfolio. There was no incremental reserve required nor were any charge-offs recorded in conjunction with the consolidation of the Lending Trust.
  Provisions for principal (resulting from authorized transactions), interest and fee reserves components.
  Provisions for unauthorized transactions.
  Consists of principal write-offs (resulting from authorized transactions), less recoveries of $493 million, $578 million and $568 million for the years ended December 2012, 2011 and 2010, respectively. Recoveries of interest and fees were de minimis.
  Includes net write-offs resulting from unauthorized transactions of $(116) million, $(103) million and $(78) million for the years ended December 31, 2012, 2011 and 2010, respectively; foreign currency translation adjustments of $7 million, $(2) million and $23 million for the years ended December 31, 2012, 2011 and 2010, respectively; cardmember bankruptcy reserves of $4 million, nil and nil for the years ended December 31, 2012, 2011 and 2010, respectively; and other items of $(10) million, $1 million and $(6) million for the years ended December 31, 2012, 2011 and 2010, respectively. Cardmember bankruptcy reserves were classified as other liabilities in prior periods.

Cardmember loans and related reserves evaluated separately and collectively for impairment

The following table presents cardmember loans evaluated individually and collectively for impairment and related reserves as of December 31:

(Millions)	2012	2011	2010
Cardmember loans evaluated
individually for impairment(a)	$633	$744	$1,087
Related reserves(a)	$153	$176	$279
Cardmember loans evaluated
collectively for impairment(b)	$64,596	$61,877	$59,763
Related reserves(b)	$1,318	$1,698	$3,367

  Represents loans modified in a TDR and related reserves. Refer to the Impaired Loans and Receivables discussion in Note 4 for further information.
  Represents current loans and loans less than 90 days past due, loans over 90 days past due and accruing interest, and non-accrual loans and related reserves. The reserves include the results of analytical models that are specific to individual pools of loans and reserves for external environmental factors that apply to loans in geographic markets that are collectively evaluated for impairment and are not specific to any individual pool of loans.

Investment Securities (Tables)	12 Months Ended
Dec. 31, 2012
Investment Securities (Tables) [Abstract]
Schedule of Available for Sale Securities by Type

The following is a summary of investment securities as of December 31:

	2012				2011
		Gross	Gross	Estimated		Gross	Gross	Estimated
		Unrealized	Unrealized	Fair		Unrealized	Unrealized	Fair
Description of Securities (Millions)	Cost	Gains	Losses	Value	Cost	Gains	Losses	Value
State and municipal obligations	$4,280	$199	$(5)	$4,474	$4,968	$103	$(72)	$4,999
U.S. Government agency obligations	3	―	―	3	352	2	―	354
U.S. Government treasury obligations	330	8	―	338	330	10	―	340
Corporate debt securities(a)	73	6	―	79	626	9	(3)	632
Mortgage-backed securities(b)	210	14	―	224	261	17	―	278
Equity securities(c)	64	232	―	296	95	265	―	360
Foreign government bonds and obligations	134	15	―	149	120	10	―	130
Other(d)	51	―	―	51	54	―	―	54
Total	$5,145	$474	$(5)	$5,614	$6,806	$416	$(75)	$7,147

  The December 31, 2012 and 2011 balances include, on a cost basis, nil and $600 million, respectively, of corporate debt obligations issued under the Temporary Liquidity Guarantee Program (TLGP) that are guaranteed by the Federal Deposit Insurance Corporation (FDIC).
  Represents mortgage-backed securities guaranteed by Fannie Mae, Freddie Mac or Ginnie Mae.
  Primarily represents the Company's investment in the Industrial and Commercial Bank of China (ICBC).
  Other comprises investments in various mutual funds.

Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value

The following table provides information about the Company's investment securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position as of December 31:

	2012				2011
	Less than 12 months		12 months or more		Less than 12 months		12 months or more
		Gross		Gross		Gross		Gross
	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized	Estimated	Unrealized
Description of Securities (Millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
State and municipal obligations	$100	$(1)	$73	$(4)	$ ―	$ ―	$1,094	$(72)
Corporate debt securities	―	―	―	―	15	(2)	2	(1)
Total	$100	$(1)	$73	$(4)	$15	$(2)	$1,096	$(73)

Available for Sale Securities Ratio of Fair Value to Amortized Cost

The following table summarizes the gross unrealized losses due to temporary impairments by ratio of fair value to amortized cost as of December 31:

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
Ratio of Fair Value to	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized	Number of	Estimated	Unrealized
Amortized Cost (Dollars in millions)	Securities	Fair Value	Losses	Securities	Fair Value	Losses	Securities	Fair Value	Losses
2012:
90%–100%	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
Total as of December 31, 2012	46	$100	$(1)	4	$73	$(4)	50	$173	$(5)
2011:
90%–100%	―	$ ―	$ ―	114	$884	$(35)	114	$884	$(35)
Less than 90%	1	15	(2)	22	212	(38)	23	227	(40)
Total as of December 31, 2011	1	$15	$(2)	136	$1,096	$(73)	137	$1,111	$(75)

Gross realized gains and losses on the sales of investment securities

Gross realized gains and losses on the sales of investment securities, included in other non-interest revenues, were as follows:

(Millions)	2012	2011	2010
Gains	$127	$16	$1
Losses	(1)	―	(6)
Total	$126	$16	$(5)

Contractual maturities of investment securities

Contractual maturities of investment securities, excluding equity securities and other securities, as of December 31, 2012 were as follows:

		Estimated
(Millions)	Cost	Fair Value
Due within 1 year	$318	$319
Due after 1 year but within 5 years	255	264
Due after 5 years but within 10 years	204	220
Due after 10 years	4,253	4,464
Total	$5,030	$5,267

Other Assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Assets Tables [Abstract]
Other assets

The following is a summary of other assets as of December 31:

(Millions)	2012	2011
Goodwill	$3,181	$3,172
Deferred tax assets, net(a)	2,458	2,875
Prepaid expenses(b)	1,960	2,378
Other intangible assets, at amortized cost	993	1,149
Derivative assets(a)	593	915
Restricted cash(c)	568	584
Other	1,665	1,582
Total	$11,418	$12,655

  Refer to Notes 17 and 12 for a discussion of deferred tax assets, net, and derivative assets, respectively, as of December 31, 2012 and 2011. Derivative assets reflect the impact of master netting agreements.
  Includes prepaid miles and reward points acquired primarily from airline partners of approximately $1.4 billion and $1.8 billion, as of December 31, 2012 and 2011, respectively, including approximately $1.1 billion and $1.5 billion, respectively, from Delta.
  Includes restricted cash of approximately $76 million and $207 million, respectively, as of December 31, 2012 and 2011, which is primarily held for coupon and certain asset-backed securitization maturities.

Changes in carrying amount of goodwill

The changes in the carrying amount of goodwill reported in the Company's reportable operating segments and Corporate & Other were as follows:

					Corporate &
(Millions)	USCS	ICS	GCS	GNMS	Other	Total
Balance as of January 1, 2011	$175	$511	$1,544	$159	$250	$2,639
Acquisitions(a)	―	538	―	1	20	559
Dispositions	―	―	(1)	―	―	(1)
Other, including foreign currency translation	―	(26)	―	―	1	(25)
Balance as of December 31, 2011	$175	$1,023	$1,543	$160	$271	$3,172
Acquisitions	―	1	―	―	―	1
Dispositions	―	(2)	(1)	―	―	(3)
Other, including foreign currency translation	―	9	2	―	―	11
Balance as of December 31, 2012	$175	$1,031	$1,544	$160	$271	$3,181

  Primarily comprised of the acquisition of Loyalty Partner in 2011. Refer to Note 2 for further discussion.

Components of other intangible assets

The components of other intangible assets were as follows:

	2012			2011
(Millions)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships(a)	$1,238	$(526)	$712	$1,223	$(407)	$816
Other	428	(147)	281	445	(112)	333
Total	$1,666	$(673)	$993	$1,668	$(519)	$1,149

  Includes net intangibles acquired from airline partners of $358 million and $410 million as of December 31, 2012 and 2011, respectively, including approximately $156 million and $195 million, respectively, from Delta.

Estimated amortization expense for other intangible assets	Estimated amortization expense for other intangible assets over the next five years is as follows:
(Millions)	2013	2014	2015	2016	2017
Estimated amortization expense	$200	$170	$151	$126	$75

Customer Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Customer Deposits (Tables) [Abstract]
Deposits By Component Alternative

As of December 31, customer deposits were categorized as interest-bearing or non-interest-bearing deposits as follows

(Millions)	2012	2011
U.S.:
Interest-bearing	$39,649	$37,271
Non-interest-bearing	10	4
Non-U.S.:
Interest-bearing	135	612
Non-interest-bearing	9	11
Total customer deposits	$39,803	$37,898

Deposits By Type

Customer deposits were aggregated by deposit type offered by the Company as of December 31 as follows:

(Millions)	2012	2011
U.S. retail deposits:
Savings accounts – Direct	$18,713	$14,649
Certificates of deposit:
Direct	725	893
Third-party	8,851	10,781
Sweep accounts – Third-party	11,360	10,948
Other deposits	154	627
Total customer deposits	$39,803	$37,898

Time Deposits By Maturity

The scheduled maturities of certificates of deposit as of December 31, 2012 were as follows:

(Millions)	U.S.	Non-U.S.	Total
2013	$4,958	$1	$4,959
2014	2,613	―	2,613
2015	725	―	725
2016	739	―	739
2017	351	―	351
After 5 years	190	―	190
Total	$9,576	$1	$9,577

Time Deposits $100,000 Or More	As of December 31, certificates of deposit in denominations of $100,000 or more were as follows:
(Millions)	2012	2011
U.S.	$475	$580
Non-U.S.	1	304
Total	$476	$884

Debt (Tables)	12 Months Ended
Dec. 31, 2012
Debt (Tables) [Abstract]
Short-term borrowings

The Company's short-term borrowings outstanding, defined as borrowings with original maturities of less than one year, as of December 31 were as follows:

	2012				2011
(Millions, except percentages)	Outstanding Balance		Year-End Stated Rate on Debt	(a)(b)	Outstanding Balance	Year-End Stated Rate on Debt	(a)(b)
Commercial paper	$	―	―	%	$608	0.03%
Other short-term borrowings(c)		3,314	1.46%		3,729	1.32%
Total		$3,314	1.46%		$4,337	1.14%

  For floating-rate debt issuances, the stated interest rates are based on the floating rates in effect as of December 31, 2012 and 2011, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented if swaps are in place to hedge the underlying debt. There were no swaps in place as of December 31, 2012 and 2011.
  Includes interest-bearing overdrafts with banks of $615 million and $821 million as of December 31, 2012 and 2011, respectively. In addition, balances include certain book overdrafts (i.e., primarily timing differences arising in the ordinary course of business), short-term borrowings from banks, as well as interest-bearing amounts due to merchants in accordance with merchant service agreements.

Long-term debt

The Company's long-term debt outstanding, defined as debt with original maturities of one year or greater, as of December 31 was as follows:

	2012						2011
(Millions, except percentages)	Maturity Dates	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)	Outstanding Balance	(a)	Year-End Stated Rate on Debt (b)	Year-End Effective Interest Rate with Swaps	(b)(c)
American Express Company
(Parent Company only)
Fixed Rate Senior Notes	2013-2042	$8,848		5.78%	4.95%		$9,364		6.90%	6.06%
Subordinated Debentures(d)	2036	749		6.80%	―		749		6.80%	―
American Express Credit Corporation
Fixed Rate Senior Notes	2013-2017	17,163		4.20%	2.39%		14,188		4.78%	2.80%
Floating Rate Senior Notes	2013-2015	2,203		1.59%	―		2,444		1.24%	―
Borrowings under Bank Credit Facilities	2014-2016	4,672		4.87%	―		4,579		6.38%	6.27%
American Express Centurion Bank
Fixed Rate Senior Notes	2015-2017	2,120		4.12%	3.32%		2,149		5.83%	3.32%
Floating Rate Senior Notes	2015	550		0.76%	―		400		0.43%	―
American Express Bank, FSB
Fixed Rate Senior Notes	2013-2017	2,764		5.68%	3.68%		3,581		5.65%	3.11%
Floating Rate Senior Notes	2017	300		0.51%	―		1,100		0.47%	―
American Express Charge Trust
Floating Rate Senior Notes	2014	3,000		0.49%	―		4,488		0.52%	―
Floating Rate Subordinated Notes		―		―	―		72		0.75%	―
American Express Lending Trust
Fixed Rate Senior Notes	2015	2,100		0.65%	―		―		―	―
Floating Rate Senior Notes	2013-2018	12,810		0.90%	―		15,065		0.95%	―
Fixed Rate Subordinated Notes	2015	300		1.08%	―		―		―	―
Floating Rate Subordinated Notes	2013-2018	1,091		0.93%	―		1,245		0.85%	―
Other
Fixed Rate Instruments(e)	2014-2022	123		5.94%	―		123		5.74%	―
Floating Rate Borrowings	2014-2015	292		0.65%	―		129		0.66%	―
Unamortized Underwriting Fees		(112)					(106)
Total Long-Term Debt		$58,973		3.04%			$59,570		3.69%

  The outstanding balances include (i) unamortized discount and premium, (ii) the impact of movements in exchange rates on foreign currency denominated debt and (iii) the impact of fair value hedge accounting on certain fixed-rate notes that have been swapped to floating rate through the use of interest rate swaps. Under fair value hedge accounting, the outstanding balances on these fixed-rate notes are adjusted to reflect the impact of changes in fair value due to changes in interest rates. Refer to Note 12 for more details on the Company's treatment of fair value hedges.
  For floating-rate debt issuances, the stated and effective interest rates are based on the floating rates in effect as of December 31, 2012 and 2011, respectively. These rates may not be indicative of future interest rates.
  Effective interest rates are only presented when swaps are in place to hedge the underlying debt.
  The maturity date will automatically be extended to September 1, 2066, except in the case of either (i) a prior redemption or (ii) a default. See further discussion on this page.
  Includes $118 million and $123 million as of December 31, 2012 and 2011, respectively, related to capitalized lease transactions.

Aggregate annual maturities on long-term debt obligations

Aggregate annual maturities on long-term debt obligations (based on final maturity dates) as of December 31, 2012 were as follows:

(Millions)	2013	2014	2015		2016	2017	Thereafter	Total
American Express Company (Parent Company only)	$1,000	$1,250	$	―	$600	$1,500	$5,939	$10,289
American Express Credit Corporation	4,859	6,550		5,227	5,501	1,500	―	23,637
American Express Centurion Bank	―	―		1,305	―	1,300	2	2,607
American Express Bank, FSB	1,750	―		―	―	1,300	―	3,050
American Express Charge Trust	―	3,000		―	―	―	―	3,000
American Express Lending Trust	4,056	4,000		5,423	―	1,623	1,200	16,302
Other	―	201		175	―	―	38	414
	$11,665	$15,001		$12,130	$6,101	$7,223	$7,179	59,299
Unamortized Underwriting Fees								(112)
Unamortized Discount and Premium								(17)
Impacts due to Debt Exchange								(977)
Impacts due to Fair Value Hedge Accounting								780
Total Long-Term Debt								$58,973

Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Other Liabilities, Unclassified [Abstract]
Summary of other liabilities

The following is a summary of other liabilities as of December 31:

(Millions)	2012	2011
Membership Rewards liability	$5,832	$5,066
Employee-related liabilities(a)	2,224	2,192
Rebate and reward accruals(b)	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other(c)	5,604	4,792
Total	$17,557	$17,157

  Employee-related liabilities include employee benefit plan obligations and incentive compensation.
  Rebate and reward accruals include payments to third-party card-issuing partners and cash-back reward costs.
  Other includes accruals for general operating expenses, client incentives, restructuring and reengineering reserves, advertising and promotion and derivatives.

Carrying amount of deferred charge card and other fees

The carrying amount of deferred card and other fees, net of deferred direct acquisition costs and reserves for membership cancellations as of December 31 were as follows:

(Millions)	2012	2011
Deferred card and other fees(a)	$1,566	$1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Deferred card fees and other, net of direct
acquisition costs and reserves	$1,286	$1,063

  Includes deferred fees for Membership Rewards program participants.

Derivatives and Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Derivatives and Hedging Activities (Tables) [Abstract]
Schedule of derivative instruments in statement of financial position, fair value

The following table summarizes the total fair value, excluding interest accruals, of derivative assets and liabilities as of December 31:

	Other Assets			Other Liabilities
	Fair Value			Fair Value
(Millions)	2012		2011	2012		2011
Derivatives designated as hedging instruments:
Interest rate contracts
Fair value hedges		$824	$999	$	―	$	―
Cash flow hedges		―	―		―		1
Total return contract
Fair value hedge		―	13		19		―
Foreign exchange contracts
Net investment hedges		43	344		150		54
Total derivatives designated as hedging instruments		$867	$1,356		$169		$55
Derivatives not designated as hedging instruments:
Interest rate contracts	$	―	$1	$	―	$	―
Foreign exchange contracts, including certain embedded derivatives(a)		75	159		158		50
Equity-linked embedded derivative(b)		―	―		2		3
Total derivatives not designated as hedging instruments		75	160		160		53
Total derivatives, gross		$942	$1,516		$329		$108
Cash collateral netting(c)		(326)	(587)		(21)		―
Derivative asset and derivative liability netting(c)		(23)	(14)		(23)		(14)
Total derivatives, net		$593	$915		$285		$94

  Includes foreign currency derivatives embedded in certain operating agreements.
  Represents an equity-linked derivative embedded in one of the Company's investment securities.
  As permitted under GAAP, balances represent the netting of cash collateral received and posted under credit support agreements, and the netting of derivative assets and derivative liabilities under master netting agreements. Additionally, the Company received noncash collateral in the form of security interest in U.S. Treasury securities with a fair value of $335 million as of December 31, 2012, none of which was sold or repledged. Such noncash collateral effectively reduces the Company's risk exposure.

Effect of fair value hedges on results of operations

The following table summarizes the impact on the Consolidated Statements of Income associated with the Company's hedges of its fixed-rate long-term debt and its investment in ICBC for the years ended December 31:

	Gains (losses) recognized in income
(Millions)	Derivative contract					Hedged item					Net hedge
	Income Statement	Amount				Income Statement	Amount				ineffectiveness
Derivative relationship	Line Item	2012	2011	2010		Line Item	2012	2011		2010	2012	2011	2010
Interest rate contracts	Other, net expenses	$(178)	$128		$246	Other, net expenses	$132	$(102)		$(233)	$(46)	$26		$13
Total return contract	Other non-interest					Other non-interest
	revenues	$(53)	$100	$	―	revenues	$54	$(112)	$	―	$1	$(12)	$	―

Impact of cash flow hedges and investment hedges on results of operations

The following table summarizes the impact of cash flow hedges and net investment hedges on the Consolidated Statements of Income for the years ended December 31:

	Gains (losses) recognized in income
		Amount reclassified
		from AOCI into						Net hedge
		income						ineffectiveness
Description (Millions)	Income Statement Line Item	2012		2011		2010	Income Statement Line Item	2012		2011		2010
Cash flow hedges:(a)
Interest rate contracts	Interest expense		$(1)		$(13)	$(36)	Other, net expenses	$	―	$	―	$	―
Net investment hedges:
Foreign exchange
contracts	Other, net expenses	$	―	$	―	$2	Other, net expenses	$	―		$(3)		$(3)

  During the years ended December 31, 2012, 2011 and 2010, there were no forecasted transactions that were considered no longer probable to occur.

Derivative instruments gain loss recognized in income

The following table summarizes the impact on pretax earnings of derivatives not designated as hedges, as reported on the Consolidated Statements of Income for the years ended December 31:

	Pretax gains (losses)
		Amount
Description (Millions)	Income Statement Line Item	2012	2011	2010
Interest rate contracts	Other, net expenses	$(1)	$3	$(8)
Foreign exchange contracts(a)	Interest and dividends on investment securities	―	9	4
	Interest expense on short-term borrowings	―	3	7
	Interest expense on long-term debt and other	(1)	130	93
	Other, net expenses	(56)	51	(3)
Equity-linked contract	Other non-interest revenues	2	―	(6)
Total		$(56)	$196	$87

  Foreign exchange contracts include embedded foreign currency derivatives. Gains (losses) on these embedded derivatives are included in other expenses.

Guarantees (Tables)	12 Months Ended
Dec. 31, 2012
Guarantees (Tables) [Abstract]
Information related to guarantees

The following table provides information related to such guarantees as of December 31:

	Maximum potential
	undiscounted future
	payments(a)		Related liability(b)
	(Billions)		(Millions)
Type of Guarantee	2012	2011	2012	2011
Card and travel operations(c)	$44	$51	$93	$96
Other(d)	1	1	93	98
Total	$45	$52	$186	$194

  Represents the notional amounts that could be lost under the guarantees and indemnifications if there were a total default by the guaranteed parties. The Merchant Protection guarantee is calculated using management's best estimate of maximum exposure based on all eligible claims as measured against annual billed business volumes. The Company mitigates this risk by withholding settlement from the merchant or obtaining deposits and other guarantees from merchants considered higher risk due to various factors. The amounts being held by the Company are not significant when compared to the maximum potential undiscounted future payments.
  Included as part of other liabilities on the Company's Consolidated Balance Sheets.
  Includes Return Protection, Account Protection and Merchant Protection.
  Primarily includes guarantees related to the Company's business dispositions and real estate.

Common and Preferred Shares and Warrants (Tables)	12 Months Ended
Dec. 31, 2012
Stockholders' Equity Note [Abstract]
Authorized shares and a reconciliation of common shares issued and outstanding

The following table shows authorized shares and provides a reconciliation of common shares issued and outstanding for the years ended December 31:

(Millions, except where indicated)	2012	2011	2010
Common shares authorized (billions)(a)	3.6	3.6	3.6
Shares issued and outstanding at beginning of
year	1,164	1,197	1,192
Repurchases of common shares	(69)	(48)	(14)
Other, primarily stock option exercises
and restricted stock awards granted	10	15	19
Shares issued and outstanding as of
December 31	1,105	1,164	1,197

  Of the common shares authorized but unissued as of December 31, 2012, approximately 80 million shares are reserved for issuance under employee stock and employee benefit plans.

Changes in Accumulated Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2012
Components of Comprehensive Income, net of tax [Abstract]
Components of comprehensive income (loss), net of tax

Changes in each component of AOCI for the three years ended December 31 were as follows:

(Millions), net of tax(a)	Net Unrealized Gains (Losses) on Investment Securities	Net Unrealized Gains (Losses) on Cash Flow Hedges		Foreign Currency Translation Adjustments	Net Unrealized Pension and Other Postretirement Benefit Losses	Accumulated Other Comprehensive (Loss) Income
Balances as of December 31, 2009	$507		$(28)	$(722)	$(469)	$(712)
Impact of the adoption of GAAP(b)	(315)					(315)
Net unrealized gains (losses)	(139)		(2)			(141)
Reclassification for realized (gains) losses into earnings	4		23	(2)		25
Net translation of investments in foreign operations				189		189
Net gains related to hedges of investment in foreign operations				32		32
Pension and other postretirement benefit losses					5	5
Net change in accumulated other comprehensive (loss) income	(450)		21	219	5	(205)
Balances as of December 31, 2010	57		(7)	(503)	(464)	(917)
Net unrealized gains (losses)	245		(2)			243
Reclassification for realized (gains) losses into earnings	(14)		8			(6)
Net translation of investments in foreign operations				(153)		(153)
Net losses related to hedges of investment in foreign operations				(26)		(26)
Pension and other postretirement benefit losses					(17)	(17)
Net change in accumulated other comprehensive (loss) income	231		6	(179)	(17)	41
Balances as of December 31, 2011	288		(1)	(682)	(481)	(876)
Net unrealized gains (losses)	106					106
Reclassification for realized (gains) losses into earnings	(79)		1	1		(77)
Net translation of investments in foreign operations				215		215
Net losses related to hedges of investment in foreign operations				(288)		(288)
Pension and other postretirement benefit losses					(7)	(7)
Net change in accumulated other comprehensive (loss) income	27		1	(72)	(7)	(51)
Balances as of December 31, 2012	$315	$	―	$(754)	$(488)	$(927)

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2012	2011	2010
Investment securities	$7	$149	$(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	―	(7)	18
Total tax impact	$(144)	$91	$(617)

  As a result of the adoption of new GAAP governing consolidations and VIEs, the Company no longer presents within its Consolidated Financial Statements the effects of the retained subordinated securities issued by previously unconsolidated VIEs related to the Company's cardmember loan securitization programs.

Accumulated Other Comprehensive Loss Income Tax Effect Disclosure Text Block

  The following table shows the tax impact for the three years ended December 31 for the changes in each component of accumulated other comprehensive (loss) income:

(Millions)	2012	2011	2010
Investment securities	$7	$149	$(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	―	(7)	18
Total tax impact	$(144)	$91	$(617)

Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring Charges (Tables) [Abstract]
Restructuring Charges

The following table summarizes the Company's restructuring reserves activity for the years ended December 31, 2012, 2011 and 2010:

(Millions)	Severance(a)	Other(b)	Total
Liability balance as of December 31, 2009	$253	$32	$285
Restructuring charges, net of $27 in revisions(c)	98	(2)	96
Payments	(141)	(14)	(155)
Other non-cash(d)	(11)	―	(11)
Liability balance as of December 31, 2010	199	16	215
Restructuring charges, net of $27 in revisions(c)	96	23	119
Payments	(121)	(8)	(129)
Other non-cash(d)	(4)	(1)	(5)
Liability balance as of December 31, 2011	170	30	200
Restructuring charges, net of $16 in revisions(c)(e)	366	37	403
Payments	(124)	(9)	(133)
Other non-cash(d)	―	―	―
Liability balance as of December 31, 2012(f)	$412	$58	$470

  Accounted for in accordance with GAAP governing the accounting for nonretirement postemployment benefits and for costs associated with exit or disposal activities.
  Other primarily includes facility exit and contract termination costs.
  Revisions primarily relate to higher than anticipated redeployments of displaced employees to other positions within the Company, business changes and modifications to existing initiatives.
  Consists primarily of foreign exchange impacts.
  Net revisions of $16 million were recorded in the Company's reportable operating segments and Corporate & Other as follows: $13 million in USCS, $7 million in ICS, $(5) million in GCS, $4 million in GNMS and $(3) million in Corporate & Other.
  The majority of cash payments related to the remaining restructuring liabilities are expected to be completed in 2014, and to a lesser extent certain contractual long-term severance arrangements and lease obligations are expected to be completed in 2015 and 2019, respectively.

Restructuring charges, by reportable segment

The following table summarizes the Company's restructuring charges, net of revisions, by reportable operating segment and Corporate & Other for the year ended December 31, 2012, and the cumulative amounts relating to the restructuring programs that were in progress during 2012 and initiated at various dates between 2009 and 2012.

		Cumulative Restructuring Expense Incurred To Date On
	2012	In-Progress Restructuring Programs
	Total Restructuring
	Charges, net of
(Millions)	revisions	Severance	Other	Total
USCS	$26	$83	$6	$89
ICS	54	128	1	129
GCS	156	272	17	289
GNMS	25	50	―	50
Corporate & Other	142	106	75	181	(a)
Total	$403	$639	$99	$738	(b)

  Corporate & Other includes certain severance and other charges of $166 million related to Company-wide support functions which were not allocated to the Company's reportable operating segments, as these were corporate initiatives, which is consistent with how such charges were reported internally.
  As of December 31, 2012, the total expenses to be incurred for previously approved restructuring activities that were in progress are not expected to be materially different than the cumulative expenses incurred to date for these programs.

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes (Tables) [Abstract]
Components of income tax expense

The components of income tax expense for the years ended December 31 included in the Consolidated Statements of Income were as follows:

(Millions)		2012	2011		2010
Current income tax expense:
U.S. federal		$982	$958		$532
U.S. state and local		189	156		110
Non-U.S.		445	434		508
Total current income tax expense		1,616	1,548		1,150
Deferred income tax expense (benefit):
U.S. federal		359	464		782
U.S. state and local		39	68		78
Non-U.S.		(45)	(23)		(103)
Total deferred income tax expense		353	509		757
Total income tax expense on
continuing operations		$1,969	$2,057		$1,907
Income tax benefit from
discontinued operations	$	―	$(36)	$	―

Effective income tax rate

A reconciliation of the U.S. federal statutory rate of 35 percent to the Company's actual income tax rate for the years ended December 31 on continuing operations was as follows:

	2012	2011	2010
U.S. statutory federal income tax rate	35.0%	35.0%	35.0%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.6)	(1.5)	(1.9)
State and local income taxes, net of
federal benefit	2.5	2.6	2.7
Non-U.S. subsidiaries earnings(a)	(5.2)	(4.4)	(3.1)
Tax settlements(b)	(0.2)	(1.9)	(1.3)
All other	―	(0.2)	0.6
Actual tax rates(a)	30.5%	29.6%	32.0%

  Results for all years primarily included tax benefits associated with the undistributed earnings of certain non-U.S. subsidiaries that were deemed to be reinvested indefinitely. In addition, 2012 and 2011 included tax benefits of $146 million and $77 million, which decreased the actual tax rates by 2.3 percent and 1.1 percent, respectively, related to the realization of certain foreign tax credits.
  Relates to the resolution of tax matters in various jurisdictions.

Components of deferred tax assets and liabilities

The significant components of deferred tax assets and liabilities as of December 31 are reflected in the following table:

(Millions)	2012	2011
Deferred tax assets:
Reserves not yet deducted for tax purposes	$3,828	$3,435
Employee compensation and benefits	761	760
Other	556	626
Gross deferred tax assets	5,145	4,821
Valuation allowance	(162)	(112)
Deferred tax assets after valuation allowance	4,983	4,709
Deferred tax liabilities:
Intangibles and fixed assets	1,218	1,013
Deferred revenue	403	382
Deferred interest	378	―
Other	526	439
Gross deferred tax liabilities	2,525	1,834
Net deferred tax assets	$2,458	$2,875

Changes in unrecognized tax benefits

The following table presents changes in unrecognized tax benefits:

(Millions)	2012	2011	2010
Balance, January 1	$1,223	$1,377	$1,081
Increases:
Current year tax positions	51	77	182
Tax positions related to prior years	64	247	403
Decreases:
Tax positions related to prior years	(44)	(457)	(145)
Settlements with tax authorities	(25)	(2)	(138)
Lapse of statute of limitations	(37)	(19)	(6)
Effects of foreign currency
translations	(2)	―	―
Balance, December 31	$1,230	$1,223	$1,377

Earnings Per Common Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2012
Earnings Per Share Reconciliation [Abstract]
Computation of basic and diluted EPS

The computations of basic and diluted EPS for the years ended December 31 were as follows:

(Millions, except per share amounts)	2012	2011	2010
Numerator:
Basic and diluted:
Income from continuing operations	$4,482	$4,899	$4,057
Earnings allocated to participating
share awards(a)	(49)	(58)	(51)
Income from discontinued
operations, net of tax	―	36	―
Net income attributable to common
shareholders	$4,433	$4,877	$4,006
Denominator:(a)
Basic: Weighted-average common stock	1,135	1,178	1,188
Add: Weighted-average stock options(b)	6	6	7
Diluted	1,141	1,184	1,195

Basic EPS:
Income from continuing operations
attributable to common shareholders	$3.91	$4.11	$3.37
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.91	$4.14	$3.37

Diluted EPS:
Income from continuing operations
attributable to common shareholders	$3.89	$4.09	$3.35
Income from discontinued operations	―	0.03	―
Net income attributable to common
shareholders	$3.89	$4.12	$3.35

  The Company's unvested restricted stock awards, which include the right to receive non-forfeitable dividends or dividend equivalents, are considered participating securities. Calculations of EPS under the two-class method exclude from the numerator any dividends paid or owed on participating securities and any undistributed earnings considered to be attributable to participating securities. The related participating securities are similarly excluded from the denominator.
  For the years ended December 31, 2012, 2011 and 2010, the dilutive effect of unexercised stock options excludes 8 million, 19 million and 36 million options, respectively, from the computation of EPS because inclusion of the options would have been anti-dilutive.

Details of Certain Consolidated Statements of Income Lines (Tables)	12 Months Ended
Dec. 31, 2012
Details of Certain Consolidated Statements of Income Lines (Tables) [Abstract]
Details of other commissions and fees

The following is a detail of other commissions and fees for the years ended December 31:

(Millions)	2012	2011	2010
Foreign currency conversion revenue	$855	$861	$838
Delinquency fees	604	567	605
Service fees	362	355	328
Other	496	486	260
Total other commissions and fees	$2,317	$2,269	$2,031

Details of other revenues

The following is a detail of other revenues for the years ended December 31:

(Millions)	2012	2011	2010
Global Network Services partner revenues	$664	$655	$530
Net gain (loss) on investment securities	126	16	(5)
Other	1,662	1,493	1,402
Total other revenues	$2,452	$2,164	$1,927

Detail of marketing, promotion, rewards and cardmember services

The following is a detail of marketing, promotion, rewards and cardmember services for the years ended December 31:

(Millions)	2012	2011	2010
Marketing and promotion	$2,890	$2,996	$3,147
Cardmember rewards	6,282	6,218	5,000
Cardmember services	799	716	591
Total marketing, promotion, rewards and
cardmember services	$9,971	$9,930	$8,738

Detail of other, net expense

The following is a detail of other, net for the years ended December 31:

(Millions)	2012	2011	2010
Professional services	$2,963	$2,951	$2,806
Occupancy and equipment	1,823	1,685	1,562
Communications	383	378	383
MasterCard and Visa settlements, net of
legal fees	―	(562)	(852)
Other	1,404	1,260	1,208
Total other, net	$6,573	$5,712	$5,107

Stock Plans (Tables)	12 Months Ended
Dec. 31, 2012
Stock Plans Tables [Abstract]
Summary of Stock Option and RSA Activity

A summary of stock option and RSA activity as of December 31, 2012, and changes during the year is presented below:

	Stock Options		RSAs
(Shares in thousands)	Shares	Weighted-Average Exercise Price	Shares	Weighted- Average Grant Price
Outstanding as of
December 31, 2011	42,457	$41.63	13,996		$33.69
Granted	1,205	$49.23	4,270		$49.80
Exercised/vested	(10,429)	$35.28	(5,782)		$31.53
Forfeited	(280)	$34.55	(684)		$37.84
Expired	(1,092)	$54.05	―	$	―
Outstanding as of
December 31, 2012	31,861	$43.62	11,800		$40.31
Options vested and
expected to vest as of
December 31, 2012	31,792	$43.61	―		―
Options exercisable as of
December 31, 2012	27,309	$44.91	―		―

Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest

The weighted-average remaining contractual life and the aggregate intrinsic value (the amount by which the fair value of the Company's stock exceeds the exercise price of the option) of the stock options outstanding, exercisable, and vested and expected to vest as of December 31, 2012 are as follows:

	Outstanding	Exercisable	Vested and Expected to Vest
Weighted-average remaining
contractual life (in years)	4.6	4.1	4.6
Aggregate intrinsic value (millions)	$444	$346	$443

Weighted Average Assumptions Used

The fair value of each option is estimated on the date of grant using a Black-Scholes-Merton option-pricing model. The following weighted-average assumptions were used for grants issued in 2012, 2011 and 2010, the majority of which were granted in the beginning of each year:

	2012	2011	2010
Dividend yield	1.5%	1.6%	1.8%
Expected volatility(a)	41%	40%	41%
Risk-free interest rate	1.3%	2.3%	2.8%
Expected life of stock option (in years)(b)	6.3	6.2	6.2
Weighted-average fair value per option	$17.48	$16.21	$14.11

  The expected volatility is based on both weighted historical and implied volatilities of the Company's common stock price.
  In 2012, 2011 and 2010, the expected life of stock options was determined using both historical data and expectations of option exercise behavior.

Summary of Stock Plan Expenses

The components of the Company's total stock-based compensation expense (net of forfeitures) for the years ended December 31 are as follows:

(Millions)	2012	2011	2010
Restricted stock awards(a)	$197	$176	$163
Stock options(a)	29	40	58
Liability-based awards	70	83	64
Performance/market-based
stock options	1	2	2
Total stock-based
compensation expense(b)	$297	$301	$287

  As of December 31, 2012, the total unrecognized compensation cost related to unvested RSAs and options of $237 million and $27 million, respectively, will be recognized ratably over the weighted-average remaining vesting period of 1.6 years and 1.4 years, respectively.
  The total income tax benefit recognized in the Consolidated Statements of Income for stock-based compensation arrangements for the years ended December 31, 2012, 2011 and 2010 was $107 million, $105 million and $100 million, respectively.

Retirement Plans (Tables)	12 Months Ended
Dec. 31, 2012
Retirement Plans (Tables) [Abstract]
Net periodic benefit costs

The following table provides a summary of the total cost related to these plans for the years ended December 31:

(Millions)	2012	2011	2010
Defined benefit pension plan cost	$74	$51	$40
Defined contribution plan cost	254	252	217
Other postretirement benefit plan cost	19	23	25
Net periodic benefit cost	$347	$326	$282

Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Change in the projected benefit obligation of pension and other employee benefit plans

The following table provides a reconciliation of the changes in the projected benefit obligation:

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$311	$319
Service cost	4	5
Interest cost	14	16
Benefits paid	(17)	(18)
Actuarial gain	(2)	(5)
Curtailment gain	―	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$310	$311

Net periodic benefit cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$32	$35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Total, net of taxes	$20	$22

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial gain:
Reclassified to earnings from equity(a)	$(1)
Gains in current year(b)	(2)
Net actuarial gain, pretax	$(3)

  Amortization of actuarial losses.
  Deferral of actuarial gains.

Schedule of net periodic pension benefit cost

The components of the net periodic benefit cost for all other postretirement benefit plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$4	$5	$6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	―	(1)	―
Net periodic benefit cost	$19	$23	$25

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine benefit obligations were:

	2012	2011
Discount rates	3.6%	4.5%
Health care cost increase rate:
Following year	7.5%	8.0%
Decreasing to the year 2018	5.0%	5.0%

Expected payments	The Company's other postretirement benefit plans expect to make benefit payments as follows:
						2018
(Millions)	2013	2014	2015	2016	2017	– 2022
Expected payments	$21	$22	$22	$22	$22	$108

One percentage-point change in assumed health care cost trend rates

A one percentage-point change in assumed health care cost trend rates would have the following effects:

	One		One
	percentage-		percentage-
	point increase		point decrease
(Millions)	2012	2011	2012	2011
Increase (decrease) on benefits
earned and interest cost for
U.S. plans	$1	$1	$(1)	$(1)
Increase (decrease) on
postretirement benefit
obligation for U.S. plans	$13	$13	$(12)	$(12)

Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Net funded status of pension and other employee benefit plans

As of December 31, 2012, the net funded status related to the defined benefit pension plans was underfunded by $486 million, as shown in the following table:

(Millions)	2012	2011
Net funded status, beginning of year	$(443)	$(383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$(486)	$(443)

Defined benefit plan change in fair value of plan assets

The following tables provide a reconciliation of changes in the fair value of plan assets and projected benefit obligations for all defined benefit pension plans as of December 31:

Reconciliation of Change in Fair Value of Plan Assets

(Millions)	2012	2011
Fair value of plan assets, beginning of year	$2,069	$2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$2,309	$2,069

Change in the projected benefit obligation of pension and other employee benefit plans

Reconciliation of Change in Projected Benefit Obligation

(Millions)	2012	2011
Projected benefit obligation, beginning of year	$2,512	$2,435
Service cost	19	22
Interest cost	115	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	―
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$2,795	$2,512

Net periodic benefit cost that are not recognized yet

The following table provides the amounts comprising accumulated other comprehensive loss, which are not yet recognized as components of net periodic pension benefit cost as of December 31:

(Millions)	2012	2011
Net actuarial loss	$712	$690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Total, net of taxes	$468	$459

Amount recognized in other comprehensive loss

The following table lists the amounts recognized in other comprehensive loss in 2012:

(Millions)	2012
Net actuarial loss:
Reclassified to earnings from equity(a)	$(80)
Losses in current year(b)	102
Net actuarial loss, pretax	22
Net prior service credit:
Reclassified to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$13

  Amortization of actuarial losses and recognition of losses related to lump sum settlements.
  Deferral of actuarial losses.

Schedule of accumulated and projected benefit obligations

The accumulated and projected benefit obligations for all defined benefit pension plans as of December 31 were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,718	$2,459
Projected benefit obligation	$2,795	$2,512

Schedule of accumulated benefit obligations in excess of fair value of plan assets

The accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation that exceeds the fair value of plan assets were as follows:

(Millions)	2012	2011
Accumulated benefit obligation	$2,635	$2,418
Fair value of plan assets	$2,222	$2,028

Schedule of benefit obligations in excess of fair value of plan assets

The projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets as of December 31 were as follows:

(Millions)	2012	2011
Projected benefit obligation	$2,795	$2,512
Fair value of plan assets	$2,309	$2,069

Schedule of net periodic pension benefit cost

The components of the net periodic pension benefit cost for all defined benefit pension plans for the years ended December 31 were as follows:

(Millions)	2012	2011	2010
Service cost	$19	$22	$19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service credit	(1)	―	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	14	15	18
Net periodic pension benefit cost	$74	$51	$40

Weighted-average assumptions used to determine defined benefit pension obligation

The weighted-average assumptions used to determine defined benefit pension obligations as of December 31 were as follows:

	2012	2011
Discount rates	3.8%	4.7%
Rates of increase in compensation levels	3.6%	3.7%

The weighted-average assumptions used to determine net periodic pension benefit costs as of December 31 were as follows:

	2012	2011	2010
Discount rates	4.6%	5.0%	5.3%
Rates of increase in compensation levels	3.7%	4.0%	3.6%
Expected long-term rates of return on assets	6.7%	6.9%	6.9%

Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis

The Company's retirement plan assets are reported at fair value. The following tables summarize the target allocation and categorization of all defined benefit pension plan assets measured at fair value on a recurring basis by GAAP's valuation hierarchy as of December 31:

	Target
	Allocation	Total
2012(Millions, except percentages)	2013	2012	Level 1		Level 2		Level 3
U.S. equity securities	15%	$318	$318	$	―	$	―
International equity securities(a)	30%	732	732		―		―
U.S. fixed income securities	30%	639	―		639		―
International fixed income securities(a)	15%	447	―		447		―
Balanced funds	5%	72	―		72		―
Cash	―	25	25		―		―
Other(b)	5%	76	―		―		76
Total	100%	$2,309	$1,075		$1,158		$76

	Target
	Allocation	Total
2011(Millions, except percentages)	2012	2011	Level 1		Level 2		Level 3
U.S. equity securities	15%	$250	$250	$	―	$	―
International equity securities(a)	30%	644	644		―		―
U.S. fixed income securities	30%	582	―		582		―
International fixed income securities(a)	15%	406	―		406		―
Balanced funds	5%	69	―		69		―
Cash	―	12	12		―		―
Other(b)	5%	106	―		―		106
Total	100%	$2,069	$906		$1,057		$106

  A significant portion of international investments are in U.K. companies and U.K. government and agency securities.
  Consists of investments in private equity and real estate funds measured at reported net asset value.

Effect of significant unobservable inputs changes in plan assets

The fair value of all defined benefit pension plan assets using significant unobservable inputs (Level 3) changed during the years ended December 31 as follows:

(Millions)	2012	2011
Beginning fair value, January 1	$106	$101
Actual net gains on plan assets:
Held at the end of the year	7	12
Sold during the year	5	2
Total net gains	12	14
Net purchases (sales and settlements)	(42)	(9)
Net (decrease) increase	(30)	5
Ending fair value, December 31	$76	$106

Expected payments	The Company's defined benefit pension plans expect to make benefit payments to retirees as follows:
						2018
(Millions)	2013	2014	2015	2016	2017	–2022
Expected payments	$149	$162	$169	$174	$186	$954

Significant Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2012
Significant Credit Concentrations (Tables) [Abstract]
Maximum credit exposure by category

The following table details the Company's maximum credit exposure by category, including the credit exposure associated with derivative financial instruments, as of December 31:

(Billions)	2012	2011
On-balance sheet:
Individuals(a)	$95	$92
Financial institutions(b)	25	28
U.S. Government and agencies(c)	5	6
All other(d)	16	16
Total on-balance sheet(e)	$141	$142
Unused lines-of-credit ― individuals(f)	$253	$238

  Individuals primarily include cardmember loans and receivables.
  Financial institutions primarily include debt obligations of banks, broker-dealers, insurance companies and savings and loan associations.
  U.S. Government and agencies represent debt obligations of the U.S. Government and its agencies, states and municipalities and government sponsored entities.
  All other primarily includes cardmember receivables from other corporate institutions.
  Certain distinctions between categories require management judgment.
  Because charge card products generally have no preset spending limit, the associated credit limit on cardmember receivables is not quantifiable. Therefore, the quantified unused line-of-credit amounts only include the approximate credit line available on cardmember loans.

Cardmember loans and receivables exposure

The following table details the Company's cardmember loans and receivables exposure (including unused lines-of-credit on cardmember loans) in the United States and outside the United States as of December 31:

(Billions)	2012	2011
On-balance sheet:
United States	$85	$82
Non-U.S.	23	22
On-balance sheet(a)(b)	$108	$104
Unused lines-of-credit ― individuals:
United States	$208	$195
Non-U.S.	45	43
Total unused lines-of-credit ― individuals	$253	$238

  Represents cardmember loans to individuals as well as receivables from individuals and corporate institutions as discussed in footnotes (a) and (d) from the previous table.
  The remainder of the Company's on-balance sheet exposure includes cash, investments, other loans, other receivables and other assets including derivative financial instruments. These balances are primarily within the United States.

Regulatory Matters and Capital Adequacy (Tables)	12 Months Ended
Dec. 31, 2012
Schedule Of Compliance With Regulatory Capital Requirements Under Banking Regulations [Abstract]
Regulatory capital ratios

The following table presents the regulatory capital ratios for the Company and the Banks:

	Tier 1	Total	Tier 1	Total	Tier 1
(Millions, except percentages)	capital	capital	capital ratio	capital ratio	leverage ratio
December 31, 2012:
American Express Company	$14,920	$17,349	11.9%	13.8%	10.2%
American Express Centurion Bank	$5,814	$6,227	17.6%	18.9%	17.0%
American Express Bank, FSB	$6,649	$7,556	16.5%	18.7%	17.5	% (a)
December 31, 2011:
American Express Company	$14,881	$17,271	12.3%	14.3%	10.2%
American Express Centurion Bank	$6,029	$6,431	18.8%	20.1%	19.1%
American Express Bank, FSB	$6,493	$7,363	17.4%	19.8%	18.4	% (b)

Well-capitalized ratios(d)			6.0%	10.0%	5.0	% (c)
Minimum capital ratios(d)			4.0%	8.0%	4.0%

  FSB leverage ratio is calculated using ending total assets as prescribed by OCC regulations applicable to federal savings banks.
  FSB leverage ratio represents Tier 1 core capital ratio (as defined by OCC regulations applicable to federal savings banks), calculated similarly to Tier 1 leverage ratio.
  Represents requirements for banking subsidiaries to be considered “well-capitalized” pursuant to regulations issued under the Federal Deposit Insurance Corporation Improvement Act. There is no “well-capitalized” definition for the Tier 1 leverage ratio for a bank holding company.
  As defined by the regulations issued by the Federal Reserve, OCC and FDIC.

Commitments and Contigencies (Tables)	12 Months Ended
Dec. 31, 2012
Leases, Operating [Abstract]
Minimum aggregate rental commitment under noncancelable operating leases

As of December 31, 2012, the minimum aggregate rental commitment under all noncancelable operating leases (net of subleases of $22 million) was as follows:

(Millions)
2013	$275
2014	240
2015	199
2016	153
2017	131
Thereafter	1,005
Total	$2,003

Reportable Operating Segment (Tables)	12 Months Ended
Dec. 31, 2012
Reportable Operating Segments And Geographic Operations (Tables) [Abstract]
Operating segment information

The following table presents certain selected financial information as of or for the years ended December 31, 2012, 2011 and 2010.

					Corporate &
(Millions, except where indicated)	USCS	ICS	GCS	GNMS	Other	(a)	Consolidated
2012
Non-interest revenues	$11,469	$4,561	$4,995	$5,005	$924		$26,954
Interest income	5,342	1,147	11	23	331		6,854
Interest expense	765	402	257	(243)	1,045		2,226
Total revenues net of interest expense	16,046	5,306	4,749	5,271	210		31,582
Total provision	1,429	330	136	74	21		1,990
Pretax income (loss) from continuing operations	4,069	659	960	2,219	(1,456)		6,451
Income tax provision (benefit)	1,477	25	316	776	(625)		1,969
Income (loss) from continuing operations	$2,592	$634	$644	$1,443	$(831)		$4,482
Total equity (billions)	$8.7	$2.9	$3.6	$2.0	$1.7		$18.9
2011
Non-interest revenues	$10,804	$4,470	$4,880	$4,713	$719		$25,586
Interest income	5,074	1,195	9	5	413		6,696
Interest expense	807	426	264	(224)	1,047		2,320
Total revenues net of interest expense	15,071	5,239	4,625	4,942	85		29,962
Total provision	687	268	76	75	6		1,112
Pretax income (loss) from continuing operations	4,129	762	1,075	1,979	(989)		6,956
Income tax provision (benefit)	1,449	39	337	686	(454)		2,057
Income (loss) from continuing operations	$2,680	$723	$738	$1,293	$(535)		$4,899
Total equity (billions)	$8.8	$2.8	$3.6	$2.0	$1.6		$18.8
2010
Non-interest revenues	$9,997	$3,784	$4,347	$4,101	$703		$22,932
Interest income	5,277	1,287	7	4	498		7,073
Interest expense	812	428	227	(200)	1,156		2,423
Total revenues net of interest expense	14,462	4,643	4,127	4,305	45		27,582
Total provision	1,591	392	157	61	6		2,207
Pretax income (loss) from continuing operations	3,504	589	723	1,589	(441)		5,964
Income tax provision (benefit)	1,279	52	273	564	(261)		1,907
Income (loss) from continuing operations	$2,225	$537	$450	$1,025	$(180)		$4,057
Total equity (billions)	$7.4	$2.2	$3.7	$1.9	$1.0		$16.2

  Corporate & Other includes adjustments and eliminations for intersegment activity.

Total revenues net of interest expense and pretax income

The following table presents the Company's total revenues net of interest expense and pretax income (loss) from continuing operations in different geographic regions:

(Millions)	United States	EMEA	(a)	JAPA	(a)	LACC	(a)	Other Unallocated	(b)	Consolidated
2012(c)
Total revenues net of interest expense	$22,631	$3,594		$3,106		$2,774		$(523)		$31,582
Pretax income (loss) from continuing operations	$6,468	$505		$426		$605		$(1,553)		$6,451
2011(c)
Total revenues net of interest expense	$21,254	$3,551		$3,071		$2,706		$(620)		$29,962
Pretax income (loss) from continuing operations	$6,971	$620		$430		$583		$(1,648)		$6,956
2010(c)
Total revenues net of interest expense	$19,976	$3,132		$2,630		$2,451		$(607)		$27,582
Pretax income (loss) from continuing operations	$6,137	$444		$273		$469		$(1,359)		$5,964

  EMEA represents Europe, Middle East and Africa; JAPA represents Japan, Asia/Pacific and Australia; and LACC represents Latin America, Canada and Caribbean.
  Other Unallocated includes net costs which are not directly allocable to specific geographic regions, including costs related to the net negative interest spread on excess liquidity funding and executive office operations expenses.
  The data in the above table is, in part, based upon internal allocations, which necessarily involve management's judgment.

Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company (Tables) [Abstract]
Condensed Statements of Income

Parent Company – Condensed Statements of Income

Years Ended December 31 (Millions)	2012	2011	2010
Revenues
Non-interest revenues
Gain on sale of securities	$121	$15	$	―
Other	(12)	3		8
Total non-interest revenues	109	18		8
Interest income	137	142		136
Interest expense	(609)	(633)		(638)
Total revenues net of interest expense	(363)	(473)		(494)
Expenses
Salaries and employee benefits	165	173		153
Other	214	186		117
Total	379	359		270
Pretax loss	(742)	(832)		(764)
Income tax benefit	(258)	(346)		(292)
Net loss before equity in net income of
subsidiaries and affiliates	(484)	(486)		(472)
Equity in net income of subsidiaries and
affiliates	4,966	5,385		4,529
Income from continuing operations	4,482	4,899		4,057
Income from discontinued operations,
net of tax	―	36		―
Net income	$4,482	$4,935		$4,057

Condensed Balance Sheets

Parent Company – Condensed Balance Sheets

As of December 31 (Millions)	2012	2011
Assets
Cash and cash equivalents	$4,797	$6,914
Investment securities	296	360
Equity in net assets of subsidiaries and
affiliates of continuing operations	19,087	17,374
Accounts receivable, less reserves	655	53
Premises and equipment, less accumulated
depreciation: 2012, $59; 2011, $44	117	96
Loans to subsidiaries and affiliates	6,733	5,132
Due from subsidiaries and affiliates	1,189	1,363
Other assets	441	769
Total assets	$33,315	$32,061
Liabilities and Shareholders’ Equity
Liabilities
Accounts payable and other liabilities	$1,474	$1,466
Due to subsidiaries and affiliates	1,069	823
Short-term debt of subsidiaries and affiliates	2,316	895
Long-term debt	9,570	10,083
Total liabilities	14,429	13,267
Shareholders’ equity
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders’ equity	18,886	18,794
Total liabilities and shareholders’ equity	$33,315	$32,061

Condensed Cash Flows

Parent Company – Condensed Statements of Cash Flows

Years Ended December 31 (Millions)	2012		2011		2010
Cash Flows from Operating Activities
Net income	$4,482		$4,935		$4,057
Adjustments to reconcile net income to cash provided by operating activities:
Equity in net income of subsidiaries and affiliates:
— Continuing operations	(4,966)		(5,385)		(4,530)
— Discontinued operations	―		(36)		―
Dividends received from subsidiaries and affiliates	3,355		3,773		1,999
Gain on sale of securities	(121)		(15)		―
Other operating activities, primarily with subsidiaries and affiliates	196		671		(39)
Premium paid on debt exchange	(541)		―		―
Net cash provided by operating activities	2,405		3,943		1,487
Cash Flows from Investing Activities
Sale/redemption of investments	118		20		9
Premises and equipment	(38)		(35)		(32)
Loans to subsidiaries and affiliates	(1,601)		(189)		(1,064)
Purchase of investments	―		(2)		(3)
Investments in subsidiaries and affiliates	(11)		(18)		―
Net cash used in investing activities	(1,532)		(224)		(1,090)
Cash Flows from Financing Activities
Principal payment of debt	―		(400)		―
Short-term debt of subsidiaries and affiliates	1,421		895		―
Long-term debt of subsidiaries and affiliates	―		―		(15)
Issuance of American Express common shares and other	443		594		663
Repurchase of American Express common shares	(3,952)		(2,300)		(590)
Dividends paid	(902)		(861)		(867)
Net cash used in financing activities	(2,990)		(2,072)		(809)
Net change in cash and cash equivalents	(2,117)		1,647		(412)
Cash and cash equivalents at beginning of year	6,914		5,267		5,679
Cash and cash equivalents at end of year	$4,797		$6,914		$5,267

Supplemental cash flow information
Non-cash financing activities
Impact of the debt exchange on long-term debt	$439	$	―	$	―

Quarterly Financial Data (unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quartertly Financial Data [Abstract]
Quarterly financial data
(Millions, except per share amounts)	2012				2011
Quarters Ended	12/31(a)	9/30	6/30	3/31	12/31	9/30	6/30	3/31
Total revenues net of interest expense	$8,141	$7,862	$7,965	$7,614	$7,742	$7,571	$7,618	$7,031
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177
Income from discontinued operations	―	―	―	―	―	―	36	―
Net income	637	1,250	1,339	1,256	1,192	1,235	1,331	1,177
Earnings Per Common Share — Basic:
Income from continuing operations
attributable to common shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.08	$0.98
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.57	$1.10	$1.16	$1.07	$1.02	$1.04	$1.11	$0.98
Earnings Per Common Share — Diluted:
Income from continuing operations
attributable to common shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.07	$0.97
Income from discontinued operations	―	―	―	―	―	―	0.03	―
Net income attributable to common
shareholders(b)	$0.56	$1.09	$1.15	$1.07	$1.01	$1.03	$1.10	$0.97
Cash dividends declared per common share	$0.20	$0.20	$0.20	$0.20	$0.18	$0.18	$0.18	$0.18
Common share price:
High	$59.40	$59.73	$61.42	$59.26	$52.35	$53.80	$51.97	$46.93
Low	$53.02	$54.35	$53.18	$47.40	$41.30	$42.03	$45.10	$42.19

  The results of operations for the quarter ended December 31, 2012 included a $400 million restructuring charge ($287 million after-tax), a $342 million Membership Rewards expense ($212 million after-tax) and $153 million ($95 million after-tax) of cardmember reimbursements. The $153 million includes amounts related to prior periods, with $49 million relating to the first three quarters of 2012 and $83 million relating to periods prior to January 1, 2012. The Company has assessed the materiality of these errors on all prior periods and concluded that the impact was not material to those prior periods or to any quarter or full year for 2012.
  Represents income from continuing operations or net income, as applicable, less earnings allocated to participating share awards of $7 million for the quarter ended December 31, 2012, $14 million for each of the quarters ended September 30, 2012, June 30, 2012, March 31, 2012 and December 31, 2011, respectively, $15 million for each of the quarters ended September 30, 2011 and June 30, 2011, respectively, and $14 million for the quarter ended March 31, 2011.

Summary of Significant Accounting Policies (Details Textuals) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary Of Significant Accounting Policies Textuals [Line Items]
Original maturities of cash and cash equivalents	90 days or less
Net foreign currency transaction gain	$ 120,000	$ 145,000	$ 138,000
Software [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years 0 months 0 days
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years 0 months 0 days
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days
Building [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	30 years 0 months 0 days
Building [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	50 years 0 months 0 days
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years 0 months 0 days
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years 0 months 0 days

Acquisitions (Details) (USD $) In Millions, unless otherwise specified	Nov. 10, 2010 Accertify Acquisition [Member] Global Network And Merchant Services [Member]	Jan. 15, 2010 Revolution Money Acquisition [Member] Corporate and Other [Member]	Mar. 01, 2011 Loyalty Partner Acquisition [Member] International Card Services [Member]
Assets acquired and liabilities assumed for acquisitions
Goodwill acquired	$ 132	$ 184	$ 539
Definite-lived intangible assets	15	119	295
All other assets	10	7	208
Total assets	157	310	1,042
Total liabilities (including NCI)	6	5	426
Net assets acquired	151	305	616
Acquisitions (Textuals) [Abstract]
Total consideration	151	305	616
Noncontrolling equity interest, fair value			$ 148

Fair Values (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investment securities:
Equity securities	$ 296	$ 360
Debt securities and other	5,318	6,787
Derivative assets	942	1,516
Total assets	6,556	8,663
Level 1 [Member]
Investment securities:
Equity securities	296	360
Debt securities and other	338	340
Derivative assets	0	0
Total assets	634	700
Level 2 [Member]
Investment securities:
Equity securities	0	0
Debt securities and other	4,980	6,447
Derivative assets	942	1,516
Total assets	5,922	7,963
Level 3 [Member]
Investment securities:
Total assets	$ 0	$ 0

Fair Values (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities [Abstract]
Derivative liabilities	$ 329,000,000	$ 108,000,000
Total liabilities	329,000,000	108,000,000
Level 1 [Member]
Liabilities [Abstract]
Derivative liabilities	0	0
Total liabilities	0	0
Level 2 [Member]
Liabilities [Abstract]
Derivative liabilities	329,000,000	108,000,000
Total liabilities	329,000,000	108,000,000
Level 3 [Member]
Liabilities [Abstract]
Total liabilities	$ 0	$ 0

Fair Values (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	$ 22,250,000,000	$ 24,893,000,000	$ 16,356,000,000	$ 16,599,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	9,577,000,000	12,000,000,000
Long-term debt	58,973,000,000	59,570,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	42,338,000,000	40,452,000,000
Cardmember loans, net	63,758,000,000	60,747,000,000
Variable Interest Enterprise [Member]
Financial liabilities carried at other than fair value
Long-term debt	19,277,000,000	20,856,000,000
Carrying Value [Member]
Financial assets for which carrying values equal or approximate fair value
Other financial assets	47,000,000,000	45,000,000,000
Financial assets carried at other than fair value
Loans, net	64,000,000,000	61,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000	51,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	22,000,000,000	25,000,000,000
Other financial assets	47,000,000,000	45,000,000,000
Financial assets carried at other than fair value
Loans, net	65,000,000,000	62,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000	51,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	10,000,000,000	12,000,000,000
Long-term debt	62,000,000,000	62,000,000,000
Estimate of Fair Value, Fair Value Disclosure [Member] | Variable Interest Enterprise [Member]
Financial assets carried at other than fair value
Loans, net	32,400,000,000	33,300,000,000
Financial liabilities carried at other than fair value
Long-term debt	19,500,000,000	21,100,000,000
Fair Values (Textuals) [Abstract]
Accounts receivable, less reserves	8,000,000,000	8,000,000,000
Level 1 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	21,000,000,000
Other financial assets	0
Financial assets carried at other than fair value
Loans, net	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0
Financial liabilities carried at other than fair value
Certificates of deposit	0
Long-term debt	0
Level 2 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	1,000,000,000
Other financial assets	47,000,000,000
Financial assets carried at other than fair value
Loans, net	0
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	55,000,000,000
Financial liabilities carried at other than fair value
Certificates of deposit	10,000,000,000
Long-term debt	62,000,000,000
Level 3 [Member]
Financial assets for which carrying values equal or approximate fair value
Cash and cash equivalents	0
Other financial assets	0
Financial assets carried at other than fair value
Loans, net	65,000,000,000
Financial Liabilities:
Financial liabilities for which carrying values equal or approximate fair value	0
Financial liabilities carried at other than fair value
Certificates of deposit	0
Long-term debt	$ 0

Fair Values (Details Textuals) (Fair Value, Measurements, Nonrecurring [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets measured at fair value for impairment	$ 0	$ 0

Accounts Receivable and Loans (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable segment information
Cardmember receivables	$ 42,766	$ 40,890
Less: Reserve for losses	428	438	386	546
Cardmember receivables, net	42,338	40,452
Other receivables, net	3,576	3,657
Accounts Receivable and Loans Textuals [Abstract]
Other receivables, reserves	86	102
Variable Interest Enterprise [Member]
Accounts receivable segment information
Cardmember receivables	8,012	8,027
Non United States [Member]
Accounts receivable segment information
Cardmember receivables	12,900	12,800
U S Card Services [Member]
Accounts receivable segment information
Cardmember receivables	21,124	20,645
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	7,500	7,500
International Card Services [Member]
Accounts receivable segment information
Cardmember receivables	7,778	7,222
Global Commercial Services [Member]
Accounts receivable segment information
Cardmember receivables	13,671	12,829
Global Commercial Services [Member] | Airline [Member]
Accounts receivable segment information
Cardmember receivables	913	563
Global Commercial Services [Member] | Airline [Member] | Delta [Member]
Accounts receivable segment information
Cardmember receivables	676	340
Global Commercial Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember receivables available to settle the obligations of a variable interest entity	476	459
Global Network And Merchant Services [Member]
Accounts receivable segment information
Cardmember receivables	$ 193	$ 194

Accounts Receivable and Loans (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Loans segment information
Cardmember loans	$ 65,229,000,000	$ 62,621,000,000
Less: Reserve for losses	1,471,000,000	1,874,000,000	3,646,000,000	5,799,000,000
Cardmember loans, net	63,758,000,000	60,747,000,000
Other loans, net	551,000,000	419,000,000
Accounts Receivable and Loans Textuals [Abstract]
Other loans, reserves	20,000,000	18,000,000
Variable Interest Enterprise [Member]
Loans segment information
Cardmember loans	32,731,000,000	33,834,000,000
U S Card Services [Member]
Loans segment information
Cardmember loans	55,953,000,000	53,686,000,000
U S Card Services [Member] | Variable Interest Enterprise [Member]
Accounts Receivable and Loans Textuals [Abstract]
Gross cardmember loans available to settle the obligations of a variable interest entity	32,700,000,000	33,800,000,000
International Card Services [Member]
Loans segment information
Cardmember loans	9,236,000,000	8,901,000,000
Global Commercial Services [Member]
Loans segment information
Cardmember loans	$ 40,000,000	$ 34,000,000

Accounts Receivable and Loans (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U S Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	$ 55,281	$ 52,930
30 to 59 days past due	200	218
60 to 89 days past due	147	165
90+ days past due	325	373
Total aging	55,953	53,686
U S Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
Current	20,748	20,246
30 to 59 days past due	116	122
60 to 89 days past due	76	81
90+ days past due	184	196
Total aging	21,124	20,645
International Card Services [Member] | Cardmember Loans [Member]
Financing receivable recorded investment aging
Current	9,099	8,748
30 to 59 days past due	47	52
60 to 89 days past due	30	32
90+ days past due	60	69
Total aging	9,236	8,901
International Card Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	74	63
Total aging	7,778	7,222
Global Commercial Services [Member] | Cardmember Receivables [Member]
Financing receivable recorded investment aging
90+ days past due	112	109
Total aging	$ 13,671	$ 12,829

Accounts Receivable and Loans (Details 3)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
U S Card Services [Member] | Cardmember Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	2.10%	2.90%
Net Write-Off Rate - Principal, Interest, and Fees	2.30%	3.20%
30 Days Past Due as a % of Total	1.20%	1.40%
U S Card Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%	1.70%
Net Write-Off Rate - Principal, Interest, and Fees	2.10%	1.90%
30 Days Past Due as a % of Total	1.80%	1.90%
International Card Services [Member] | Cardmember Loans [Member]
Credit Quality Indicator for Loans and Receivables
Net Write-Off Rate - Principal Only	1.90%	2.70%
Net Write-Off Rate - Principal, Interest, and Fees	2.40%	3.30%
30 Days Past Due as a % of Total	1.50%	1.70%
International Card Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.16%	0.15%
90 days past billing as a percentage of receivables	0.90%	0.90%
Global Commercial Services [Member] | Cardmember Receivables [Member]
Credit Quality Indicator for Loans and Receivables
Net Loss Ratio as a % of Charge Volume	0.06%	0.06%
90 days past billing as a percentage of receivables	0.80%	0.80%

Accounts Receivable and Loans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Impaired loans and receivables
Loans over 90 days past due and accruing interest	$ 132	$ 131
Non-accrual loans	431	535
Loans and receivables modified as a Troubled Debt Restructuring	750	918
Total impaired loans and receivables	1,313	1,584
Unpaid principal balance	1,253	1,513
Related allowance for Troubled Debt Restructurings	244	294
Accounts Receivable and Loans (Textuals) [Abstract]
Total loans and receivables modified as a TDR, non-accrual	320	410
Total loans and receivables modified as a TDR, past due 90 days and still accruing	6	4
U S Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	73	64
Non-accrual loans	426	529
Loans and receivables modified as a Troubled Debt Restructuring	627	736
Total impaired loans and receivables	1,126	1,329
Unpaid principal balance	1,073	1,268
Related allowance for Troubled Debt Restructurings	152	174
U S Card Services [Member] | Cardmember Receivables [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	0	0
Non-accrual loans	0	0
Loans and receivables modified as a Troubled Debt Restructuring	117	174
Total impaired loans and receivables	117	174
Unpaid principal balance	111	165
Related allowance for Troubled Debt Restructurings	91	118
International Card Services [Member] | Cardmember Loans [Member]
Impaired loans and receivables
Loans over 90 days past due and accruing interest	59	67
Non-accrual loans	5	6
Loans and receivables modified as a Troubled Debt Restructuring	6	8
Total impaired loans and receivables	70	81
Unpaid principal balance	69	80
Related allowance for Troubled Debt Restructurings	$ 1	$ 2

Accounts Receivable and Loans (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	$ 76	$ 93
Average balance of impaired loans	1,431	1,741
U S Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	60	67
Average balance of impaired loans	1,221	1,498
U S Card Services [Member] | Cardmember Receivables [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	0	0
Average balance of impaired loans	135	145
International Card Services [Member] | Cardmember Loans [Member]
Interest Income Recognized And Average Balances Of Impaired Cardmember Loans And Receivables [Line Items]
Interest income recognized	16	26
Average balance of impaired loans	$ 75	$ 98

Accounts Receivable and Loans (Details 6) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	143,000	197,000
Pre-Modification Outstanding Balance	$ 1,204	$ 1,512
Post-Modification Outstanding Balance	1,180	1,452
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	106,000	147,000
Pre-Modification Outstanding Balance	779	1,110
Post-Modification Outstanding Balance	762	1,064
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Number of Accounts	37,000	50,000
Pre-Modification Outstanding Balance	425	402
Post-Modification Outstanding Balance	$ 418	$ 388

Accounts Receivable and Loans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Account	Dec. 31, 2011 Account
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	24,000	52,000
Aggregated Outstanding Balance Upon Payment Default	$ 219	$ 388
Cardmember Loans [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	23,000	46,000
Aggregated Outstanding Balance Upon Payment Default	182	343
Cardmember Receivables [Member] | U S Card Services [Member]
Troubled Debt Restructuring, Debtor, Subsequent Periods [Line Items]
Number of Accounts	1,000	6,000
Aggregated Outstanding Balance Upon Payment Default	$ 37	$ 45

Accounts Receivable and Loans (Details Textuals) (U S Card Services [Member])	12 Months Ended
	Dec. 31, 2012 bp	Dec. 31, 2011 bp
Cardmember Loans [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average basis point reduction in interest rate by class of cardmember loans	12	11
Cardmember Receivables [Member]
Troubled Debt Restructuring, Debtor, Current Period [Line Items]
Average payment term extension	13	15

Reserves for Losses (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in the cardmember receivables reserve for losses
Balance, January 1	$ 438	$ 386	$ 546
Additions:
Cardmember receivables provisions	601	603	439
Cardmember receivables provisions - other	141	167	156
Total provision	742	770	595
Deductions:
Cardmember receivables net write-offs	(640)	(560)	(598)
Cardmember receivables reserves for losses - other	(112)	(158)	(157)
Balance, December 31	$ 428	$ 438	$ 386

Reserves for Losses (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cardmember Receivables And Related Reserves Evaluated Separately and Collectively For Impairment [Abstract]
Cardmember receivables evaluated separately for impairment	$ 117	$ 174	$ 114
Reserves on cardmember receivables evaluated separately for impairment	91	118	63
Cardmember receivables evaluated collectively for impairment	42,649	40,716	37,152
Reserves on cardmember receivables evaluated collectively for impairment	$ 337	$ 320	$ 323

Reserves for Losses (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Scenario Previously Reported [Member]	Dec. 31, 2010 Scenario Previously Reported [Member]	Dec. 31, 2009 Scenario Previously Reported [Member]	Dec. 31, 2011 Variable Interest Enterprise [Member] Scenario Adjustment [Member]	Dec. 31, 2010 Variable Interest Enterprise [Member] Scenario Adjustment [Member]	Dec. 31, 2009 Variable Interest Enterprise [Member] Scenario Adjustment [Member]
Changes in the cardmember loans reserve for losses
Balance, January 1	$ 1,874	$ 3,646	$ 5,799	$ 1,874	$ 3,646	$ 3,268	$ 0	$ 0	$ 2,531
Additions:
Cardmember loans provisions	1,031	145	1,445
Cardmember loans provisions - other	118	108	82
Total provision	1,149	253	1,527
Deductions:
Cardmember loans net write-offs - principal	(1,280)	(1,720)	(3,260)
Cardmember loans net write-offs - interest and fees	(157)	(201)	(359)
Cardmember loans - other	(115)	(104)	(61)
Balance, December 31	$ 1,471	$ 1,874	$ 3,646	$ 1,874	$ 3,646	$ 3,268	$ 0	$ 0	$ 2,531

Reserves For Losses (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cardmember Loans And Related Reserves Evaluated Separately And Collectively For Impairment [Abstract]
Cardmember loans evaluated separately for impairment	$ 633	$ 744	$ 1,087
Reserves on cardmember loans evaluated separately for impairment	153	176	279
Cardmember loans evaluated collectively for impairment	64,596	61,877	59,763
Reserves on cardmember loans evaluated collectively for impairment	$ 1,318	$ 1,698	$ 3,367

Reserves For Losses (Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	$ 112	$ 158	$ 157
Cardmember loans reserves for losses - other	115	104	61
Allowance for Cardmember Receivables and Reserves, Recoveries of Bad Debts	383	349	357
Allowance for Cardmember Loans, Recoveries of Bad Debts	493	578	568
Reserve For Losses Securitized Loans	2,531
Unauthorized Transactions [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	(141)	(161)	(148)
Cardmember loans reserves for losses - other	(116)	(103)	(78)
Foreign Currency Translation Adjustments [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	2	(2)	1
Cardmember loans reserves for losses - other	7	(2)	23
Cardmember Bankruptcy Reserves [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	18	0	0
Cardmember loans reserves for losses - other	4	0	0
Other Items [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Cardmember receivables reserves for losses - other	9	5	(10)
Cardmember loans reserves for losses - other	$ (10)	$ 1	$ (6)

Investment Securities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available for Sale Securities by Type
Cost	$ 5,145	$ 6,806
Gross Unrealized Gains	474	416
Gross Unrealized Losses	(5)	(75)
Estimated Fair Value	5,614	7,147
U.S. States and Political Subdivisions Debt Securities [Member]
Schedule of Available for Sale Securities by Type
Cost	4,280	4,968
Gross Unrealized Gains	199	103
Gross Unrealized Losses	(5)	(72)
Estimated Fair Value	4,474	4,999
U.S. Government agency obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	3	352
Gross Unrealized Gains	0	2
Gross Unrealized Losses	0	0
Estimated Fair Value	3	354
U.S. Government treasury obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	330	330
Gross Unrealized Gains	8	10
Gross Unrealized Losses	0	0
Estimated Fair Value	338	340
Corporate debt securities [Member]
Schedule of Available for Sale Securities by Type
Cost	73	626
Gross Unrealized Gains	6	9
Gross Unrealized Losses	0	(3)
Estimated Fair Value	79	632
Mortgage-backed Securities, Issued by US Government Sponsored Enterprises [Member]
Schedule of Available for Sale Securities by Type
Cost	210	261
Gross Unrealized Gains	14	17
Gross Unrealized Losses	0	0
Estimated Fair Value	224	278
Equity securities [Member]
Schedule of Available for Sale Securities by Type
Cost	64	95
Gross Unrealized Gains	232	265
Gross Unrealized Losses	0	0
Estimated Fair Value	296	360
Foreign government bonds and obligations [Member]
Schedule of Available for Sale Securities by Type
Cost	134	120
Gross Unrealized Gains	15	10
Gross Unrealized Losses	0	0
Estimated Fair Value	149	130
Availabe For Sale Securities Other [Member]
Schedule of Available for Sale Securities by Type
Cost	51	54
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Estimated Fair Value	$ 51	$ 54

Investment Securities (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	$ 100	$ 15
Estimated Fair Value, 12 months or more	73	1,096
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	(2)
Gross Unrealized Losses, 12 months or more	(4)	(73)
U.S. States and Political Subdivisions Debt Securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	100	0
Estimated Fair Value, 12 months or more	73	1,094
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	(4)	(72)
Corporate debt securities [Member]
Available-for-sale investment securities with gross unrealized losses and length of time
Estimated Fair Value, Less than 12 months	0	15
Estimated Fair Value, 12 months or more	0	2
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	0	(2)
Gross Unrealized Losses, 12 months or more	$ 0	$ (1)

Investment Securities (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012 securities	Dec. 31, 2011 securities
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	46	1
Number of securities, 12 months or more	4	136
Number of securities, total	50	137
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	$ 100	$ 15
Estimated Fair Value, 12 months or more	73	1,096
Estimated Fair Value, Total	173	1,111
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	(2)
Gross Unrealized Losses, 12 months or more	(4)	(73)
Gross Unrealized Losses, Total	(5)	(75)
Ratio Of Fair Value To Amortized Cost Between Ninety And One Hundred Percent [Member]
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months	46	0
Number of securities, 12 months or more	4	114
Number of securities, total	50	114
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months	100	0
Estimated Fair Value, 12 months or more	73	884
Estimated Fair Value, Total	173	884
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months	(1)	0
Gross Unrealized Losses, 12 months or more	(4)	(35)
Gross Unrealized Losses, Total	(5)	(35)
Ratio Of Fair Value To Amortized Cost Less Than Ninety Percent [Member]
Available For Sale Securities Continuous Unrealized Loss Position Qualitative Disclosure [Abstract]
Number of securities, less than 12 months		1
Number of securities, 12 months or more		22
Number of securities, total		23
Available-for-sale Securities, Continuous Unrealized Loss Position, Fair Value [Abstract]
Estimated Fair Value, Less than 12 months		15
Estimated Fair Value, 12 months or more		212
Estimated Fair Value, Total		227
Available-for-sale Securities, Continuous Unrealized Loss Position, Aggregate Losses [Abstract]
Gross Unrealized Losses, Less than 12 months		(2)
Gross Unrealized Losses, 12 months or more		(38)
Gross Unrealized Losses, Total		$ (40)

Investment Securities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Gross realized gains and losses on the sales of investment securities
Gains	$ 127	$ 16	$ 1
Losses	(1)	0	(6)
Total	$ 126	$ 16	$ (5)

Investment Securities (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Available For Sale Securities Debt Maturities Amortized Cost [Abstract]
Due within 1 year	$ 318
Due after 1 year but within 5 years	255
Due after 5 years but within 10 years	204
Due after 10 years	4,253
Total	5,030
Estimated Fair Value
Estimated Fair Value, Due within 1 year	319
Estimated Fair Value, Due after 1 year but within 5 years	264
Estimated Fair Value, Due after 5 years but within 10 years	220
Estimated Fair Value, Due after 10 years	4,464
Total	$ 5,267

Investment Securities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Investment Securities (Details) [Abstract]
Corporate debt obligations issued under the Temporary Liquidity Guarantee Program	$ 0	$ 600
Other-than-temporary impairments recognized during the period	$ 0	$ 0

Asset Securitizations (Details Textuals) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Securitized Trusts [Line Items]
Restricted cash	$ 568,000,000	$ 584,000,000
American Express Travel Related Services Company Inc [Member]
Securitized Trusts [Line Items]
Subordinated securities owned	800,000,000
American Express Charge Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	3,000,000	15,000,000
American Express Lending Trust [Member]
Securitized Trusts [Line Items]
Restricted cash	$ 73,000,000	$ 192,000,000

Other Assets (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets Details [Abstract]
Goodwill	$ 3,181	$ 3,172	$ 2,639
Deferred tax assets, net	2,458	2,875
Prepaid expenses	1,960	2,378
Other intangible assets, at amortized cost	993	1,149
Derivative assets	593	915
Restricted cash	568	584
Other	1,665	1,582
Other assets (includes restricted cash of consolidated variable interest entities)	$ 11,418	$ 12,655

Other Assets (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Goodwill [Roll Forward]
Goodwill, Beginning Balance	$ 3,172	$ 2,639
Acquisitions	1	559
Dispositions	(3)	(1)
Other, including foreign currency translation	11	(25)
Goodwill, Ending Balance	3,181	3,172
U S Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	175	175
Acquisitions	0	0
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	175	175
International Card Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,023	511
Acquisitions	1	538
Dispositions	(2)	0
Other, including foreign currency translation	9	(26)
Goodwill, Ending Balance	1,031	1,023
Global Commercial Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	1,543	1,544
Acquisitions	0	0
Dispositions	(1)	(1)
Other, including foreign currency translation	2	0
Goodwill, Ending Balance	1,544	1,543
Global Network And Merchant Services [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	160	159
Acquisitions	0	1
Dispositions	0	0
Other, including foreign currency translation	0	0
Goodwill, Ending Balance	160	160
Corporate and Other [Member]
Goodwill [Roll Forward]
Goodwill, Beginning Balance	271	250
Acquisitions	0	20
Dispositions	0	0
Other, including foreign currency translation	0	1
Goodwill, Ending Balance	$ 271	$ 271

Other Assets (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components of other intangible assets
Gross Carrying Amount	$ 1,666	$ 1,668
Accumulated Amortization	(673)	(519)
Net Carrying Amount	993	1,149
Other Contracts [Member]
Components of other intangible assets
Gross Carrying Amount	428	445
Accumulated Amortization	(147)	(112)
Net Carrying Amount	281	333
Customer Relationships [Member]
Components of other intangible assets
Gross Carrying Amount	1,238	1,223
Accumulated Amortization	(526)	(407)
Net Carrying Amount	$ 712	$ 816

Other Assets (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Estimated amortization expense for other intangible assets
Estimated amortization expense, 2013	$ 200
Estimated amortization expense, 2014	170
Estimated amortization expense, 2015	151
Estimated amortization expense, 2016	126
Estimated amortization expense, 2017	$ 75

Other Assets (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Assets [Line Items]
Prepaid expenses	$ 1,960,000,000	$ 2,378,000,000
Restricted cash	568,000,000	584,000,000
Other intangible assets, at amortized cost	993,000,000	1,149,000,000
Other Assets (Textuals) [Abstract]
Goodwill impaired	0	0
Accumulated goodwill impairment losses	0	0
Amortization expense	198,000,000	189,000,000	176,000,000
Affordable housing partnership interests	427,000,000	332,000,000
Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	712,000,000	816,000,000
Other Contracts [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	281,000,000	333,000,000
Minimum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	1 year 0 months 0 days
Amortization period of acquired finite-lived intangible assets	6 years 0 months 0 days
Maximum [Member]
Other Assets [Line Items]
Amortization period of intangible assets	22 years 0 months 0 days
Amortization period of acquired finite-lived intangible assets	13 years 0 months 0 days
Coupon and Certain Asset-Backed Securitization Maturities [Member]
Other Assets [Line Items]
Restricted cash	76,000,000	207,000,000
Airline [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	358,000,000	410,000,000
Airline [Member] | Delta [Member] | Customer Relationships [Member]
Other Assets [Line Items]
Other intangible assets, at amortized cost	156,000,000	195,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member]
Other Assets [Line Items]
Prepaid expenses	1,400,000,000	1,800,000,000
Prepaid Miles And Reward Points [Member] | Airline [Member] | Delta [Member]
Other Assets [Line Items]
Prepaid expenses	$ 1,100,000,000	$ 1,500,000,000

Customer Deposits (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S.:
Interest-bearing	$ 39,649	$ 37,271
Non-interest-bearing	10	4
Non-U.S.:
Interest-bearing	135	612
Non-interest-bearing	9	11
Total customer deposits	$ 39,803	$ 37,898

Customer Deposits (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
U.S. retail deposits:
Savings accounts - Direct	$ 18,713	$ 14,649
Certificates of deposit - Direct	725	893
Certificates of deposit - Third party	8,851	10,781
Sweep accounts - Third party	11,360	10,948
Other deposits	154	627
Total customer deposits	$ 39,803	$ 37,898

Customer Deposits (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits By Maturity
2013	$ 4,959
2014	2,613
2015	725
2016	739
2017	351
After 5 years	190
Total	9,577	12,000
United States [Member]
Time Deposits By Maturity
2013	4,958
2014	2,613
2015	725
2016	739
2017	351
After 5 years	190
Total	9,576
Non United States [Member]
Time Deposits By Maturity
2013	1
2014	0
2015	0
2016	0
2017	0
After 5 years	0
Total	$ 1

Customer Deposits (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Time Deposits 100000 Or More [Abstract]
U.S.	$ 475	$ 580
Non-U.S.	1	304
Total	$ 476	$ 884

Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term Debt [Line Items]
Outstanding Balance	$ 3,314	$ 4,337
Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.46%	1.14%
Commercial Paper [Member]
Short-term Debt [Line Items]
Outstanding Balance	0	608
Commercial Paper [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	0.00%	0.03%
Other Short Term Borrowings [Member]
Short-term Debt [Line Items]
Outstanding Balance	3,314	3,729
Other Short Term Borrowings [Member] | Bank Overdrafts [Member]
Short-term Debt [Line Items]
Outstanding Balance	$ 615	$ 821
Other Short Term Borrowings [Member] | Short-term Debt [Member]
Short-term Debt [Line Items]
Year-End Stated Rate on Debt	1.46%	1.32%

Debt (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Long-term Debt	$ 58,973	$ 59,570
Unamortized Underwriting Fees	(112)	(106)
Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	3.04%	3.69%
Parent Company [Member]
Debt Instrument [Line Items]
Long-term Debt	9,570	10,083
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2042
Long-term Debt	8,848	9,364
Year-End Effective Interest Rates with Swaps	4.95%	6.06%
Fixed Rate Senior Notes Amount [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.78%	6.90%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015-2017
Long-term Debt	2,120	2,149
Year-End Effective Interest Rates with Swaps	3.32%	3.32%
Fixed Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.12%	5.83%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2017
Long-term Debt	17,163	14,188
Year-End Effective Interest Rates with Swaps	2.39%	2.80%
Fixed Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.20%	4.78%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2017
Long-term Debt	2,764	3,581
Year-End Effective Interest Rates with Swaps	3.68%	3.11%
Fixed Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.68%	5.65%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	2,100	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.65%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	550	400
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Centurion Bank [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.76%	0.43%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2015
Long-term Debt	2,203	2,444
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.59%	1.24%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member]
Debt Instrument [Line Items]
Maturity Dates	2017
Long-term Debt	300	1,100
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Bank, FSB [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.51%	0.47%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2014
Long-term Debt	3,000	4,488
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.49%	0.52%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2018
Long-term Debt	12,810	15,065
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Senior Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.90%	0.95%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member]
Debt Instrument [Line Items]
Long-term Debt	0	72
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Charge Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.00%	0.75%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2013-2018
Long-term Debt	1,091	1,245
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.93%	0.85%
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%
Convertible Subordinated Debt [Member] | Parent Company [Member]
Debt Instrument [Line Items]
Maturity Dates	2036
Long-term Debt	749	749
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Convertible Subordinated Debt [Member] | Parent Company [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%	6.80%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2016
Long-term Debt	4,672	4,579
Year-End Effective Interest Rates with Swaps	0.00%	6.27%
Borrowings under Bank Credit Facilities [Member] | American Express Credit Corporation [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	4.87%	6.38%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member]
Debt Instrument [Line Items]
Maturity Dates	2015
Long-term Debt	300	0
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Subordinated Notes Amount [Member] | American Express Lending Trust [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	1.08%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2022
Long-term Debt	123	123
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	5.94%	5.74%
Fixed Rate Instruments [Member] | Other Subsidiaries [Member] | Sale Lease Back Transaction Name [Member]
Debt Instrument [Line Items]
Long-term Debt	118	123
Floating Rate Borrowings [Member] | Other Subsidiaries [Member]
Debt Instrument [Line Items]
Maturity Dates	2014-2015
Long-term Debt	$ 292	$ 129
Year-End Effective Interest Rates with Swaps	0.00%	0.00%
Floating Rate Borrowings [Member] | Other Subsidiaries [Member] | Long-term Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	0.65%	0.66%

Debt (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Aggregate annual maturities on long-term debt obligations
2013	$ 11,665
2014	15,001
2015	12,130
2016	6,101
2017	7,223
Thereafter	7,179
Total	59,299
Unamortized Underwriting Fees	(112)	(106)
Unamortized Discount and Premium	(17)
Impacts due to Debt Exchange	(977)
Impacts due to Fair Value Hedge Accounting	780
Total long-term debt	58,973	59,570
Parent Company [Member]
Aggregate annual maturities on long-term debt obligations
2013	1,000
2014	1,250
2015	0
2016	600
2017	1,500
Thereafter	5,939
Total	10,289
Total long-term debt	9,570	10,083
American Express Centurion Bank [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	0
2015	1,305
2016	0
2017	1,300
Thereafter	2
Total	2,607
American Express Credit Corporation [Member]
Aggregate annual maturities on long-term debt obligations
2013	4,859
2014	6,550
2015	5,227
2016	5,501
2017	1,500
Thereafter	0
Total	23,637
American Express Bank, FSB [Member]
Aggregate annual maturities on long-term debt obligations
2013	1,750
2014	0
2015	0
2016	0
2017	1,300
Thereafter	0
Total	3,050
American Express Charge Trust [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	3,000
2015	0
2016	0
2017	0
Thereafter	0
Total	3,000
American Express Lending Trust [Member]
Aggregate annual maturities on long-term debt obligations
2013	4,056
2014	4,000
2015	5,423
2016	0
2017	1,623
Thereafter	1,200
Total	16,302
Other Subsidiaries [Member]
Aggregate annual maturities on long-term debt obligations
2013	0
2014	201
2015	175
2016	0
2017	0
Thereafter	38
Total	$ 414

Debt (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012 M	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt (Textuals) [Abstract]
Date, interest rate automatically extended, Convertible subordinated notes	Sep 1, 2066
Principal outstanding of Subordinated Debentures	$ 750,000,000	$ 750,000,000	$ 750,000,000
Interest rate of convertible subordinated debt LIBOR rate plus an annual percentage after year five following the balance sheet date	3-month LIBOR + 2.23%
Convertible Subordinated Debentures Redeemable Percentage Of Principal	100.00%
Percentage of Tangible Common Equity To Total Adjusted Assets	less than 4 percent
Number of months prior to trigger determination date decline in tangible common equity	18
Percentage of Decline in Tangible Common Equity	10.00%
Total bank lines of credit of the company	7,700,000,000	7,500,000,000
Unutilized total credit lines	3,000,000,000	2,900,000,000
Lines of credit facility remaining borrowing capacity supporting commercial paper borrowings	3,000,000,000	2,900,000,000
Line of credit facility expiration amount				2,600,000,000	3,000,000,000	2,100,000,000
Fees to maintain credit lines	48,100,000,000	22,200,000,000
Line of Credit Facility financial covenants consolidated tangible net worth required	4,100,000,000
Line of credit facility financial covenants combined earnings and fixed charges to fixed charges ratio required	0.0125
Total Interest Paid	2,200,000,000	2,400,000,000	2,400,000,000
American Express Charge Trust [Member]
Debt Instrument [Line Items]
Face amount of eligible notes issued	3,000,000,000
Face amount of eligible notes draw downs	3,000,000,000
Specified date face amount of eligible notes issued	Jul 15, 2014
American Express Lending Trust [Member]
Debt Instrument [Line Items]
Face amount of eligible notes issued	2,000,000,000
Face amount of eligible notes draw downs	$ 0
Specified date face amount of eligible notes issued	Sep 15, 2015
Convertible Subordinated Debt [Member]
Debt Instrument [Line Items]
Year-End Stated Rate on Debt	6.80%

Other Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of other liabilities
Membership Rewards liability	$ 5,832	$ 5,066
Employee-related liablities	2,224	2,192
Rebate and reward accruals	2,079	1,866
Deferred card fees, net	1,286	1,063
Book overdraft balances	532	2,178
Other	5,604	4,792
Total	17,557	17,157
Carrying amount of deferred charge card and other fees
Deferred charge card and other fees	1,566	1,228
Deferred direct acquisition costs	(154)	(75)
Reserves for membership cancellations	(126)	(90)
Total	$ 1,286	$ 1,063

Derivatives and Hedging Activities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Not Sold Or Repledged [Member]
Derivatives, Fair Value [Line Items]
Securities received as collateral	$ 335
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	942	1,516
Cash collateral netting	(326)	(587)
Derivative asset and liability netting	(23)	(14)
Total derivatives, net	593	915
Other Assets [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	867	1,356
Other Assets [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	75	160
Other Assets [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	1
Other Assets [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	75	159
Other Assets [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	824	999
Other Assets [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	13
Other Assets [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	0	0
Other Assets [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives assets	43	344
Other Liabilities [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	329	108
Cash collateral netting	(21)	0
Derivative asset and liability netting	(23)	(14)
Total derivatives, net	285	94
Other Liabilities [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	169	55
Other Liabilities [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	160	53
Other Liabilities [Member] | Interest Rate Contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Foreign exchange contracts [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	158	50
Other Liabilities [Member] | Equity-linked contract [Member] | Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	2	3
Other Liabilities [Member] | Fair Value Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	0
Other Liabilities [Member] | Fair Value Hedging [Member] | Total Return Swap [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	19	0
Other Liabilities [Member] | Cash Flow Hedging [Member] | Interest Rate Contract [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	0	1
Other Liabilities [Member] | Net Investment Hedging [Member] | Foreign exchange contracts [Member] | Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Total fair value of derivatives liabilties	$ 150	$ 54

Derivatives and Hedging Activities (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Expense [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	$ (178)	$ 128	$ 246
Hedged item	132	(102)	(233)
Net hedge ineffectiveness	46	(26)	(13)
Other Revenues [Member] | Total Return Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Derivative contract	(53)	100	0
Hedged item	54	(112)	0
Net hedge ineffectiveness	$ (1)	$ 12	$ 0

Derivatives and Hedging Activities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flow Hedging [Member] | Interest Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	$ (1)	$ (13)	$ (36)
Net hedge ineffectiveness	0	0	0
Net Investment Hedging [Member] | Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount reclassified from AOCI into income	0	0	2
Net hedge ineffectiveness	$ 0	$ (3)	$ (3)

Derivatives and Hedging Activities (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ (56)	$ 196	$ 87
Interest Expense [Member] | Foreign exchange contracts [Member] | Short-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	3	7
Interest Expense [Member] | Foreign exchange contracts [Member] | Long-term Debt [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(1)	130	93
Other Expense [Member] | Interest Rate Contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(1)	3	(8)
Other Expense [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	(56)	51	(3)
Interest Income [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	0	9	4
Other Income [Member] | Equity-linked contract [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Pretax gains (losses)	$ 2	$ 0	$ (6)

Derivatives and Hedging Activities (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives and Hedging Activities (Textuals) [Abstract]
Net reduction in interest expense on long term debt and other	$ 491	$ 503	$ 522
Net pretax losses on derivatives reclassified from AOCI into earnings	0
Shares held in equity investment	415.9	605.4
Derivative [Line Items]
Equity investment	296	360
ICBC [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Derivative [Line Items]
Equity investment	295	359
Fair Value Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	18,400	17,100
Cash Flow Hedges [Member]
Derivative [Line Items]
Notional amount of long-term debt	0	305
Net Investment Hedges [Member]
Derivative [Line Items]
Effective portion of gain (loss) on hedges	(288)	(26)	32
Credit Valuation Adjustment [Member]
Derivative [Line Items]
Notional amount of long-term debt	$ 0	$ 0

Guarantees (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Type of Guarantee
Maximum potential amount of undiscounted future payments	$ 45,000,000,000	$ 52,000,000,000
Amount of related liability	186,000,000	194,000,000
Card and Travel Operations [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	44,000,000,000	51,000,000,000
Amount of related liability	93,000,000	96,000,000
Other Guarantees [Member]
Type of Guarantee
Maximum potential amount of undiscounted future payments	1,000,000,000	1,000,000,000
Amount of related liability	$ 93,000,000	$ 98,000,000

Common and Preferred Shares and Warrants (Details)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Authorized shares and a reconciliation of common shares issued and outstanding
Common shares, authorized	3,600,000,000	3,600,000,000	3,600,000,000
Shares issued and outstanding at beginning of year	1,164,000,000	1,197,000,000	1,192,000,000
Repurchases of common shares	(69,000,000)	(48,000,000)	(14,000,000)
Other, primarily stock option exercises and RSAs granted	10,000,000	15,000,000	19,000,000
Shares issued and outstanding as of December 31	1,105,000,000	1,164,000,000	1,197,000,000
Stockholders' Equity Note (Textuals) [Abstract]
Shares reserved for issuance under employee stock and employee benefit plans	80,000,000

Common and Preferred Shares and Warrants (Details Textuals) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 26, 2012
Component of Operating Other Cost and Expense [Line Items]
Common shares repurchased	69,000,000	48,000,000
Cost basis of common stock repurchased	$ 3,952	$ 2,300	$ 590
Common And Preferred Shares And Warrants (Textuals) [Abstract]
Common share repurchases authorized				150,000,000
Common shares remaining under share repurchase authorizations	83,000,000
Shares held as treasury shares	3,900,000	4,200,000	4,700,000
Cost basis of treasury stock	236	217	219
Preferred shares, authorized	20,000,000
Preferred shares, par value	1.66
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Commissions Paid [Member]
Component of Operating Other Cost and Expense [Line Items]
Cost basis of common stock repurchased	$ 1	$ 1

Changes in Accumulated Other Comprehensive Income (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Changes in Other Comprehensive income
Balances as of January 1	$ (876)
Pension and other postretirement benefit losses	(7)	(17)	5
Balances as of December 31	(927)	(876)
Tax impact for the changes in each component of accumulated other comprehensive (loss) income
Investment securities	7	149	(272)
Cash flow hedges	1	3	11
Foreign currency translation adjustments	24	(40)	22
Net investment hedges	(176)	(14)	(396)
Pension and other postretirement benefit losses	0	(7)	18
Total tax impact	(144)	91	(617)
Accumulated Other Comprehensive (Loss) Income [Member]
Changes in Other Comprehensive income
Balances as of January 1	(876)	(917)	(712)
Impact of the adoption of GAAP			(315)
Net unrealized gains (losses)	106	243	(141)
Reclassification for realized (gains) losses into earnings	(77)	(6)	25
Net translation of investments in foreign operations	215	(153)	189
Net gains (losses) related to hedges of investment in foreign operations	(288)	(26)	32
Pension and other postretirement benefit losses	(7)	(17)	5
Net change in accumulated other comprehensive (loss) income	(51)	41	(205)
Balances as of December 31	(927)	(876)	(917)
Net Unrealized Investment Gains (Losses) on Investment Securities [Member]
Changes in Other Comprehensive income
Balances as of January 1	288	57	507
Impact of the adoption of GAAP			(315)
Net unrealized gains (losses)	106	245	(139)
Reclassification for realized (gains) losses into earnings	(79)	(14)	4
Net change in accumulated other comprehensive (loss) income	27	231	(450)
Balances as of December 31	315	288	57
Net Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Changes in Other Comprehensive income
Balances as of January 1	(1)	(7)	(28)
Net unrealized gains (losses)		(2)	(2)
Reclassification for realized (gains) losses into earnings	1	8	23
Net change in accumulated other comprehensive (loss) income	1	6	21
Balances as of December 31	0	(1)	(7)
Foreign Currency Translation Adjustments [Member]
Changes in Other Comprehensive income
Balances as of January 1	(682)	(503)	(722)
Reclassification for realized (gains) losses into earnings	1		(2)
Net translation of investments in foreign operations	215	(153)	189
Net gains (losses) related to hedges of investment in foreign operations	(288)	(26)	32
Net change in accumulated other comprehensive (loss) income	(72)	(179)	219
Balances as of December 31	(754)	(682)	(503)
Net Unrealized Pension and Other Postretirement Benefit Losses [Member]
Changes in Other Comprehensive income
Balances as of January 1	(481)	(464)	(469)
Pension and other postretirement benefit losses	(7)	(17)	5
Net change in accumulated other comprehensive (loss) income	(7)	(17)	5
Balances as of December 31	$ (488)	$ (481)	$ (464)

Restructuring Charges (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Charges
Beginning Balance	$ 200	$ 215	$ 285
Restructuring charges, net of revisions	403	119	96
Payments	(133)	(129)	(155)
Other non-cash	0	(5)	(11)
Ending Balance	470	200	215
U S Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	26
International Card Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	54
Global Commercial Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	156
Global Network And Merchant Services [Member]
Restructuring Charges
Restructuring charges, net of revisions	25
Corporate and Other [Member]
Restructuring Charges
Restructuring charges, net of revisions	142
Employee Severance [Member]
Restructuring Charges
Beginning Balance	170	199	253
Restructuring charges, net of revisions	366	96	98
Payments	(124)	(121)	(141)
Other non-cash	0	(4)	(11)
Ending Balance	412	170	199
Other Terminations [Member]
Restructuring Charges
Beginning Balance	30	16	32
Restructuring charges, net of revisions	37	23	(2)
Payments	(9)	(8)	(14)
Other non-cash	0	(1)	0
Ending Balance	$ 58	$ 30	$ 16

Restructuring Charges (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	$ 403	$ 119	$ 96
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	738
Employee Severance [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	366	96	98
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	639
Other Terminations [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	37	23	(2)
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	99
U S Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	26
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	89
U S Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	83
U S Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	6
International Card Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	54
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	129
International Card Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	128
International Card Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	1
Global Commercial Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	156
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	289
Global Commercial Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	272
Global Commercial Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	17
Global Network And Merchant Services [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	25
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	50
Global Network And Merchant Services [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	50
Global Network And Merchant Services [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	0
Corporate and Other [Member]
Restructuring charges, by reportable segment
Restructuring charges, net of revisions	142
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	181
Severance and other charges	166
Corporate and Other [Member] | Employee Severance [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	106
Corporate and Other [Member] | Other Terminations [Member]
Restructuring charges, by reportable segment
Cumulative Restructuring Expense Incurred To Date On In-Progress Restructuring Programs	$ 75

Restructuring Charges (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Positions	Dec. 31, 2011	Dec. 31, 2010 Positions
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		$ 403	$ 119	$ 96
Restructuring charges, gross of revision adjustments	400
Restructuring and related cost number of positions to be eliminated		5,400		3,200
Decrease in staff level as a result of restructuring				400
Restructuring charges, revision adjustments		(16)	(27)	(27)
Downsizing and Reorganizing Operations [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments			105
Employee Severance [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		366	96	98
Restructuring charges, gross of revision adjustments		400		98
Facility Closing [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments			41
Smaller Initiatives [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, gross of revision adjustments		19		25
U S Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		26
Restructuring charges, revision adjustments			(13)
International Card Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		54
Restructuring charges, revision adjustments			(7)
Global Commercial Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		156
Restructuring charges, revision adjustments			5
Global Network And Merchant Services [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		25
Restructuring charges, revision adjustments			(4)
Corporate and Other [Member]
Restructuring Charges (Textuals) [Abstract]
Restructuring charges, net of revisions		142
Restructuring charges, revision adjustments			$ 3

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current income tax expense:
U.S. federal	$ 982	$ 958	$ 532
U.S. state and local	189	156	110
Non-U.S.	445	434	508
Total current income tax expense	1,616	1,548	1,150
Deferred income tax expense (benefit):
U.S. federal	359	464	782
U.S. state and local	39	68	78
Non-U.S.	(45)	(23)	(103)
Total deferred income tax expense	353	509	757
Total income tax expense on continuing operations	1,969	2,057	1,907
Income tax expense from discontinued operations	$ 0	$ (36)	$ 0

Income Taxes (Details 1)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective tax rate reconciliation
Combined tax at U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Increase (decrease) in taxes resulting from:
Tax-exempt income	(1.60%)	(1.50%)	(1.90%)
State and local income taxes, net of federal benefit	2.50%	2.60%	2.70%
Non-U.S. subsidiaries earnings	(5.20%)	(4.40%)	(3.10%)
Tax settlements	(0.20%)	(1.90%)	(1.30%)
All other	0.00%	(0.20%)	0.60%
Actual tax rates	30.50%	29.60%	32.00%

Income Taxes (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Reserves not yet deducted for tax purposes	$ 3,828	$ 3,435
Employee compensation and benefits	761	760
Other	556	626
Gross deferred tax assets	5,145	4,821
Valuation allowance	(162)	(112)
Deferred tax assets after valuation allowance	4,983	4,709
Deferred tax liabilities:
Intangibles and fixed assets	1,218	1,013
Deferred revenue	403	382
Deferred interest	378	0
Other	526	439
Gross deferred tax liabilities	2,525	1,834
Net deferred tax assets	$ 2,458	$ 2,875

Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance, January 1	$ 1,223	$ 1,377	$ 1,081
Increases:
Current year tax positions	51	77	182
Tax positions related to prior years	64	247	403
Decreases:
Tax positions related to prior years	(44)	(457)	(145)
Settlements with tax authorities	(25)	(2)	(138)
Lapse of statute of limitations	(37)	(19)	(6)
Effects of foreign currency translations	(2)	0	0
Balance, December 31	$ 1,230	$ 1,223	$ 1,377

Income Taxes (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes (Textuals)
U.S. statutory federal income tax rate	35.00%	35.00%	35.00%
Aggregate of federal taxes	$ 2,600,000,000
Income taxes paid	1,900,000,000	700,000,000	800,000,000
Unrecognized tax benefits	1,230,000,000	1,223,000,000	1,377,000,000	1,081,000,000
Unrecognized tax benefits as a result of potential resolutions of prior years' tax	971,000,000
Unrecognized tax benefits that affect effective tax rate	452,000,000	440,000,000	476,000,000
Unrecognized tax benefits, amounts recorded to equity	667,000,000
Unrecognized tax benefits impact not possible to quantify	304,000,000
Unrecognized tax benefits income tax penalties and interest expense	(8,000,000)	(63,000,000)	31,000,000
Unrecognized tax benefits income tax penalties and interest accrued	155,000,000	163,000,000
Tax Benefits from Discontinued Operations		36,000,000
Income Taxes Of Non Us Subsidiaries [Line Items]
Accumulated earnings intended to be permanently reinvested outside the U.S.	8,500,000,000
Internal Revenue Service (IRS) [Member] | Earliest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2005
Internal Revenue Service (IRS) [Member] | Latest Year [Member]
Income Tax Contingency [Line Items]
Open tax years by major tax jurisdiction	2007
International [Member]
Income Taxes Of Non Us Subsidiaries [Line Items]
Benefits related to the realization of certain foreign tax credits	$ 146,000,000	$ 77,000,000
Decrease in tax rate related to the realization of certain foreign tax credits	2.30%	1.10%

Earnings Per Common Share (EPS) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basic and diluted:
Income from continuing operations	$ 637	$ 1,250	$ 1,339	$ 1,256	$ 1,192	$ 1,235	$ 1,295	$ 1,177	$ 4,482	$ 4,899	$ 4,057
Earnings allocated to participating share awards	(7)	(14)	(14)	(14)	(14)	(15)	(15)	(14)	(49)	(58)	(51)
Income from discontinued operations	0	0	0	0	0	0	36	0	0	36	0
Net income attributable to common shareholders									4,433	4,877	4,006
Denominator:
Basic: Weighted-average common stock									1,135	1,178	1,188
Add: Weighted-average stock options									6	6	7
Diluted									1,141	1,184	1,195
Basic EPS:
Income from continuing operations attributable to common shareholders	$ 0.57	$ 1.1	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 3.91	$ 4.11	$ 3.37
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.57	$ 1.1	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 3.91	$ 4.14	$ 3.37
Diluted EPS:
Income from continuing operations attributable to common shareholders	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 3.89	$ 4.09	$ 3.35
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.1	$ 0.97	$ 3.89	$ 4.12	$ 3.35
Earnings Per Common Share (Textuals) [Abstract]
Subordinated debentures	$ 750				$ 750				$ 750	$ 750	$ 750
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per Share, amount									8	19	36

Details of Certain Consolidated Statements of Income Lines (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 2,317	$ 2,269	$ 2,031
Foreign currency conversion revenue [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	855	861	838
Delinquency fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	604	567	605
Service fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	362	355	328
Other commissions and fees [Member]
Component of Other Income, Nonoperating [Line Items]
Total other commissions and fees	$ 496	$ 486	$ 260

Details of Certain Consolidated Statements of Income Lines (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Other Income, Nonoperating [Line Items]
Total other revenues	$ 2,452	$ 2,164	$ 1,927
Global Network Services Partner Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	664	655	530
Net Gain (Loss) on Investment Securities [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	126	16	(5)
Other Revenues [Member]
Component of Other Income, Nonoperating [Line Items]
Total other revenues	$ 1,662	$ 1,493	$ 1,402

Details of Certain Consolidated Statements of Income Lines (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 9,971	$ 9,930	$ 8,738
Marketing and promotion [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	2,890	2,996	3,147
Cardmember rewards [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	6,282	6,218	5,000
Cardmember services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total marketing, promotion, rewards and cardmember services	$ 799	$ 716	$ 591

Details of Certain Consolidated Statements of Income Lines (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 6,573	$ 5,712	$ 5,107
Professional services [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	2,963	2,951	2,806
Occupancy and equipment [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	1,823	1,685	1,562
Communications [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	383	378	383
MasterCard and Visa settlements [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	0	(562)	(852)
Other net expenses [Member]
Component of Operating Other Cost and Expense [Line Items]
Total other, net expense	$ 1,404	$ 1,260	$ 1,208

Stock Plans (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Summary of Stock Option and RSA Activity
Beginning Balance, Shares	42,457
Granted, shares	1,205
Exercised, shares	(10,429)
Forfeited, shares	(280)
Expired, shares	(1,092)
Ending Balance, Shares	31,861
Beginning balance, weighted average exercise price	$ 41.63
Granted, weighted average exercise price	$ 49.23
Exercised, weighted average exercise price	$ 35.28
Forfeitures, weighted average exercise price	$ 34.55
Expired, weighted average exercise price	$ 54.05
Ending balance, weighted average exercise price	$ 43.62
Options vested and expected to vest, shares	31,792
Options vested and expected to vest, Weighted Average Exercise Price	$ 43.61
Options exercisable, shares	27,309
Options exercisable, Weighted Average Exercise Price	$ 44.91
Beginning balance, shares	13,996
Granted, shares	4,270
Vested, shares	(5,782)
Forfeited, shares	(684)
Ending balance, shares	11,800
Beginning Balance, Weighted Average Grant Price	$ 33.69
Granted, Weighted Average Grant Price	$ 49.8
Vested, Weighted Average Grant Price	$ 31.53
Forfeited, Weighted Average Grant Price	$ 37.84
Ending Balance, Weighted Average Grant Price	$ 40.31

Stock Plans (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Weighted-average remaining contractual life and aggregate intrinsic value of the Company's stock options outstanding, exerciseable, and vested and expected to vest
Weighted-average remaining contractual life, Outstanding	4 years 7 months 0 days
Aggregate intrinsic value, Outstanding	$ 444
Weighted-average remaining contractual life, Exercisable	4 years 1 month 0 days
Aggregate intrinsic value, Exercisable	346
Weighted-average remaining contractual life, Vested and Expected to Vest	4 years 7 months 0 days
Aggregate intrinsic value, Vested and Expected to Vest	$ 443

Stock Plans (Details 2) (Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Option [Member]
Weighted Average Assumptions Used
Dividend yield	1.50%	1.60%	1.80%
Expected volatility	41.00%	40.00%	41.00%
Risk-free interest rate	1.30%	2.30%	2.80%
Expected life of stock option (in years)	6 years 4 months 0 days	6 years 2 months 0 days	6 years 2 months 0 days
Weighted-average fair value per option	$ 17.48	$ 16.21	$ 14.11

Stock Plans (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 297	$ 301	$ 287
Stock Plans (Textuals) [Abstract]
Total income tax benefit recognized in the income statement for stock-based compensation arrangements	107	105	100
Restricted Stock Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	197	176	163
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	237
Weighted-average remaining vesting period	1 year 7 months 0 days
Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	29	40	58
Stock Plans (Textuals) [Abstract]
Total unrecognized compensation cost	27
Weighted-average remaining vesting period	1 year 5 months 0 days
Liability-Based Awards [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	70	83	64
Performance And Market-Based Stock Options [Member]
Stock Based Compensation Expense [Abstract]
Stock-based compensation expense	$ 1	$ 2	$ 2

Stock Plans (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Plans Details [Abstract]
Common shares unissued and available for grant	36,000,000	38,000,000	40,000,000
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average grant date fair value of RSAs granted	$ 49.8
Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Contractual term in years of stock option awards	10
Chief Executive Officer [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Non-qualified stock option awards granted to CEO	2,750,000
Contractual term in years of stock option awards	10
Vesting period in years of stock option awards	6
Chief Executive Officer [Member] | Deferred Profit Sharing [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	$ 10,500,000
Total compensation expense	500,000	2,400,000	2,400,000
Chief Executive Officer [Member] | Deferred Bonus [Member]
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Aggregate grant date fair value	33,800,000
Total compensation expense	0	0	0
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	Stock options generally vest 25 percent per year beginning with the first anniversary of the grant date.
Intrinsic value for options exercised	209,000,000	206,000,000	130,000,000
Cash received from the exercise of stock options	368,000,000	503,000,000	619,000,000
Tax benefit realized from income tax deductions from stock option exercises	45,000,000	60,000,000	35,000,000
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rights	RSAs are valued based on the stock price on the date of grant and generally vest 25 percent per year, beginning with the first anniversary of the grant date.
Total fair value of shares vested	296,000,000	221,000,000	175,000,000
Weighted-average grant date fair value of RSAs granted	$ 49.8	$ 45.11	$ 38.63
Liability-Based Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash paid upon vesting of PGs	$ 66,000,000	$ 58,000,000	$ 64,000,000

Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Pension Plans, Defined Benefit [Member]
Net periodic benefit cost
Net periodic pension benefit cost	74	51	40
Defined Contribution Pension [Member]
Net periodic benefit cost
Net periodic pension benefit cost	254	252	217
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net periodic benefit cost
Net periodic pension benefit cost	$ 19	$ 23	$ 25

Retirement Plans (Details 1) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Funded Status of Plan
Net funded status, beginning of year	$ (443)	$ (383)
Increase in fair value of plan assets	240	17
Increase in projected benefit obligation	(283)	(77)
Net change	(43)	(60)
Net funded status, end of year	$ (486)	$ (443)

Retirement Plans (Details 2) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Defined Benefit [Member]
Defined Benefit plan change in fair value of plan assets
Fair value of plan assets, beginning of year	$ 2,069	$ 2,052
Actual return on plan assets	298	89
Employer contributions	47	35
Benefits paid	(69)	(60)
Settlements	(66)	(68)
Foreign currency exchange rate changes	30	21
Net change	240	17
Fair value of plan assets, end of year	$ 2,309	$ 2,069

Retirement Plans (Details 3) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Change in the benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 2,512	$ 2,435
Service cost	19	22	19
Interest cost	115	126	126
Benefits paid	(69)	(60)
Actuarial loss	261	33
Settlements	(66)	(68)
Plan amendment	(10)	0
Foreign currency exchange rate changes	33	24
Net change	283	77
Projected benefit obligation, end of year	$ 2,795	$ 2,512	$ 2,435

Retirement Plans (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ 233	$ 233
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	488	481
Pension Plans, Defined Benefit [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	712	690
Net prior service credit	(11)	(2)
Total, pretax effect	701	688
Tax impact	(233)	(229)
Accumulated Other Comprehensive Income (Loss), Defined Benefit Pension and Other Postretirement Plans, Net of Tax, Total	$ 468	$ 459

Retirement Plans (Details 5) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Net actuarial gain:
Reclassified to earnings from equity	$ (80)
Losses in current year	102
Net actuarial gain, pretax	22
Net prior service credit:
Reclassification to earnings from equity	1
Gains in current year	(10)
Net prior service credit, pretax	(9)
Total, pretax	$ 13

Retirement Plans (Details 6) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Accumulated and Projected Benefit Obligations
Accumulated benefit obligation	$ 2,718	$ 2,459
Projected benefit obligation	2,795	2,512	2,435
Schedule of benefit obligations in excess of fair value of plan assets
Accumulated benefit obligation	2,635	2,418
Fair value of plan assets	2,222	2,028
Projected benefit obligation and fair value of plan assets for pension plans with projected benefit obligation that exceeds the fair value of plan assets
Projected benefit obligation	2,795	2,512
Fair value of plan assets	$ 2,309	$ 2,069

Retirement Plans (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net periodic benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Pension Plans, Defined Benefit [Member]
Net periodic benefit cost
Service cost	19	22	19
Interest cost	115	126	126
Expected return on plan assets	(139)	(148)	(145)
Amortization of prior service cost	(1)	0	(1)
Recognized net actuarial loss	66	36	23
Settlements losses	(14)	(15)	(18)
Net periodic pension benefit cost	$ 74	$ 51	$ 40

Retirement Plans (Details 8) (Pension Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine defined benefit pension obligations
Discount rates	3.80%	4.70%
Rates of increase in compensation levels	3.60%	3.70%
Weighted-average assumptions used to determine net periodic pension benefit costs
Discount rates	4.60%	5.00%	5.30%
Rates of increase in compensation levels	3.70%	4.00%	3.60%
Expected long-term rates of return on assets	6.70%	6.90%	6.90%

Retirement Plans (Details 9) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended								12 Months Ended								12 Months Ended				12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Equity securities [Member] Domestic [Member]	Dec. 31, 2011 Equity securities [Member] Domestic [Member]	Dec. 31, 2012 Equity securities [Member] International [Member]	Dec. 31, 2011 Equity securities [Member] International [Member]	Dec. 31, 2012 Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Domestic [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Domestic [Member]	Dec. 31, 2012 Fixed Income Funds [Member] International [Member]	Dec. 31, 2011 Fixed Income Funds [Member] International [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Balanced Funds [Member]	Dec. 31, 2011 Balanced Funds [Member]	Dec. 31, 2012 Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member]	Dec. 31, 2012 Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2012 Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 1 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 1 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 1 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 1 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 1 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 2 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 2 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 2 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 2 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 2 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 3 [Member] Equity securities [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2011 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] Domestic [Member]	Dec. 31, 2012 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2011 Level 3 [Member] Fixed Income Funds [Member] Pension Plans, Defined Benefit [Member] International [Member]	Dec. 31, 2012 Level 3 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Balanced Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Cash and Cash Equivalents [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2012 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2011 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]	Dec. 31, 2010 Level 3 [Member] Other Funds [Member] Pension Plans, Defined Benefit [Member]
Target allocation and categorization of all defined benefit pension plan assets measured at fair value on recurring basis
Target allocation percentage of assets	100.00%	100.00%				15.00%	15.00%	30.00%	30.00%					30.00%	30.00%	15.00%	15.00%
Total target asset allocations																						5.00%	5.00%			0.00%	0.00%			5.00%	5.00%
Fair value of plan assets			$ 2,309	$ 2,069	$ 2,052					$ 318	$ 250	$ 732	$ 644					$ 639	$ 582	$ 447	$ 406			$ 72	$ 69			$ 25	$ 12			$ 76	$ 106	$ 1,075	$ 906	$ 318	$ 250	$ 732	$ 644	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 25	$ 12	$ 0	$ 0	$ 1,158	$ 1,057	$ 0	$ 0	$ 0	$ 0	$ 639	$ 582	$ 447	$ 406	$ 72	$ 69	$ 0	$ 0	$ 0	$ 0	$ 76	$ 106	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 76	$ 106	$ 101

Retirement Plans (Details 10) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Level 3 [Member]	Dec. 31, 2011 Level 3 [Member]	Dec. 31, 2012 Other Funds [Member]	Dec. 31, 2011 Other Funds [Member]	Dec. 31, 2012 Other Funds [Member] Level 3 [Member]	Dec. 31, 2011 Other Funds [Member] Level 3 [Member]
Effect of significant unobservable inputs changes in plan assets
Fair value of plan assets, beginning of year	$ 2,309	$ 2,069	$ 2,052	$ 76	$ 106	$ 76	$ 106	$ 106	$ 101
Actual net gains (losses) on plan assets:
Held at the end of the year								7	12
Sold during the year								5	2
Total net gains (losses)								12	14
Net purchases (sales and settlements)								(42)	(9)
Net (decrease) increase								(30)	5
Fair value of plan assets, end of year	$ 2,309	$ 2,069	$ 2,052	$ 76	$ 106	$ 76	$ 106	$ 76	$ 106

Retirement Plans (Details 11) (Pension Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Defined Benefit [Member]
Expected payments
2013	$ 149
2014	162
2015	169
2016	174
2017	186
2018-2022	$ 954

Retirement Plans (Details 12) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Net Periodic Benefit Cost that are not yet recognized
Tax impact	$ 233	$ 233
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	488	481
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net Periodic Benefit Cost that are not yet recognized
Net actuarial loss	32	35
Total, pretax effect	32	35
Tax impact	(12)	(13)
Accumulated Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net of Tax	$ 20	$ 22

Retirement Plans (Details 13) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
Net actuarial gain:
Reclassified to earnings from equity	$ (1)
Gains in current year	(2)
Net actuarial gain, pretax	$ (3)

Retirement Plans (Details 14) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in the projected benefit obligation of pension and other employee benefit plans
Projected benefit obligation, beginning of year	$ 311	$ 319
Service cost	4	5	6
Interest cost	14	16	17
Benefits paid	(17)	(18)
Actuarial (gain) loss	(2)	(5)
Curtailment gains	0	(6)
Net change	(1)	(8)
Projected benefit obligation, end of year	$ 310	$ 311	$ 319

Retirement Plans (Details 15) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of net periodic pension benefit cost
Net periodic pension benefit cost	$ 347	$ 326	$ 282
Other Postretirement Benefit Plans, Defined Benefit [Member]
Schedule of net periodic pension benefit cost
Service cost	4	5	6
Interest cost	14	16	17
Recognized net actuarial loss	1	3	2
Curtailment gain	0	(1)	0
Net periodic pension benefit cost	$ 19	$ 23	$ 25

Retirement Plans (Details 16) (Other Postretirement Benefit Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine defined benefit pension obligations
Discount rates	3.60%	4.50%
Health care cost increase rate:
Following year	7.50%	8.00%
Decreasing to the year 2018	5.00%	5.00%

Retirement Plans (Details 17) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
One percentage-point change in assumed health care cost trend rates
One percentage-point increase on benefits earned and interest cost for U.S. plans	$ 1	$ 1
One percentage-point decrease on benefits earned and interest cost for U.S. plans	(1)	(1)
One percentage-point increase on postretirement benefit obligation for U.S. plans	13	13
One percentage-point decrease on postretirement benefit obligation for U.S. plans	$ (12)	$ (12)

Retirement Plans (Details 18) (Other Postretirement Benefit Plans, Defined Benefit [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plans And Other Postretirement Benefit Plans [Abstract]
2013	$ 21
2014	22
2015	22
2016	22
2017	22
2018-2022	$ 108

Retirement Plans (Details Textuals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Defined Benefit [Member]
Retirement Plans (Textuals) [Abstract]
Interest rate of defined benefit pension plans, Minimum	5.00%
Interest rate of defined benefit pension plans, maximum	10.00%
Net funded status related to the defined benefit pension plans	$ (486)	$ (443)	$ (383)
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2013	73
Net prior service cost that is expected to be recognized as a component of net periodic pension benefit cost	(1)
Expected contribution in next year	46
Weighted-average discount rate used to determine net periodic benefit cost	4.60%	5.00%	5.30%
Weighted-average assumptions used to determine net periodic pension benefit costs	5 to 15 years
Defined Contribution Pension [Member]
Retirement Plans (Textuals) [Abstract]
Number of shares held of company stock for employees by RSP	10	11
Maximum percentage of total pay that the employee can be matched by the Company	5.00%
Additional annual conversion contributions of total pay that are provided into the RSP	8.00%
Total expense for all defined contribution retirement plans	254	252	217
Minimum percentage of an employee's eligible compensation used to calculate an annual profit-sharing contribution to the employee	0.00%
Maximum percentage of an employee's eligible compensation used to calculate an annual profit-sharing contribution to the employee	5.00%
Other Postretirement Benefit Plans, Defined Benefit [Member]
Retirement Plans (Textuals) [Abstract]
Estimated portion of the net actuarial loss that is expected to be recognized as a component of net periodic pension benefit cost in 2013	0
Expected contribution in next year	$ 21
Weighted-average discount rate used to determine net periodic benefit cost	4.40%	4.90%	5.40%

Significant Credit Concentrations (Details) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Maximum Credit Exposure by Category
On-balance sheet	$ 141	$ 142
Individuals [Member]
Maximum Credit Exposure by Category
On-balance sheet	95	92
Unused lines-of-credit	253	238
Financial Institutions [Member]
Maximum Credit Exposure by Category
On-balance sheet	25	28
United States Government And Agencies [Member]
Maximum Credit Exposure by Category
On-balance sheet	5	6
Other Concentration [Member]
Maximum Credit Exposure by Category
On-balance sheet	$ 16	$ 16

Significant Credit Concentrations (Details 1) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Card member loans and receivables exposure
On-balance sheet	$ 108	$ 104
Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	253	238
U.S. [Member]
Card member loans and receivables exposure
On-balance sheet	85	82
U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	208	195
Non-U.S. [Member]
Card member loans and receivables exposure
On-balance sheet	23	22
Non-U.S. [Member] | Individuals [Member]
Card member loans and receivables exposure
Unused lines-of-credit	$ 45	$ 43

Significant Credit Concentrations (Details Textuals)	12 Months Ended
Dec. 31, 2012
Significant Credit Concentrations (Textuals) [Abstract]
Percentage of worldwide billed business	5.00%
Percentage of worldwide cardmember lending receivables	15.00%

Regulatory Matters and Capital Adequacy (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters And Capital Adequacy [Abstract]
Well-capitalized ratios	10.00%	10.00%
Minimum capital ratios	8.00%	8.00%
Leverage capital required, Well-capitalized ratios	5.00%	5.00%
Leverage capital required, Minimum capital ratios	4.00%	4.00%
Risk-based capital required, Well-capitalized ratios	6.00%	6.00%
Risk-based capital required, Minimum capital ratios	4.00%	4.00%
Parent Company [Member]
Regulatory capital ratios
Tier 1 capital	14,920	14,881
Total capital	17,349	17,271
Tier 1 capital ratio	11.90%	12.30%
Total capital ratio	13.80%	14.30%
Tier 1 leverage ratio	10.20%	10.20%
American Express Centurion Bank [Member]
Regulatory capital ratios
Tier 1 capital	5,814	6,029
Total capital	6,227	6,431
Tier 1 capital ratio	17.60%	18.80%
Total capital ratio	18.90%	20.10%
Tier 1 leverage ratio	17.00%	19.10%
American Express Bank, FSB [Member]
Regulatory capital ratios
Tier 1 capital	6,649	6,493
Total capital	7,556	7,363
Tier 1 capital ratio	16.50%	17.40%
Total capital ratio	18.70%	19.80%
Tier 1 leverage ratio	17.50%	18.40%

Regulatory Matters and Capital Adequacy (Details Textuals) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Regulatory Matters And Capital Adequacy [Abstract]
Restricted net assets of subsidiaries	$ 9.4
American Express Centurion Bank [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	2	1.5
Retained Earnings Available For Payment Of Dividends	4.7	4.6
American Express Bank, FSB [Member]
Regulatory Matters And Capital Adequacy [Abstract]
Dividends paid from retained earnings to its parent company	1.5	0.6
Retained Earnings Available For Payment Of Dividends	$ 4.7	$ 4.6

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Minimum aggregate rental commitment under all noncancelable operating leases
2013	$ 275
2014	240
2015	199
2016	153
2017	131
Thereafter	1,005
Total	$ 2,003

Commitments and Contingencies (Details Textuals) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Lease Termination Penalties [Member]	Dec. 31, 2011 Visa [Member]	Dec. 31, 2010 Visa [Member]	Dec. 31, 2007 Visa [Member]	Dec. 31, 2011 Mastercard [Member]	Dec. 31, 2010 Mastercard [Member]
Component of Operating Other Cost and Expense [Line Items]
Total rental expense	$ 305,000,000	$ 280,000,000	$ 250,000,000	$ 13,000,000
Aggregate maximum payments received by the company	4,050,000,000						1,130,000,000
After tax settlement							700,000,000
Pretax quarterly payments					280,000,000	280,000,000		300,000,000	600,000,000
After tax quarterly payments					172,000,000	172,000,000		186,000,000	372,000,000
Commitments And Contingencies (Textuals) [Abstract]
Range of possible loss, minimum	0
Range of possible loss, maximum	430,000,000
Contingent obligations with co-brand partners	4,100,000,000
Amount of rentals subject to subleasing arrangements	22,000,000
Future minimum payments on capital leases due, in 2013	10,000,000
Future minimum payments on capital leases due, in 2014	10,000,000
Future minimum payments on capital leases due, in 2015	3,000,000
Future minimum payments on capital leases due, in 2016	3,000,000
Future minimum payments on capital leases due, in 2017	3,000,000
Future minimum payments on capital leases due, thereafter	$ 11,000,000

Reportable Operating Segments and Geographic Operations (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Non-interest revenues									$ 26,954	$ 25,586	$ 22,932
Interest income									6,854	6,696	7,073
Interest expense									2,226	2,320	2,423
Total revenues, net of interest expense	8,141	7,862	7,965	7,614	7,742	7,571	7,618	7,031	31,582	29,962	27,582
Total provision									1,990	1,112	2,207
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
Income tax benefit									1,969	2,057	1,907
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177	4,482	4,899	4,057
Total shareholders' equity	18,886				18,794				18,886	18,794	16,230	12,637
U S Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									11,469	10,804	9,997
Interest income									5,342	5,074	5,277
Interest expense									765	807	812
Total revenues, net of interest expense									16,046	15,071	14,462
Total provision									1,429	687	1,591
Pretax income from continuing operations									4,069	4,129	3,504
Income tax benefit									1,477	1,449	1,279
Income from continuing operations									2,592	2,680	2,225
Total shareholders' equity	8,700				8,800				8,700	8,800	7,400
International Card Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,561	4,470	3,784
Interest income									1,147	1,195	1,287
Interest expense									402	426	428
Total revenues, net of interest expense									5,306	5,239	4,643
Total provision									330	268	392
Pretax income from continuing operations									659	762	589
Income tax benefit									25	39	52
Income from continuing operations									634	723	537
Total shareholders' equity	2,900				2,800				2,900	2,800	2,200
Global Commercial Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									4,995	4,880	4,347
Interest income									11	9	7
Interest expense									257	264	227
Total revenues, net of interest expense									4,749	4,625	4,127
Total provision									136	76	157
Pretax income from continuing operations									960	1,075	723
Income tax benefit									316	337	273
Income from continuing operations									644	738	450
Total shareholders' equity	3,600				3,600				3,600	3,600	3,700
Global Network And Merchant Services [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									5,005	4,713	4,101
Interest income									23	5	4
Interest expense									(243)	(224)	(200)
Total revenues, net of interest expense									5,271	4,942	4,305
Total provision									74	75	61
Pretax income from continuing operations									2,219	1,979	1,589
Income tax benefit									776	686	564
Income from continuing operations									1,443	1,293	1,025
Total shareholders' equity	2,000				2,000				2,000	2,000	1,900
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Non-interest revenues									924	719	703
Interest income									331	413	498
Interest expense									1,045	1,047	1,156
Total revenues, net of interest expense									210	85	45
Total provision									21	6	6
Pretax income from continuing operations									(1,456)	(989)	(441)
Income tax benefit									(625)	(454)	(261)
Income from continuing operations									(831)	(535)	(180)
Total shareholders' equity	$ 1,700				$ 1,600				$ 1,700	$ 1,600	$ 1,000

Reportable Operating Segements and Geographic Operations (Details 1) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense	$ 8,141	$ 7,862	$ 7,965	$ 7,614	$ 7,742	$ 7,571	$ 7,618	$ 7,031	$ 31,582	$ 29,962	$ 27,582
Pretax income from continuing operations	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
United States Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									22,631	21,254	19,976
Pretax income from continuing operations									6,468	6,971	6,137
EMEA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,594	3,551	3,132
Pretax income from continuing operations									505	620	444
JAPA Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									3,106	3,071	2,630
Pretax income from continuing operations									426	430	273
LACC Geographic Region [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									2,774	2,706	2,451
Pretax income from continuing operations									605	583	469
Other Unallocated [Member]
Segment Revenues And Pretax Income Loss By Geographic Location [Line Items]
Total revenues net of interest expense									(523)	(620)	(607)
Pretax income from continuing operations									$ (1,553)	$ (1,648)	$ (1,359)

Parent Company (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Non-interest revenues
Gain on sale of securities									$ 126	$ 16	$ (5)
Total other revenues									2,452	2,164	1,927
Total non-interest revenues									26,954	25,586	22,932
Interest income									6,854	6,696	7,073
Interest expense									(2,226)	(2,320)	(2,423)
Expenses
Salaries and employee benefits									6,597	6,252	5,566
Other, net									6,573	5,712	5,107
Total									23,141	21,894	19,411
Pretax loss	929	1,870	1,879	1,773	1,748	1,711	1,765	1,732	6,451	6,956	5,964
Income tax benefit									1,969	2,057	1,907
Income from continuing operations	637	1,250	1,339	1,256	1,192	1,235	1,295	1,177	4,482	4,899	4,057
Income from discontinued operations, net of tax	0	0	0	0	0	0	(36)	0	0	(36)	0
Net income	637	1,250	1,339	1,256	1,192	1,235	1,331	1,177	4,482	4,935	4,057
Parent Company [Member]
Non-interest revenues
Gain on sale of securities									121	15	0
Total other revenues									(12)	3	8
Total non-interest revenues									109	18	8
Interest income									137	142	136
Interest expense									(609)	(633)	(638)
Total revenues net of interest expense									(363)	(473)	(494)
Expenses
Salaries and employee benefits									165	173	153
Other, net									214	186	117
Total									379	359	270
Pretax loss									(742)	(832)	(764)
Income tax benefit									(258)	(346)	(292)
Net loss before equity in net income of subsidiaries and affiliates									(484)	(486)	(472)
Equity in net income of subsidiaries and affiliates									4,966	5,385	4,529
Income from continuing operations									4,482	4,899	4,057
Income from discontinued operations, net of tax									0	36	0
Net income									$ 4,482	$ 4,935	$ 4,057

Parent Company (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash and cash equivalents	$ 22,250	$ 24,893	$ 16,356	$ 16,599
Investment securities	5,614	7,147
Accounts receivable, less reserves	42,338	40,452
Premises and equipment, less accumulated depreciation	3,635	3,367
Other assets	11,418	12,655
Total assets	153,140	153,337
Liabilities and Shareholders' Equity
Long-term debt	58,973	59,570
Total liabilities	134,254	134,543
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794	16,230	12,637
Total liabilities and shareholders' equity	153,140	153,337
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	5,429	4,747
Parent Company [Member]
Assets
Cash and cash equivalents	4,797	6,914	5,267	5,679
Investment securities	296	360
Equity in net assets of subsidiaries and affiliates of continuing operations	19,087	17,374
Accounts receivable, less reserves	655	53
Premises and equipment, less accumulated depreciation	117	96
Loans to subsidiaries and affiliates	6,733	5,132
Due from subsidiaries and affiliates	1,189	1,363
Other assets	441	769
Total assets	33,315	32,061
Liabilities and Shareholders' Equity
Accounts payable and other liabilities	1,474	1,466
Due to subsidiaries and affiliates	1,069	823
Short-term debt of subsidiaries and affiliates	2,316	895
Long-term debt	9,570	10,083
Total liabilities	14,429	13,267
Stockholders' Equity Attributable to Parent [Abstract]
Common shares	221	232
Additional paid-in capital	12,067	12,217
Retained earnings	7,525	7,221
Accumulated other comprehensive loss	(927)	(876)
Total shareholders' equity	18,886	18,794
Total liabilities and shareholders' equity	33,315	32,061
Parent Company Details (Textuals) [Abstract]
Premises and equipment, accumulated depreciation	$ 59	$ 44

Parent Company (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash Flows from Operating Activities
Net income	$ 637	$ 1,250	$ 1,339	$ 1,256	$ 1,192	$ 1,235	$ 1,331	$ 1,177	$ 4,482	$ 4,935	$ 4,057
Equity in net income of subsidiaries and affiliates:
Income from discontinued operations, net of tax	0	0	0	0	0	0	(36)	0	0	(36)	0
Gain on sale of securities									(126)	(16)	5
Premium paid on debt exchange									(541)	0	0
Net cash provided by operating activities									7,082	9,768	8,729
Cash Flows from Investing Activities
Premises and equipment									1,053	1,189	878
Purchase of investments									(473)	(1,158)	(7,804)
Net cash used in investing activities									(6,545)	(491)	(1,229)
Cash Flows from Financing Activities
Principal payment of debt									14,076	21,029	17,670
Issuance of American Express common shares and other									443	594	663
Repurchase of American Express common shares									(3,952)	(2,300)	(590)
Dividends paid									(902)	(861)	(867)
Net cash used in financing activities									(3,268)	(677)	(7,878)
Net change in cash and cash equivalents									(2,643)	8,537	(243)
Cash and cash equivalents at beginning of year				24,893				16,356	24,893	16,356	16,599
Cash and cash equivalents at end of year	22,250				24,893				22,250	24,893	16,356
Parent Company [Member]
Cash Flows from Operating Activities
Net income									4,482	4,935	4,057
Equity in net income of subsidiaries and affiliates:
Continuing operations									(4,966)	(5,385)	(4,530)
Income from discontinued operations, net of tax									0	36	0
Dividends received from subsidiaries and affiliates									3,355	3,773	1,999
Gain on sale of securities									(121)	(15)	0
Other operating activities, primarily with subsidiaries and affiliates									196	671	(39)
Premium paid on debt exchange									(541)	0	0
Net cash provided by operating activities									2,405	3,943	1,487
Cash Flows from Investing Activities
Sale/redemption of investments									118	20	9
Premises and equipment									(38)	(35)	(32)
Loans to subsidiaries and affiliates									(1,601)	(189)	(1,064)
Purchase of investments									0	(2)	(3)
Investments in subsidiaries and affiliates									(11)	(18)	0
Net cash used in investing activities									(1,532)	(224)	(1,090)
Cash Flows from Financing Activities
Principal payment of debt									0	(400)	0
Short-term debt of subsidiaries and affiliates									1,421	895	0
Long-term debt of subsidiaries and affiliates									0	0	(15)
Issuance of American Express common shares and other									443	594	663
Repurchase of American Express common shares									(3,952)	(2,300)	(590)
Dividends paid									(902)	(861)	(867)
Net cash used in financing activities									(2,990)	(2,072)	(809)
Net change in cash and cash equivalents									(2,117)	1,647	(412)
Cash and cash equivalents at beginning of year				6,914				5,267	6,914	5,267	5,679
Cash and cash equivalents at end of year	$ 4,797				$ 6,914				$ 4,797	$ 6,914	$ 5,267

Parent Company (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	$ (977)
Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	(439)	0	0
Parent Company [Member]
Parent Company Details (Textuals) [Abstract]
Guarantees of indebtedness	40
Lines of credit drawn down	0
Parent Company [Member] | Non Cash [Member]
Parent Company Details (Textuals) [Abstract]
Impacts due to Debt Exchange	$ (439)	$ 0	$ 0

Quarterly Financial Data (Unaudited) (Details) (USD $)	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Disclosure of quarterly financial data
Total revenues net of interest expense	$ 8,141,000,000	$ 7,862,000,000	$ 7,965,000,000	$ 7,614,000,000	$ 7,742,000,000	$ 7,571,000,000	$ 7,618,000,000	$ 7,031,000,000	$ 31,582,000,000	$ 29,962,000,000	$ 27,582,000,000
Pretax income from continuing operations	929,000,000	1,870,000,000	1,879,000,000	1,773,000,000	1,748,000,000	1,711,000,000	1,765,000,000	1,732,000,000	6,451,000,000	6,956,000,000	5,964,000,000
Income from continuing operations	637,000,000	1,250,000,000	1,339,000,000	1,256,000,000	1,192,000,000	1,235,000,000	1,295,000,000	1,177,000,000	4,482,000,000	4,899,000,000	4,057,000,000
Income from discontinued operations	0	0	0	0	0	0	36,000,000	0	0	36,000,000	0
Net income attributable to common shareholders	637,000,000	1,250,000,000	1,339,000,000	1,256,000,000	1,192,000,000	1,235,000,000	1,331,000,000	1,177,000,000	4,482,000,000	4,935,000,000	4,057,000,000
Earnings per Common Share Basic: (Note 18)
Income from continuing operations attributable to common shareholders	$ 0.57	$ 1.1	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.08	$ 0.98	$ 3.91	$ 4.11	$ 3.37
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.57	$ 1.1	$ 1.16	$ 1.07	$ 1.02	$ 1.04	$ 1.11	$ 0.98	$ 3.91	$ 4.14	$ 3.37
Earnings per Common Share Diluted: (Note 18)
Continuing operations	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.07	$ 0.97	$ 3.89	$ 4.09	$ 3.35
Income from discontinued operations	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.03	$ 0	$ 0	$ 0.03	$ 0
Net income attributable to common shareholders	$ 0.56	$ 1.09	$ 1.15	$ 1.07	$ 1.01	$ 1.03	$ 1.1	$ 0.97	$ 3.89	$ 4.12	$ 3.35
Cash dividends declared per common share	$ 0.2	$ 0.2	$ 0.2	$ 0.2	$ 0.18	$ 0.18	$ 0.18	$ 0.18	$ 0.8	$ 0.72	$ 0.72
Common share price:
High	59.4	59.73	61.42	59.26	52.35	53.8	51.97	46.93
Low	$ 53.02	$ 54.35	$ 53.18	$ 47.4	$ 41.3	$ 42.03	$ 45.1	$ 42.19

Quarterly Financial Data (Details Textuals) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Quarterly Financial Data (Textuals) [Abstract]
Membership rewards expense	$ 342
Membership rewards expense, after-tax	212
Earnings allocated to participating share awards and other items	7	14	14	14	14	15	15	14	49	58	51
Restructuring Reserve By Type Of Restructuring [Line Items]
Restructuring charges, gross of revision adjustments	400
Restructuring charges, after-tax	287
Statement [Line Items]
Cardmember reimbursements	153
Cardmember reimbursements, after-tax	95
Periods in the current year [Member]
Statement [Line Items]
Cardmember reimbursements	49
Periods prior to the current year [Member]
Statement [Line Items]
Cardmember reimbursements	$ 83